UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09521
AMG Funds
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
December 31
Date of reporting period:
January 01, 2025 - December 31, 2025
(Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K Municipal Bond Fund
Class N/GWMTX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$75	0.73%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class N shares returned 5.21%, compared to the 5.92% return for its benchmark, the Bloomberg 10-Year Municipal Bond Index (the “Index”). The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Market Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the Index for the fiscal year. An allocation to bonds longer than the Index was the biggest negative as the curve steepened. Overall longer duration, security selection, and an allocation to shorter maturities than the Index benefited performance.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	5.21%	0.47%	1.77%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg 10-Year Municipal Bond Index	5.92%	1.05%	2.54%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$973,687,376
Total number of portfolio holdings	233
Net advisory fees paid	$1,381,487
Portfolio turnover rate as of the end of the reporting period	61%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	1.7%
Utility Debt Securitization Authority, Series 2, 5.000%, 12/15/37	1.5%
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
University of California, Series CD, 5.000%, 05/15/36	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Utility Debt Securitization Authority, Series 2, 5.000%, 06/15/37	1.1%
Top Ten as a Group	12.5%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR025A

AMG GW&K Municipal Bond Fund
Class I/GWMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$40	0.39%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class I shares returned 5.52%, compared to the 5.92% return for its benchmark, the Bloomberg 10-Year Municipal Bond Index (the “Index”). The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Market Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the Index for the fiscal year. An allocation to bonds longer than the Index was the biggest negative as the curve steepened. Overall longer duration, security selection, and an allocation to shorter maturities than the Index benefited performance.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	5.52%	0.79%	2.10%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg 10-Year Municipal Bond Index	5.92%	1.05%	2.54%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$973,687,376
Total number of portfolio holdings	233
Net advisory fees paid	$1,381,487
Portfolio turnover rate as of the end of the reporting period	61%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings
Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	1.7%
Utility Debt Securitization Authority, Series 2, 5.000%, 12/15/37	1.5%
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.3%
University of California, Series CD, 5.000%, 05/15/36	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.1%
Utility Debt Securitization Authority, Series 2, 5.000%, 06/15/37	1.1%
Top Ten as a Group	12.5%

Portfolio Breakdown

Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR024A
AMG GW&K Municipal Enhanced SMA Shares
MESHX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund returned 2.84%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Market Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed both indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive, as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the Fund since the Fund's inception on February 28, 2023, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the Fund for the past one-year period and the period from the Fund's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
AMG GW&K Municipal Enhanced SMA Shares	2.84%	5.18%
Bloomberg U.S. Municipal Bond Index	4.25%	3.90%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	5.14%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$217,449,823
Total number of portfolio holdings	135
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	41%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Public Finance Authority, 5.750%, 12/31/65	2.8%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.5%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.3%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.2%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.9%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.9%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Orange County Health Facilities Authority, Series A, 5.250%, 10/01/56	1.7%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	1.7%
Top Ten as a Group	21.6%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR026A

AMG GW&K Municipal Enhanced Yield Fund
Class N/GWMNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$100	0.99%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund’s Class N shares returned 2.23%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Markets Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	2.23%	(0.44%)	2.28%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	1.57%	3.29%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$158,461,526
Total number of portfolio holdings	79
Net advisory fees paid	$585,057
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR028A

AMG GW&K Municipal Enhanced Yield Fund
Class I/GWMEX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$65	0.64%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund’s Class I shares returned 2.51%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Markets Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	2.51%	(0.09%)	2.67%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	1.57%	3.29%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$158,461,526
Total number of portfolio holdings	79
Net advisory fees paid	$585,057
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR027A

AMG GW&K Municipal Enhanced Yield Fund
Class Z/GWMZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$60	0.59%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund’s Class Z shares returned 2.56%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 4.13%. The Bloomberg U.S. Municipal Bond Index returned 4.25% over the same period.
OVERVIEW
•   Municipal bonds delivered solid returns in Q4 and for the year. Municipals underperformed their taxable counterparts largely due to record new supply and concerns earlier in the year regarding tax exemption and tariffs. However, the market rallied to end Q3 and continued into Q4 driven by the Federal Open Markets Committee (FOMC) cutting the Federal Funds rate by 25 basis points, strong reinvestment demand, and tax-equivalent yields that had become too cheap to ignore.
•   Returns varied for the year as the yield curve meaningfully steepened. Shorter maturity yields declined by 40-45 basis points, while the long end actually rose 30 basis points. This drove returns along the intermediate part of the yield curve higher for the year.
PERFORMANCE/CONTRIBUTORS/DETRACTORS
•   On a relative performance basis, the Fund underperformed the indices for the fiscal year ended December 31, 2025. The Fund’s longer duration was a positive as well as an overweight to the 10-year area of the curve, which was the best performer. The Fund’s underweight to short callable bonds and overweight to longer maturities were negatives as the curve steepened, with short-term rates falling and longer-term rates rising. Overall security selection was a positive for the year, particularly in BBB rated securities. However, high yield underperformed for the year, and the Fund’s small allocation to BBs was a negative.
OUTLOOK
•   The municipal bond market enters 2026 with many of the same crosscurrents that defined the second half of 2025. Supply is expected to remain elevated as issuers continue to address deferred capital needs and higher project costs, while broader rate direction remains in flux. That said, municipal rates north of their trailing 10- and 20-year averages and a steep muni curve beyond 10 years, support a more constructive outlook for municipal investors, particularly in intermediate and longer maturities.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	2.56%	(0.03%)	2.83%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.48%
Bloomberg U.S. Municipal Bond BAA Index	4.13%	1.57%	3.49%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$158,461,526
Total number of portfolio holdings	79
Net advisory fees paid	$585,057
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.1%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.6%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.2%
New York Transportation Development Corp., 4.000%, 04/30/53	3.1%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.7%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Top Ten as a Group	31.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR029A
AMG GW&K Securitized Bond SMA Shares
GWSBX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Securitized Bond SMA Shares (the “Fund”) for the period of June 12, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs since the commencement of operations?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Securitized Bond SMA Shares (GWSBX)	$0	0.00%
Usually the expenses for a full reporting period would be higher for a fund; however, in this case, the Fund has an expense cap arrangement that reduces the Fund's expenses to 0.00% (excluding taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund's average daily net assets.
Management's Discussion of Fund Performance
AMG GW&K Securitized Bond SMA Shares (the “Fund”) returned 4.87% for the period June 12, 2025 (commencement of operations) to December 31, 2025, compared with the 5.10% return for its current benchmark, the Bloomberg U.S. Securitized Index (the “Index”). The Bloomberg U.S. Aggregate Bond Index returned 4.10% over the same period.
MARKET OVERVIEW
•   The broad U.S. bond market, represented by the Bloomberg U.S. Aggregate Bond Index, posted its best annual performance since 2020, led by strong performance in securitized assets as Agency mortgage-backed securities (MBS) benefited from reduced rate volatility, while investment grade corporates generated positive excess returns through carry despite modest spread widening.
•   The Treasury curve steepened further, driven by declines at the front end of the curve (2- and 5-year yields down 13 and 2 basis points, respectively) and modest increases at the long end of the curve (10- and 30-year up 2 and 11 bps, respectively), leaving the spread between the 2-year and 30-year maturities along the curve at its steepest level amid accommodative U.S. Federal Reserve (the Fed) policy and ongoing inflation, fiscal supply, and dollar-demand concerns.
PERFORMANCE REVIEW
•   On a relative basis, the Fund underperformed its benchmarks from its June inception through December 31, 2025. Relative performance was negatively impacted by an overweight to CMBS (Commercial Mortgage-backed Securities) and allocations to out-of-benchmark Treasuries and CLOs (Collateralized Loan Obligations). Although CMBS and CLO credit spreads tightened over the period, they lagged the tightening in Agency MBS, which were the primary driver of index returns. Positive allocation and security selection within Agency MBS partially mitigated the relative underperformance.
OUTLOOK
•   Entering 2026, government support across monetary, fiscal, and capital markets has helped stabilize volatility, extending the traditional “don’t fight the Fed” framework and creating a supportive backdrop for securitized markets.
•   Despite fears of global conflicts, an explosion of artificial intelligence (AI)-driven debt supply, and markets that have priced much of the good news in, stable and reasonable fixed-income yields look to make this another year where thoughtful active management can find attractive opportunities within high grade securitized products.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the Fund since the Fund's inception on June 12, 2025, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the Fund from the Fund's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same period.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $ 10,000
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
AMG GW&K Securitized Bond SMA Shares	4.87%
Bloomberg U.S. Aggregate Bond Index	4.10%
Bloomberg U.S. Securitized Index	5.10%
"Bloomberg®" and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the index (collectively, "Bloomberg") and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$120,140,568
Total number of portfolio holdings	128
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
GNMA, 5.500%, 04/20/55	4.4%
FHLMC, 3.500%, 06/01/49	4.3%
FNMA, 5.000%, 01/01/53	3.9%
FNMA, 2.500%, 11/01/51	3.4%
FNMA, 4.000%, 06/01/53	3.3%
GNMA, 2.500%, 09/20/50	3.1%
FHLMC, 3.000%, 08/01/52	2.9%
FHLMC, 6.000%, 10/01/53	2.9%
FHLMC, 5.500%, 02/01/54	2.9%
FHLMC, 4.500%, 09/01/52	2.8%
Top Ten as a Group	33.9%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR101A

AMG GW&K Small Cap Core Fund
Class N/GWETX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$134	1.29%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class N shares returned 7.24%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 12.81%. The S&P 500® Index returned 17.88% over the same period.
OVERVIEW
•    The Russell 2000® Index finished the year up strongly after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and industrials and health care leading returns, while consumer staples and discretionary were the only sectors to finish negative relative to the Russell 2000® Index.
PERFORMANCE REVIEW
•    The Fund underperformed the Russell 2000® Index on a relative basis for the fiscal year.
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year and caused the Fund’s underperformance.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection within industrials was a leading contributor to relative performance.
•    Notable top contributors in industrials included: Sterling Infrastructure, Inc. (+82%), Primoris Services Corp. (+63%), and RBC Bearings, Inc. (+50%).
•    Materials, information technology, and financials were the most challenging sectors to relative performance due to weak stock selection.
•    Notable top detractors from performance included: Intapp, Inc. (-29%), Avient Corp (-21%), and Flywire Corp. (-85%).  Flywire was sold during the year.
OUTLOOK
•  Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•  A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	7.24%	5.84%	9.51%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$697,869,168
Total number of portfolio holdings	101
Net advisory fees paid	$4,372,594
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR031A

AMG GW&K Small Cap Core Fund
Class I/GWEIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$98	0.94%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class I shares returned 7.57%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 12.81%. The S&P 500® Index returned 17.88% over the same period.
OVERVIEW
•    The Russell 2000® Index finished the year up strongly after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and industrials and health care leading returns, while consumer staples and discretionary were the only sectors to finish negative relative to the Russell 2000® Index.
PERFORMANCE REVIEW
•    The Fund underperformed the Russell 2000® Index on a relative basis for the fiscal year.
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year and caused the Fund’s underperformance.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection within industrials was a leading contributor to relative performance.
•    Notable top contributors in industrials included: Sterling Infrastructure, Inc. (+82%), Primoris Services Corp. (+63%), and RBC Bearings, Inc. (+50%).
•    Materials, information technology, and financials were the most challenging sectors to relative performance due to weak stock selection.
•    Notable top detractors from performance included: Intapp, Inc. (-29%), Avient Corp (-21%), and Flywire Corp. (-85%).  Flywire was sold during the year.
OUTLOOK
•  Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•  A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	7.57%	6.20%	9.89%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Index	12.81%	6.09%	9.62%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$697,869,168
Total number of portfolio holdings	101
Net advisory fees paid	$4,372,594
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR030A

AMG GW&K Small Cap Core Fund
Class Z/GWEZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$92	0.89%
Management's Discussion of Fund Performance
For the year that ended December 31, 2025, the Fund's Class Z shares returned 7.67%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 12.81%. The S&P 500® Index returned 17.88% over the same period.
OVERVIEW
•    The Russell 2000® Index finished the year up strongly after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and industrials and health care leading returns, while consumer staples and discretionary were the only sectors to finish negative relative to the Russell 2000® Index.
PERFORMANCE REVIEW
•    The Fund underperformed the Russell 2000® Index on a relative basis for the fiscal year.
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year and caused the Fund’s underperformance.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection within industrials was a leading contributor to relative performance.
•    Notable top contributors in industrials included: Sterling Infrastructure, Inc. (+82%), Primoris Services Corp. (+63%), and RBC Bearings, Inc. (+50%).
•    Materials, information technology, and financials were the most challenging sectors to relative performance due to weak stock selection.
•    Notable top detractors from performance included: Intapp, Inc. (-29%), Avient Corp (-21%), and Flywire Corp. (-85%).  Flywire was sold during the year.
OUTLOOK
•  Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•  A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	7.67%	6.26%	8.63%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Index	12.81%	6.09%	8.19%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$697,869,168
Total number of portfolio holdings	101
Net advisory fees paid	$4,372,594
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.3%
SPX Technologies, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.7%
Advanced Energy Industries, Inc.	1.7%
Globus Medical, Inc., Class A	1.6%
Champion Homes, Inc.	1.6%
Sterling Infrastructure, Inc.	1.6%
ITT, Inc.	1.6%
Stifel Financial Corp.	1.5%
Top Ten as a Group	17.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR032A

AMG GW&K Small Cap Value Fund
Class N/SKSEX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$115	1.13%
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2025, the Fund's Class N shares returned 3.00%, compared to a 12.59% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Russell 2000® Value Index finished the year up 12.59% after a volatile path, falling 22% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and materials and consumer discretionary leading returns, while consumer staples and energy were the laggards within the Russell 2000® Value Index.
PERFORMANCE REVIEW
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selections within information technology and energy were leading contributors to relative performance.
•    Notable top contributors in those sectors included: TTM Technologies, Inc. (+189%), Viavi Solutions, Inc. (+76%), and Solaris Energy Infrastructure, Inc. Class A (+62%).
•    Financials and materials were the main sectors detracting from performance due to weak stock selection.
•    Notable top detractors from performance included: Walker & Dunlop, Inc. (-36%), Selective Insurance Group, Inc. (-17%), and Orion S.A. (-45%). Selective Insurance Group Inc. and Orion S.A. were sold during the year.
OUTLOOK
•    Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•    A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	3.00%	8.52%	7.86%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Value Index	12.59%	8.88%	9.27%
As of December 4, 2020, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before December 4, 2020, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$203,243,873
Total number of portfolio holdings	84
Net advisory fees paid	$1,360,013
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR034A

AMG GW&K Small Cap Value Fund
Class I/SKSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$94	0.93%
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2025, the Fund's Class I shares returned 3.18%, compared to a 12.59% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Russell 2000® Value Index finished the year up 12.59% after a volatile path, falling 22% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and materials and consumer discretionary leading returns, while consumer staples and energy were the laggards within the Russell 2000® Value Index.
PERFORMANCE REVIEW
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selections within information technology and energy were leading contributors to relative performance.
•    Notable top contributors in those sectors included: TTM Technologies, Inc. (+189%), Viavi Solutions, Inc. (+76%), and Solaris Energy Infrastructure, Inc. Class A (+62%).
•    Financials and materials were the main sectors detracting from performance due to weak stock selection.
•    Notable top detractors from performance included: Walker & Dunlop, Inc. (-36%), Selective Insurance Group, Inc. (-17%), and Orion S.A. (-45%). Selective Insurance Group Inc. and Orion S.A. were sold during the year.
OUTLOOK
•    Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•    A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	3.18%	8.73%	6.67%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Value Index	12.59%	8.88%	6.97%
As of December 4, 2020, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before December 4, 2020, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$203,243,873
Total number of portfolio holdings	84
Net advisory fees paid	$1,360,013
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR033A

AMG GW&K Small Cap Value Fund
Class Z/SKSZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$89	0.88%
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2025, the Fund's Class Z shares returned 3.25%, compared to a 12.59% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Russell 2000® Value Index finished the year up 12.59% after a volatile path, falling 22% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    Leadership broadened beyond growth, with value nearly matching growth performance and materials and consumer discretionary leading returns, while consumer staples and energy were the laggards within the Russell 2000® Value Index.
PERFORMANCE REVIEW
•    While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selections within information technology and energy were leading contributors to relative performance.
•    Notable top contributors in those sectors included: TTM Technologies, Inc. (+189%), Viavi Solutions, Inc. (+76%), and Solaris Energy Infrastructure, Inc. Class A (+62%).
•    Financials and materials were the main sectors detracting from performance due to weak stock selection.
•    Notable top detractors from performance included: Walker & Dunlop, Inc. (-36%), Selective Insurance Group, Inc. (-17%), and Orion S.A. (-45%). Selective Insurance Group Inc. and Orion S.A. were sold during the year.
OUTLOOK
•    Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•    A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	3.25%	8.79%	6.74%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Value Index	12.59%	8.88%	6.97%
As of December 4, 2020, the Fund's Subadviser was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund had different principal investment strategies and corresponding risks. The Fund's performance before December 4, 2020, might be less pertinent for investors considering whether to purchase shares of the Fund.
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$203,243,873
Total number of portfolio holdings	84
Net advisory fees paid	$1,360,013
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	2.7%
Solaris Energy Infrastructure, Inc., Class A	2.5%
Ligand Pharmaceuticals, Inc.	2.5%
Supernus Pharmaceuticals, Inc.	2.2%
Constellium SE (France)	2.2%
IMAX Corp. (Canada)	2.2%
Ameris Bancorp	2.1%
Viavi Solutions, Inc.	1.9%
Federal Agricultural Mortgage Corp., Class C	1.9%
Thermon Group Holdings, Inc.	1.8%
Top Ten as a Group	22.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR035A

AMG GW&K Small/Mid Cap Core Fund
Class N/GWGVX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$109	1.07%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 4.39%, compared to the Fund’s benchmark, the Russell 2500® Index (the "Index"), which returned 11.91%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Index finished the year up strong after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    To add an unexpected twist to this wild story, the value side of the Index outperformed for the year, despite all the talk of artificial intelligence (AI) and technology. Utilities and health care sectors led returns within the Index, while consumer staples was far and away the worst performer and only negative group. Consumer discretionary and real estate were also well below average.
PERFORMANCE REVIEW
•   The Fund underperformed the Index for the fiscal year ended December 31, 2025.
•   While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•   Stock selection within consumer staples and industrials was a leading contributor to relative performance.
•   Notable top contributors in those sectors included Performance Food Group Co (+22%), Comfort Systems USA, Inc. (+121%), and API Group Corporation (+60%).
•   Information technology, materials and financials were the most challenging sectors to performance due primarily to weak stock selection.
•   Notable top detractors from performance included Globant SA (-69%), Eagle Materials Inc. (-16%), and Steel Newco Inc. (-16%). Globant SA and Steel Newco Inc. were sold during the year.
OUTLOOK
•   Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•   A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	4.39%	6.34%	9.27%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2500® Index	11.91%	7.26%	9.31%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$716,960,006
Total number of portfolio holdings	88
Net advisory fees paid	$4,681,272
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR037A

AMG GW&K Small/Mid Cap Core Fund
Class I/GWGIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$89	0.87%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 4.58%, compared to the Fund’s benchmark, the Russell 2500® Index (the "Index"), which returned 11.91%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Index finished the year up strong after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    To add an unexpected twist to this wild story, the value side of the Index outperformed for the year, despite all the talk of artificial intelligence (AI) and technology. Utilities and health care sectors led returns within the Index, while consumer staples was far and away the worst performer and only negative group. Consumer discretionary and real estate were also well below average.
PERFORMANCE REVIEW
•   The Fund underperformed the Index for the fiscal year ended December 31, 2025.
•   While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•   Stock selection within consumer staples and industrials was a leading contributor to relative performance.
•   Notable top contributors in those sectors included Performance Food Group Co (+22%), Comfort Systems USA, Inc. (+121%), and API Group Corporation (+60%).
•   Information technology, materials and financials were the most challenging sectors to performance due primarily to weak stock selection.
•   Notable top detractors from performance included Globant SA (-69%), Eagle Materials Inc. (-16%), and Steel Newco Inc. (-16%). Globant SA and Steel Newco Inc. were sold during the year.
OUTLOOK
•   Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•   A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	4.58%	6.55%	9.93%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2500® Index	11.91%	7.26%	10.40%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$716,960,006
Total number of portfolio holdings	88
Net advisory fees paid	$4,681,272
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR036A

AMG GW&K Small/Mid Cap Core Fund
Class Z/GWGZX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$84	0.82%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 4.68%, compared to the Fund’s benchmark, the Russell 2500® Index (the "Index"), which returned 11.91%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    The Index finished the year up strong after a volatile path, falling 23% amid tariff uncertainty before rebounding more than 40% to reach new all-time highs by mid-December.
•    To add an unexpected twist to this wild story, the value side of the Index outperformed for the year, despite all the talk of artificial intelligence (AI) and technology. Utilities and health care sectors led returns within the Index, while consumer staples was far and away the worst performer and only negative group. Consumer discretionary and real estate were also well below average.
PERFORMANCE REVIEW
•   The Fund underperformed the Index for the fiscal year ended December 31, 2025.
•   While some of the Fund’s holdings had fundamental setbacks, the low quality, narrow environment was a huge factor in the benchmark’s superior results. Our investment style deliberately avoids higher beta stocks, commodity industries like metals and mining, and speculative companies without earnings valuation support. Unfortunately, these were the exact traits favored by investors during the year.
TOP CONTRIBUTORS AND DETRACTORS
•   Stock selection within consumer staples and industrials was a leading contributor to relative performance.
•   Notable top contributors in those sectors included Performance Food Group Co (+22%), Comfort Systems USA, Inc. (+121%), and API Group Corporation (+60%).
•   Information technology, materials and financials were the most challenging sectors to performance due primarily to weak stock selection.
•   Notable top detractors from performance included Globant SA (-69%), Eagle Materials Inc. (-16%), and Steel Newco Inc. (-16%). Globant SA and Steel Newco Inc. were sold during the year.
OUTLOOK
•   Fundamentals are improving, with accelerating small-cap earnings growth, a broadening economic backdrop, normalization of post-Covid distortions, clearer global trade rules, and greater consumer confidence as policy uncertainty eases.
•   A widening opportunity set favors disciplined investors, as a broadening economy could support broader market performance, while risk-aware strategies focused on sustainable earnings growth should fare better than chasing narrow market themes.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	4.68%	6.62%	9.54%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2500® Index	11.91%	7.26%	9.31%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$716,960,006
Total number of portfolio holdings	88
Net advisory fees paid	$4,681,272
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.5%
API Group Corp.	2.2%
Piper Sandler Cos.	2.2%
Cavco Industries, Inc.	2.0%
ITT, Inc.	2.0%
RBC Bearings, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Advanced Energy Industries, Inc.	1.8%
Burlington Stores, Inc.	1.8%
Jazz Pharmaceuticals PLC (Ireland)	1.7%
Top Ten as a Group	20.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR038A

AMG Renaissance Large Cap Growth Fund
Class N/MRLTX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$104	0.99%
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares advanced 10.11% for the calendar year that ended December 31, 2025, led by strong absolute returns in the Fund’s consumer discretionary, consumer staples, and real estate holdings.
•    The Fund’s holdings in financials and information technology were negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the Russell 1000® Growth Index (the “Russell Index”), which returned 18.56%. The Fund also underperformed the S&P 500® Index (the “S&P Index”), which gained 17.88%. While we were encouraged to see the market start to broaden in November and December, the market in 2025 remained narrow overall, with returns largely driven by a handful of mega-cap technology stocks with direct exposure to Artificial Intelligence (AI). The narrow market environment was further exacerbated by the Index remaining heavily weighted in mega-cap stocks, as the weight of the 10 largest stocks in the Russell Index accounted for more than 40% of the Russell Index. In this environment where the mega-cap stocks contributed significantly to the overall Russell Index return, the Fund’s equal-weight portfolio strategy was a drag on performance as a result of having relative underweight position size in many of these stocks.
•   The narrowness of the market in 2025 is evident in the fact that only 26% of the stocks in the broader S&P Index outperformed the overall S&P Index in 2025. On an equal-weighted basis, the S&P Index posted a return of 11.43% for 2025, far below the cap-weighted return of 17.88%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the consumer discretionary and consumer staples sectors was the largest contributor to relative performance compared to the Russell Index.
•    Stock selection in the financials and information technology sectors was the largest detractor from relative performance. Our sector allocation also had a negative impact driven primarily by an overweight in financials and utilities and an overweight in information technology.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, health care, and financials. The Fund has no positions in the consumer staples or energy sectors.
•    The Fund’s relatively equal-weight position sizes mean that it remains underweighted in mega-cap stocks, despite owning many of these stocks, resulting in the average market capitalization of the portfolio holdings below that of the Russell Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	10.11%	12.40%	13.95%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$133,747,801
Total number of portfolio holdings	57
Net advisory fees paid	$510,118
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR046A

AMG Renaissance Large Cap Growth Fund
Class I/MRLSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$76	0.72%
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares advanced 10.36% for the calendar year that ended December 31, 2025, led by strong absolute returns in the Fund’s consumer discretionary, consumer staples, and real estate holdings.
•    The Fund’s holdings in financials and information technology were negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the Russell 1000® Growth Index (the “Russell Index”), which returned 18.56%. The Fund also underperformed the S&P 500® Index (the “S&P Index”), which gained 17.88%. While we were encouraged to see the market start to broaden in November and December, the market in 2025 remained narrow overall, with returns largely driven by a handful of mega-cap technology stocks with direct exposure to Artificial Intelligence (AI). The narrow market environment was further exacerbated by the Index remaining heavily weighted in mega-cap stocks, as the weight of the 10 largest stocks in the Russell Index accounted for more than 40% of the Russell Index. In this environment where the mega-cap stocks contributed significantly to the overall Russell Index return, the Fund’s equal-weight portfolio strategy was a drag on performance as a result of having relative underweight position size in many of these stocks.
•   The narrowness of the market in 2025 is evident in the fact that only 26% of the stocks in the broader S&P Index outperformed the overall S&P Index in 2025. On an equal-weighted basis, the S&P Index posted a return of 11.43% for 2025, far below the cap-weighted return of 17.88%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the consumer discretionary and consumer staples sectors was the largest contributor to relative performance compared to the Russell Index.
•    Stock selection in the financials and information technology sectors was the largest detractor from relative performance. Our sector allocation also had a negative impact driven primarily by an overweight in financials and utilities and an overweight in information technology.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, health care, and financials. The Fund has no positions in the consumer staples or energy sectors.
•    The Fund’s relatively equal-weight position sizes mean that it remains underweighted in mega-cap stocks, despite owning many of these stocks, resulting in the average market capitalization of the portfolio holdings below that of the Russell Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	10.36%	12.68%	14.25%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$133,747,801
Total number of portfolio holdings	57
Net advisory fees paid	$510,118
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR045A

AMG Renaissance Large Cap Growth Fund
Class Z/MRLIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$68	0.65%
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class Z shares advanced 10.48% for the calendar year that ended December 31, 2025, led by strong absolute returns in the Fund’s consumer discretionary, consumer staples, and real estate holdings.
•    The Fund’s holdings in financials and information technology were negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the Russell 1000® Growth Index (the “Russell Index”), which returned 18.56%. The Fund also underperformed the S&P 500® Index (the “S&P Index”), which gained 17.88%. While we were encouraged to see the market start to broaden in November and December, the market in 2025 remained narrow overall, with returns largely driven by a handful of mega-cap technology stocks with direct exposure to Artificial Intelligence (AI). The narrow market environment was further exacerbated by the Index remaining heavily weighted in mega-cap stocks, as the weight of the 10 largest stocks in the Russell Index accounted for more than 40% of the Russell Index. In this environment where the mega-cap stocks contributed significantly to the overall Russell Index return, the Fund’s equal-weight portfolio strategy was a drag on performance as a result of having relative underweight position size in many of these stocks.
•   The narrowness of the market in 2025 is evident in the fact that only 26% of the stocks in the broader S&P Index outperformed the overall S&P Index in 2025. On an equal-weighted basis, the S&P Index posted a return of 11.43% for 2025, far below the cap-weighted return of 17.88%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the consumer discretionary and consumer staples sectors was the largest contributor to relative performance compared to the Russell Index.
•    Stock selection in the financials and information technology sectors was the largest detractor from relative performance. Our sector allocation also had a negative impact driven primarily by an overweight in financials and utilities and an overweight in information technology.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, health care, and financials. The Fund has no positions in the consumer staples or energy sectors.
•    The Fund’s relatively equal-weight position sizes mean that it remains underweighted in mega-cap stocks, despite owning many of these stocks, resulting in the average market capitalization of the portfolio holdings below that of the Russell Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	10.48%	12.78%	14.36%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$133,747,801
Total number of portfolio holdings	57
Net advisory fees paid	$510,118
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.0%
Broadcom, Inc.	3.0%
Apple, Inc.	2.9%
Amazon.com, Inc.	2.7%
KLA Corp.	2.3%
Arista Networks, Inc.	2.2%
Amphenol Corp., Class A	2.2%
Tapestry, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%
Top Ten as a Group	26.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR047A

AMG TimesSquare International Small Cap Fund
Class N/TCMPX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$150	1.30%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 30.35%, while its benchmark, the MSCI EAFE Small Cap Index, returned 31.83%. The MSCI EAFE Index returned 31.22% over the same period.
PERFORMANCE OVERVIEW
•   Markets navigated a complex backdrop of geopolitical tensions and domestic policy shifts in 2025. After years of U.S. equity outperformance, international markets led the way in both the fourth quarter and for the full year 2025. Regional performance within the Fund varied: Emerging Markets, Japan, and Asia/Pacific ex Japan showed relative strength, while there was relative weakness in Europe.
REGIONAL PERFORMANCE REVIEW - JAPAN
•    Within Japan, the Fund started the year with a tilt toward consumer-related sectors, capitalizing on record inbound tourism and robust domestic spending. However, following the election of Prime Minister Takaichi and a subsequent rise in geopolitical friction with China, there was a measurable contraction in inbound tourist volumes. On the other hand, the administration’s vocal support for energy independence and technological advancement has provided a strong tailwind for our holdings in these sectors. The Fund views these areas as structural growth engines that are resilient to shifts in political leadership and broader macro volatility.
•   Integral, Japan's only listed independent private equity firm, declined -23%. We believe this weakness stems from a lack of local market appreciation for the private equity business model, a sentiment exacerbated by limited sell-side analyst coverage.
REGIONAL PERFORMANCE REVIEW - EUROPE
•    In Europe, strong performance in the first half of the year gave way to heightened volatility as headlines surrounding the conflict in Ukraine disrupted sentiment across the defense sector. RENK, a global leader in mission-critical drive technologies for land and naval platforms, rose 230%. The Fund expects ongoing benefits from Europe’s multiyear defense rearmament cycle.
•    By contrast, Siegfried Holding fell -14% due to inflationary cost pressures and unfavorable currency movements.
•    Emerging Markets benefited from strong stock selection, highlighted by Piraeus Bank, whose shares gained 111% on robust loan growth and steady asset management results.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	30.35%	1.17%	4.96%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$119,752,682
Total number of portfolio holdings	84
Net advisory fees paid	$851,980
Portfolio turnover rate as of the end of the reporting period	60%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR075A

AMG TimesSquare International Small Cap Fund
Class I/TQTIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$127	1.10%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 30.60%, while its benchmark, the MSCI EAFE Small Cap Index, returned 31.83%. The MSCI EAFE Index returned 31.22% over the same period.
PERFORMANCE OVERVIEW
•   Markets navigated a complex backdrop of geopolitical tensions and domestic policy shifts in 2025. After years of U.S. equity outperformance, international markets led the way in both the fourth quarter and for the full year 2025. Regional performance within the Fund varied: Emerging Markets, Japan, and Asia/Pacific ex Japan showed relative strength, while there was relative weakness in Europe.
REGIONAL PERFORMANCE REVIEW - JAPAN
•    Within Japan, the Fund started the year with a tilt toward consumer-related sectors, capitalizing on record inbound tourism and robust domestic spending. However, following the election of Prime Minister Takaichi and a subsequent rise in geopolitical friction with China, there was a measurable contraction in inbound tourist volumes. On the other hand, the administration’s vocal support for energy independence and technological advancement has provided a strong tailwind for our holdings in these sectors. The Fund views these areas as structural growth engines that are resilient to shifts in political leadership and broader macro volatility.
•   Integral, Japan's only listed independent private equity firm, declined -23%. We believe this weakness stems from a lack of local market appreciation for the private equity business model, a sentiment exacerbated by limited sell-side analyst coverage.
REGIONAL PERFORMANCE REVIEW - EUROPE
•    In Europe, strong performance in the first half of the year gave way to heightened volatility as headlines surrounding the conflict in Ukraine disrupted sentiment across the defense sector. RENK, a global leader in mission-critical drive technologies for land and naval platforms, rose 230%. The Fund expects ongoing benefits from Europe’s multiyear defense rearmament cycle.
•    By contrast, Siegfried Holding fell -14% due to inflationary cost pressures and unfavorable currency movements.
•    Emerging Markets benefited from strong stock selection, highlighted by Piraeus Bank, whose shares gained 111% on robust loan growth and steady asset management results.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	30.60%	1.35%	5.15%
MSCI EAFE Index	31.22%	8.92%	8.67%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.62%
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$119,752,682
Total number of portfolio holdings	84
Net advisory fees paid	$851,980
Portfolio turnover rate as of the end of the reporting period	60%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR074A

AMG TimesSquare International Small Cap Fund
Class Z/TCMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$121	1.05%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 30.71%, while its benchmark, the MSCI EAFE Small Cap Index, returned 31.83%. The MSCI EAFE Index returned 31.22% over the same period.
PERFORMANCE OVERVIEW
•   Markets navigated a complex backdrop of geopolitical tensions and domestic policy shifts in 2025. After years of U.S. equity outperformance, international markets led the way in both the fourth quarter and for the full year 2025. Regional performance within the Fund varied: Emerging Markets, Japan, and Asia/Pacific ex Japan showed relative strength, while there was relative weakness in Europe.
REGIONAL PERFORMANCE REVIEW - JAPAN
•    Within Japan, the Fund started the year with a tilt toward consumer-related sectors, capitalizing on record inbound tourism and robust domestic spending. However, following the election of Prime Minister Takaichi and a subsequent rise in geopolitical friction with China, there was a measurable contraction in inbound tourist volumes. On the other hand, the administration’s vocal support for energy independence and technological advancement has provided a strong tailwind for our holdings in these sectors. The Fund views these areas as structural growth engines that are resilient to shifts in political leadership and broader macro volatility.
•   Integral, Japan's only listed independent private equity firm, declined -23%. We believe this weakness stems from a lack of local market appreciation for the private equity business model, a sentiment exacerbated by limited sell-side analyst coverage.
REGIONAL PERFORMANCE REVIEW - EUROPE
•    In Europe, strong performance in the first half of the year gave way to heightened volatility as headlines surrounding the conflict in Ukraine disrupted sentiment across the defense sector. RENK, a global leader in mission-critical drive technologies for land and naval platforms, rose 230%. The Fund expects ongoing benefits from Europe’s multiyear defense rearmament cycle.
•    By contrast, Siegfried Holding fell -14% due to inflationary cost pressures and unfavorable currency movements.
•    Emerging Markets benefited from strong stock selection, highlighted by Piraeus Bank, whose shares gained 111% on robust loan growth and steady asset management results.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	30.71%	1.42%	5.22%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI EAFE Small Cap Index	31.83%	5.62%	7.49%
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$119,752,682
Total number of portfolio holdings	84
Net advisory fees paid	$851,980
Portfolio turnover rate as of the end of the reporting period	60%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Azbil Corp. (Japan)	2.6%
KDX Realty Investment Corp., REIT (Japan)	2.4%
Technip Energies, N.V. (France)	2.4%
ALS, Ltd. (Australia)	2.4%
Sumitomo Bakelite Co., Ltd. (Japan)	2.3%
Greencore Group PLC (Ireland)	2.2%
Interpump Group S.p.A. (Italy)	2.1%
Ringkjoebing Landbobank A/S (Denmark)	2.1%
Sopra Steria Group (France)	2.0%
Rigaku Holdings Corp. (Japan)	2.0%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR076A

AMG TimesSquare Mid Cap Growth Fund
Class N/TMDPX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$110	1.05%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 8.77%, while its benchmark, the Russell Midcap® Growth Index, returned 8.66%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
PERFORMANCE REVIEW
•    In 2025, the Fund outperformed its category benchmark (Russell Midcap® Growth Index).
•    The Fund outperformed despite the market’s preference for lower quality, non-earners, and higher risk.
•    The benchmark further concentrated, with less than 300 names.
•    Compared with the benchmark, there was strength found in Financials, Health Care, Communication Services, and Consumer Staples. That was partially offset by weakness in Information Technology, Industrials, and Consumer Discretionary.
TOP CONTRIBUTORS AND DETRACTORS
•    Robinhood Markets (+204%) supplies a financial services platform. Robinhood achieved impressive account growth and benefited from high trading volumes.
•    AppLovin (+127%) offers a software-based platform for advertisers to enhance the marketing and monetization of their content. Advertising revenues climbed throughout the year. We exited the position on the strength of its performance.
•    Curtiss-Wright Corp. (+56%) provides engineered products and solutions to the aerospace and defense industries. The company benefited from increased defense spending.
•    HubSpot (-42%) offers a cloud-based customer relationship management platform. Its shares were punished by not meeting elevated market expectations.
•    Inspire Medical Systems (-53%) develops medical devices to treat obstructive sleep apnea. We sold out of the position due to the poorly managed rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	8.77%	6.19%	11.93%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$1,596,069,077
Total number of portfolio holdings	76
Net advisory fees paid	$10,300,588
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR078A

AMG TimesSquare Mid Cap Growth Fund
Class I/TQMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$94	0.90%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 8.96%, while its benchmark, the Russell Midcap® Growth Index, returned 8.66%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
PERFORMANCE REVIEW
•    In 2025, the Fund outperformed its category benchmark (Russell Midcap® Growth Index).
•    The Fund outperformed despite the market’s preference for lower quality, non-earners, and higher risk.
•    The benchmark further concentrated, with less than 300 names.
•    Compared with the benchmark, there was strength found in Financials, Health Care, Communication Services, and Consumer Staples. That was partially offset by weakness in Information Technology, Industrials, and Consumer Discretionary.
TOP CONTRIBUTORS AND DETRACTORS
•    Robinhood Markets (+204%) supplies a financial services platform. Robinhood achieved impressive account growth and benefited from high trading volumes.
•    AppLovin (+127%) offers a software-based platform for advertisers to enhance the marketing and monetization of their content. Advertising revenues climbed throughout the year. We exited the position on the strength of its performance.
•    Curtiss-Wright Corp. (+56%) provides engineered products and solutions to the aerospace and defense industries. The company benefited from increased defense spending.
•    HubSpot (-42%) offers a cloud-based customer relationship management platform. Its shares were punished by not meeting elevated market expectations.
•    Inspire Medical Systems (-53%) develops medical devices to treat obstructive sleep apnea. We sold out of the position due to the poorly managed rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	8.96%	6.35%	12.07%
S&P 500® Index	17.88%	14.42%	14.66%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$1,596,069,077
Total number of portfolio holdings	76
Net advisory fees paid	$10,300,588
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR077A

AMG TimesSquare Mid Cap Growth Fund
Class Z/TMDIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$89	0.85%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 9.01%, while its benchmark, the Russell Midcap® Growth Index, returned 8.66%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
PERFORMANCE REVIEW
•    In 2025, the Fund outperformed its category benchmark (Russell Midcap® Growth Index).
•    The Fund outperformed despite the market’s preference for lower quality, non-earners, and higher risk.
•    The benchmark further concentrated, with less than 300 names.
•    Compared with the benchmark, there was strength found in Financials, Health Care, Communication Services, and Consumer Staples. That was partially offset by weakness in Information Technology, Industrials, and Consumer Discretionary.
TOP CONTRIBUTORS AND DETRACTORS
•    Robinhood Markets (+204%) supplies a financial services platform. Robinhood achieved impressive account growth and benefited from high trading volumes.
•    AppLovin (+127%) offers a software-based platform for advertisers to enhance the marketing and monetization of their content. Advertising revenues climbed throughout the year. We exited the position on the strength of its performance.
•    Curtiss-Wright Corp. (+56%) provides engineered products and solutions to the aerospace and defense industries. The company benefited from increased defense spending.
•    HubSpot (-42%) offers a cloud-based customer relationship management platform. Its shares were punished by not meeting elevated market expectations.
•    Inspire Medical Systems (-53%) develops medical devices to treat obstructive sleep apnea. We sold out of the position due to the poorly managed rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	9.01%	6.41%	12.16%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$1,596,069,077
Total number of portfolio holdings	76
Net advisory fees paid	$10,300,588
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
EMCOR Group, Inc.	3.3%
Cencora, Inc.	3.1%
Monolithic Power Systems, Inc.	2.8%
IDEXX Laboratories, Inc.	2.6%
TPG, Inc.	2.4%
CyberArk Software, Ltd. (Israel)	2.3%
JFrog, Ltd.	2.2%
Axon Enterprise, Inc.	2.1%
Interactive Brokers Group, Inc., Class A	2.1%
Argenx SE, ADR (Netherlands)	2.0%
Top Ten as a Group	24.9%
Portfolio Breakdown
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
TimesSquare Capital Management, LLC, the Fund's subadviser ("TimesSquare") has agreed to waive a portion of the subadvisory fee payable by AMG Funds LLC (the "Investment Manager") in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the "ETF") that is attributable to the Fund's assets invested in the ETF (the "Fee Waiver Amount") and the Investment Manager has agreed to waive a portion of its management fee payable by the Fund equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with the Fund's expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR079A

AMG TimesSquare Small Cap Growth Fund
Class N/TSCPX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$116	1.12%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class N shares returned 6.66%, while the benchmark, the Russell 2000® Growth Index, returned 13.01%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
FUND PERFORMANCE
•    In 2025, the Fund underperformed its category benchmark (Russell 2000® Growth Index).
•    The Fund initially led its benchmark until a challenging period through the late summer and early fall and then rebounded at the end of the year.
•    Throughout the year, there were better returns from lower quality, non-earners, and higher risk stocks that hurt relative performance.
•    From a sector perspective, the Fund’s underperformance was primarily due to stock selection while sector allocation was modestly positive. The Fund had negative stock selection across most sectors, with energy and industrials as the top detractors. An overweight to industrials and an underweight to communication services were the top contributors.
TOP CONTRIBUTORS AND DETRACTORS
•    JFrog Ltd. (+112% for the year) provides systems that manage and accelerate the release of software updates from developers to users in a secure environment. Throughout the year, demand for JFrog’s product suite steadily grew.
•    Kratos Defense & Security (+188%) produces unmanned systems and satellite communications. The company won many new contracts from both U.S. and non-U.S. defense services.
•    Vertex, Inc. (-63%) provides end-to-end tax compliance software for large businesses. Some of its enterprise contracts took longer to complete because clients delayed signing amid concerns about the macroeconomic environment.
•    Inspire Medical Systems (-53% while held) develops medical devices to treat obstructive sleep apnea. We sold the position because management poorly handled the rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	6.66%	2.37%	9.28%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$106,345,220
Total number of portfolio holdings	85
Net advisory fees paid	$743,267
Portfolio turnover rate as of the end of the reporting period	96%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR081A

AMG TimesSquare Small Cap Growth Fund
Class I/TSQIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$101	0.98%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class I shares returned 6.73%, while the benchmark, the Russell 2000® Growth Index, returned 13.01%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
FUND PERFORMANCE
•    In 2025, the Fund underperformed its category benchmark (Russell 2000® Growth Index).
•    The Fund initially led its benchmark until a challenging period through the late summer and early fall and then rebounded at the end of the year.
•    Throughout the year, there were better returns from lower quality, non-earners, and higher risk stocks that hurt relative performance.
•    From a sector perspective, the Fund’s underperformance was primarily due to stock selection while sector allocation was modestly positive. The Fund had negative stock selection across most sectors, with energy and industrials as the top detractors. An overweight to industrials and an underweight to communication services were the top contributors.
TOP CONTRIBUTORS AND DETRACTORS
•    JFrog Ltd. (+112% for the year) provides systems that manage and accelerate the release of software updates from developers to users in a secure environment. Throughout the year, demand for JFrog’s product suite steadily grew.
•    Kratos Defense & Security (+188%) produces unmanned systems and satellite communications. The company won many new contracts from both U.S. and non-U.S. defense services.
•    Vertex, Inc. (-63%) provides end-to-end tax compliance software for large businesses. Some of its enterprise contracts took longer to complete because clients delayed signing amid concerns about the macroeconomic environment.
•    Inspire Medical Systems (-53% while held) develops medical devices to treat obstructive sleep apnea. We sold the position because management poorly handled the rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	6.73%	2.49%	9.20%
S&P 500® Index	17.88%	14.42%	14.66%
Russell 2000® Growth Index	13.01%	3.18%	9.01%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$106,345,220
Total number of portfolio holdings	85
Net advisory fees paid	$743,267
Portfolio turnover rate as of the end of the reporting period	96%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR080A

AMG TimesSquare Small Cap Growth Fund
Class Z/TSCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$95	0.92%
Management's Discussion of Fund Performance
For the year ended December 31, 2025, the Fund's Class Z shares returned 6.91%, while the benchmark, the Russell 2000® Growth Index, returned 13.01%. The S&P 500® Index returned 17.88% over the same period.
MARKET OVERVIEW
•    Global trade and tariffs were at the top of President Trump’s first-year agenda. These actions reshaped relations with foreign governments worldwide. Another important focus in 2025 was artificial intelligence (AI), with a massive infrastructure buildout.
FUND PERFORMANCE
•    In 2025, the Fund underperformed its category benchmark (Russell 2000® Growth Index).
•    The Fund initially led its benchmark until a challenging period through the late summer and early fall and then rebounded at the end of the year.
•    Throughout the year, there were better returns from lower quality, non-earners, and higher risk stocks that hurt relative performance.
•    From a sector perspective, the Fund’s underperformance was primarily due to stock selection while sector allocation was modestly positive. The Fund had negative stock selection across most sectors, with energy and industrials as the top detractors. An overweight to industrials and an underweight to communication services were the top contributors.
TOP CONTRIBUTORS AND DETRACTORS
•    JFrog Ltd. (+112% for the year) provides systems that manage and accelerate the release of software updates from developers to users in a secure environment. Throughout the year, demand for JFrog’s product suite steadily grew.
•    Kratos Defense & Security (+188%) produces unmanned systems and satellite communications. The company won many new contracts from both U.S. and non-U.S. defense services.
•    Vertex, Inc. (-63%) provides end-to-end tax compliance software for large businesses. Some of its enterprise contracts took longer to complete because clients delayed signing amid concerns about the macroeconomic environment.
•    Inspire Medical Systems (-53% while held) develops medical devices to treat obstructive sleep apnea. We sold the position because management poorly handled the rollout of a new model.
OUTLOOK
•   Entering 2026, the global landscape continues evolving, shaped by trends toward national economic resilience and shifting trade dynamics. Implementation of the "One Big Beautiful Bill" may drive higher consumer tax refunds and catalyze corporate spending. Furthermore, we anticipate a significant acceleration in AI adoption as the year unfolds. Through this complexity, we remain focused on the fundamentals, seeking those steady management teams capable of creating economic growth at their companies, which we believe will be rewarded over time by the markets.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	6.91%	2.59%	9.51%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$106,345,220
Total number of portfolio holdings	85
Net advisory fees paid	$743,267
Portfolio turnover rate as of the end of the reporting period	96%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Casella Waste Systems, Inc., Class A	2.6%
JFrog, Ltd.	2.4%
Esab Corp.	2.4%
Victory Capital Holdings, Inc., Class A	2.2%
Hamilton Lane, Inc., Class A	1.9%
Workiva, Inc.	1.9%
RBC Bearings, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.8%
ITT, Inc.	1.8%
Addus HomeCare Corp.	1.8%
Top Ten as a Group	20.7%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR082A

AMG Yacktman Focused Fund
Class N/YAFFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$140	1.25%
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class N shares returned 23.94%, outperforming the 15.91% return of the Russell 1000® Value Index and the 17.88% return of the S&P 500® Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs for three consecutive years. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Hyundai Mobis – Beneficiary of market share growth by Hyundai and Kia as key parts supplier. Strong capital allocation discipline.
•   Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•   Olin – Leading chlor-alkali industrial chemicals producer in the U.S. with replacement cost vastly exceeding market cap.
FUND POSITIONING
•   The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 57% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	23.94%	9.25%	11.57%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$2,665,276,426
Total number of portfolio holdings	48
Net advisory fees paid	$22,913,906
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	16.3%
Bolloré SE (France)	8.6%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Microsoft Corp.	4.0%
Fox Corp., Class B	3.4%
Hyundai Motor Co., 5.92% (South Korea)	3.4%
The Charles Schwab Corp.	3.1%
U-Haul Holding Co., Non-Voting Shares	2.9%
PepsiCo, Inc.	2.5%
Top Ten as a Group	56.7%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR091A

AMG Yacktman Focused Fund
Class I/YAFIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$119	1.06%
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class I shares returned 24.14%, outperforming the 15.91% return of the Russell 1000® Value Index and the 17.88% return of the S&P 500® Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs for three consecutive years. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Hyundai Mobis – Beneficiary of market share growth by Hyundai and Kia as key parts supplier. Strong capital allocation discipline.
•   Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•   Olin – Leading chlor-alkali industrial chemicals producer in the U.S. with replacement cost vastly exceeding market cap.
FUND POSITIONING
•   The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 57% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	24.14%	9.44%	11.77%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$2,665,276,426
Total number of portfolio holdings	48
Net advisory fees paid	$22,913,906
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	16.3%
Bolloré SE (France)	8.6%
Canadian Natural Resources, Ltd. (Canada)	8.1%
Hyundai Mobis Co., Ltd. (South Korea)	4.4%
Microsoft Corp.	4.0%
Fox Corp., Class B	3.4%
Hyundai Motor Co., 5.92% (South Korea)	3.4%
The Charles Schwab Corp.	3.1%
U-Haul Holding Co., Non-Voting Shares	2.9%
PepsiCo, Inc.	2.5%
Top Ten as a Group	56.7%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR090A

AMG Yacktman Fund
Class I/YACKX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$77	0.70%
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class I shares returned 19.82%, outperforming the 15.91% return of the Russell 1000® Value Index and the 17.88% return of the S&P 500® Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs for three consecutive years. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•    Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•    Hyundai Mobis – Beneficiary of market share growth by Hyundai and Kia as key parts supplier. Strong capital allocation discipline.
•    Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•    U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•    Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•    Olin – Leading chlor-alkali industrial chemicals producer in the U.S. with replacement cost vastly exceeding market cap.
FUND POSITIONING
•    The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 45% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	19.82%	9.96%	11.40%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%
The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.
The Russell Index is a trademark of the London Stock Exchange Group companies.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$6,750,826,255
Total number of portfolio holdings	58
Net advisory fees paid	$29,205,042
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	9.1%
Bolloré SE (France)	7.4%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Microsoft Corp.	4.2%
Hyundai Mobis Co., Ltd. (South Korea)	3.8%
The Charles Schwab Corp.	3.7%
Alphabet, Inc., Class C	3.4%
Fox Corp., Class B	3.0%
The Procter & Gamble Co.	2.6%
PepsiCo, Inc.	2.5%
Top Ten as a Group	44.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR092A

AMG Yacktman Global Fund
Class N/YFSNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$131	1.13%
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class N shares returned 32.37%, outperforming the 21.09% return of the MSCI World Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•    Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•    HI-LEX – Strong profitability improvements for this supplier to global automakers through a variety of cost optimization initiatives and product mix shifts.
•    Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•    U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•    Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•    LG H&H – Sentiment headwinds due to exposure to the Chinese consumer but company’s underlying operating improvements continue. Tailwinds from Korean regulatory reforms.
FUND POSITIONING
•    The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 53% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on January 30, 2017, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	32.37%	8.84%	11.82%
MSCI World Index	21.09%	12.15%	12.52%
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$182,057,433
Total number of portfolio holdings	60
Net advisory fees paid	$979,240
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	13.6%
Bolloré SE (France)	8.6%
Hyundai Mobis Co., Ltd. (South Korea)	5.0%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Nihon Parkerizing Co., Ltd. (Japan)	4.1%
Cie de L'Odet SE (France)	3.9%
Total Energy Services, Inc. (Canada)	3.6%
LG H&H Co., Ltd., 4.08% (South Korea)	3.5%
Hyundai Motor Co., 5.92% (South Korea)	3.2%
HI-LEX Corp. (Japan)	2.7%
Top Ten as a Group	53.0%

Portfolio Breakdown

Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR094A

AMG Yacktman Global Fund
Class I/YFSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$108	0.93%
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2025, the Fund's Class I shares returned 32.71%, outperforming the 21.09% return of the MSCI World Index.
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. Passive indices remain extremely concentrated and momentum-driven, reaching record highs. Yacktman Asset Management LP, the Fund’s subadviser, remains focused on producing strong risk-adjusted returns with truly active management.
TOP CONTRIBUTORS
•    Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•    HI-LEX – Strong profitability improvements for this supplier to global automakers through a variety of cost optimization initiatives and product mix shifts.
•    Samsung C&T – Participant in Samsung Electronics’ performance. Demonstrated discipline in capital allocation. Holding company discount contracted.
TOP DETRACTORS
•    U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•    Bolloré – Share buybacks interrupted due to legal actions related to Vivendi ownership, which have since been resolved, with buybacks returning. Operating businesses performing well.
•    LG H&H – Sentiment headwinds due to exposure to the Chinese consumer but company’s underlying operating improvements continue. Tailwinds from Korean regulatory reforms.
FUND POSITIONING
•    The Fund remains focused on investing with a keen eye toward risk and the price we pay for any given investment. We maintain a concentrated portfolio with 53% of the Fund invested in our top ten positions, and we invest for the long-term, willing to hold positions through time periods when the market does not yet recognize the underlying business fundamentals and value that we see.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the class's inception on January 30, 2017, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	32.71%	9.04%	11.94%
MSCI World Index	21.09%	12.15%	12.52%
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$182,057,433
Total number of portfolio holdings	60
Net advisory fees paid	$979,240
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings
Samsung Electronics Co., Ltd., 1.42% (South Korea)	13.6%
Bolloré SE (France)	8.6%
Hyundai Mobis Co., Ltd. (South Korea)	5.0%
Canadian Natural Resources, Ltd. (Canada)	4.8%
Nihon Parkerizing Co., Ltd. (Japan)	4.1%
Cie de L'Odet SE (France)	3.9%
Total Energy Services, Inc. (Canada)	3.6%
LG H&H Co., Ltd., 4.08% (South Korea)	3.5%
Hyundai Motor Co., 5.92% (South Korea)	3.2%
HI-LEX Corp. (Japan)	2.7%
Top Ten as a Group	53.0%

Portfolio Breakdown

Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR093A

AMG Yacktman Special Opportunities Fund
Class I/YASSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$101	0.96%
Management's Discussion of Fund Performance
For the twelve months ending December 31, 2025, the Fund's Class I shares returned 10.22%, behind the 22.13% increase of the MSCI ACWI All Cap Index (the “Index”).
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. International equities outperformed U.S. markets, yet the valuation gap versus the U.S. remains wide, implying further catch-up potential. U.S. markets, by contrast, offer little margin of error amid momentum-driven behavior.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Total Energy Services – Delivered strong counter-cyclical results via exposure to areas like gas compression and a more robust Australian services sector. Excellent management and strong shareholder return program.
•   Omni Bridgeway – Eliminated balance sheet risks after transformational deal with Ares closed in the second quarter of 2025. Focus now shifts to free cash flow inflection from its portfolio of uncorrelated legal cases.
TOP DETRACTORS
•   Arrow Exploration – Limited production growth after some operational issues in 2025. We believe net cash balance sheet mitigates risk, with further exploration upside even in muted oil price environment.
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   America’s Car-Mart – Faced continued industry headwinds in auto loans to deep subprime customers. New refinancing packaging allows cost-cutting efforts to right-size the business.
FUND POSITIONING
The Fund remains concentrated in small-cap value stocks largely outside of the U.S. We hold 41 equity positions with a median market cap of $242 million, with 50% of the Fund invested in our top ten positions. A concentration in small, seemingly undiscovered companies stands out versus the Index and peers.
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	10.22%	5.30%	9.28%
MSCI ACWI All Cap Index	22.13%	10.71%	11.42%
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$25,075,737
Total number of portfolio holdings	44
Net advisory fees paid	$72,536
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.9%
Total Energy Services, Inc. (Canada)	6.1%
Italian Wine Brands S.p.A. (Italy)	6.0%
Arrow Exploration Corp. (Canada)	5.1%
Fila S.p.A. (Italy)	4.8%
Medical Facilities Corp. (Canada)	4.4%
Legacy Housing Corp. (United States)	4.3%
Brickability Group PLC (United Kingdom)	3.8%
Texhong International Group, Ltd. (Hong Kong)	3.8%
U-Haul Holding Co., Non-Voting Shares (United States)	3.7%
Top Ten as a Group	49.9%

Portfolio Breakdown

Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR095A

AMG Yacktman Special Opportunities Fund
Class Z/YASLX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$90	0.86%
Management's Discussion of Fund Performance
For the twelve months ending December 31, 2025, the Fund's Class Z shares returned 10.33%, behind the 22.13% increase of the MSCI ACWI All Cap Index (the “Index”).
Following a sharp but swift pullback triggered by the April tariff announcements, 2025 was yet another strong year for market returns. International equities outperformed U.S. markets, yet the valuation gap versus the U.S. remains wide, implying further catch-up potential. U.S. markets, by contrast, offer little margin of error amid momentum-driven behavior.
TOP CONTRIBUTORS
•   Samsung Electronics (Preferred Shares) – Finally recognized by the market as an AI beneficiary, with memory constraints intensifying and Samsung regaining technology parity to peers on high bandwidth memory. Korean governance reforms add a further tailwind.
•   Total Energy Services – Delivered strong counter-cyclical results via exposure to areas like gas compression and a more robust Australian services sector. Excellent management and strong shareholder return program.
•   Omni Bridgeway – Eliminated balance sheet risks after transformational deal with Ares closed in the second quarter of 2025. Focus now shifts to free cash flow inflection from its portfolio of uncorrelated legal cases.
TOP DETRACTORS
•   Arrow Exploration – Limited production growth after some operational issues in 2025. We believe net cash balance sheet mitigates risk, with further exploration upside even in muted oil price environment.
•   U-Haul – Suffered through a more difficult market for self-storage. Earnings depressed due to heavy reinvestment in the business. We believe higher earnings should follow.
•   America’s Car-Mart – Faced continued industry headwinds in auto loans to deep subprime customers. New refinancing packaging allows cost-cutting efforts to right-size the business.
FUND POSITIONING
The Fund remains concentrated in small-cap value stocks largely outside of the U.S. We hold 41 equity positions with a median market cap of $242 million, with 50% of the Fund invested in our top ten positions. A concentration in small, seemingly undiscovered companies stands out versus the Index and peers.
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	10.33%	5.39%	9.38%
MSCI ACWI All Cap Index	22.13%	10.71%	11.42%
All MSCI data is provided "as is". The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
For updated Fund performance information, please visit: https://wealth.amg.com/.
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$25,075,737
Total number of portfolio holdings	44
Net advisory fees paid	$72,536
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.

Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	7.9%
Total Energy Services, Inc. (Canada)	6.1%
Italian Wine Brands S.p.A. (Italy)	6.0%
Arrow Exploration Corp. (Canada)	5.1%
Fila S.p.A. (Italy)	4.8%
Medical Facilities Corp. (Canada)	4.4%
Legacy Housing Corp. (United States)	4.3%
Brickability Group PLC (United Kingdom)	3.8%
Texhong International Group, Ltd. (Hong Kong)	3.8%
U-Haul Holding Co., Non-Voting Shares (United States)	3.7%
Top Ten as a Group	49.9%

Portfolio Breakdown

Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
123125            TSR096A

(b)	Not applicable.

Item 2. CODE OF ETHICS

Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code of Ethics that relates to any element of the code of ethics definition enumerated in paragraph (c) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of Item 2 of Form N-CSR. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has determined that independent Trustee Mr. Kurt Keilhacker qualifies as the Audit Committee Financial Expert. Mr. Keilhacker is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

Fund - AMG Funds	Fiscal 2025	Fiscal 2024
AMG GW&K Municipal Enhanced Yield Fund	$35,816	$35,325
AMG GW&K Small Cap Core Fund	$34,814	$33,780
AMG GW&K Municipal Bond Fund	$50,772	$49,680
AMG GW&K Small/Mid Cap Core Fund	$40,261	$38,472
AMG GW&K Small Cap Value Fund	$36,074	$35,394
AMG TimesSquare Mid Cap Growth Fund	$48,760	$42,724
AMG TimesSquare Small Cap Growth Fund	$35,525	$35,085
AMG TimesSquare International Small Cap Fund	$33,386	$31,770
AMG Renaissance Large Cap Growth Fund	$29,766	$28,924
AMG Yacktman Focused Fund	$64,358	$68,846
AMG Yacktman Fund	$108,614	$112,752
AMG Yacktman Special Opportunities Fund	$32,704	31,289
AMG Yacktman Global Fund	$33,347	$31,457
AMG GW&K Municipal Enhanced SMA Shares	$37,284	$35,795
AMG GW&K Securitized Bond SMA Shares	$48,164	$0

.

(b)	Audit-Related Fees

There were no fees billed by PwC to the Funds in their two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to a Fund (not including any Subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to a Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

Fund - AMG Funds	Fiscal 2025	Fiscal 2024
AMG GW&K Municipal Enhanced Yield Fund	$7,355	$7,175
AMG GW&K Small Cap Core Fund	$7,355	$7,175
AMG GW&K Municipal Bond Fund	$7,355	$7,175
AMG GW&K Small/Mid Cap Core Fund	$7,355	$7,175
AMG GW&K Small Cap Value Fund	$7,355	$7,175
AMG TimesSquare Mid Cap Growth Fund	$7,355	$7,175
AMG TimesSquare Small Cap Growth Fund	$7,355	$7,175
AMG TimesSquare International Small Cap Fund	$8,750	$8,535
AMG Renaissance Large Cap Growth Fund	$7,355	$7,175
AMG Yacktman Focused Fund	$7,355	$7,175
AMG Yacktman Fund	$7,355	$7,175
AMG Yacktman Special Opportunities Fund	$7,355	$7,175
AMG Yacktman Global Fund	$8,750	$8,535
AMG GW&K Municipal Enhanced SMA Shares	$7,355	$7,175
AMG GW&K Securitized Bond SMA Shares	$5,520	$0

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2025 and $0 for fiscal 2024, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2025 and 2024 for non-audit services rendered to the Funds and Fund Service Providers were $153,380 and $143,170, respectively. For the fiscal year ended December 31, 2025, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $42,100 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended December 31, 2024, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $40,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

(i) Not applicable.

(j) Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG GW&K ESG Bond Fund

Class N: MGFIX | Class I: MGBIX

AMG GW&K Municipal Bond Fund

Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

wealth.amg.com	123125 AR088

AMG Funds Annual Financial Statements — December 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K ESG Bond Fund	2

AMG GW&K Municipal Bond Fund	8

AMG GW&K Municipal Enhanced Yield Fund	14

Statement of Assets and Liabilities	17

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	19

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	20

Detail of changes in assets for the past two fiscal years

Financial Highlights	21

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	28

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37

OTHER INFORMATION	38

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments December 31, 2025

	Principal Amount	Value

Corporate Bonds and Notes - 53.1%

Basic Materials - 2.1%

Avient Corp. 6.250%, 11/01/31[1,2]	$1,575,000	$1,618,875

Celanese US Holdings LLC 7.050%, 11/15/30[3]	2,049,000	2,158,983

Cleveland-Cliffs, Inc. 7.000%, 03/15/32[1,2]	2,000,000	2,050,001

Methanex Corp. (Canada) 5.125%, 10/15/27	1,205,000	1,211,818

Total Basic Materials		7,039,677

Communications - 3.1%

AT&T, Inc. 4.300%, 12/15/42	1,985,000	1,674,626

CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, 05/01/32[2]	1,900,000	1,705,321

Charter Communications Operating LLC/Charter Communications Operating Capital 4.400%, 04/01/33	1,815,000	1,709,853

Comcast Corp. 4.650%, 02/15/33[2]	867,000	870,197

Lamar Media Corp. 4.875%, 01/15/29	1,300,000	1,297,743

Verizon Communications, Inc. 5.500%, 02/23/54[2]	1,625,000	1,560,081

Versant Media Group, Inc. 7.250%, 01/30/31[1]	1,675,000	1,728,080

Total Communications		10,545,901

Consumer, Cyclical - 10.6%

AutoNation, Inc. 3.850%, 03/01/32	1,600,000	1,504,009

Bath & Body Works, Inc. 6.875%, 11/01/35[2]	940,000	950,968

Carnival Corp. (Panama) 6.650%, 01/15/28	850,000	883,689

Delta Air Lines, Inc. 5.250%, 07/10/30	1,750,000	1,798,241

The Goodyear Tire & Rubber Co. 5.000%, 07/15/29[2]	1,439,000	1,421,811

Hyatt Hotels Corp. 5.750%, 03/30/32	1,975,000	2,069,182

KB Home 4.800%, 11/15/29[2]	1,222,000	1,217,131

Las Vegas Sands Corp. 6.200%, 08/15/34	1,375,000	1,445,137

LKQ Corp. 6.250%, 06/15/33[2]	1,940,000	2,077,518

M/I Homes, Inc. 3.950%, 02/15/30	335,000	322,519
4.950%, 02/01/28	500,000	499,220

	Principal Amount	Value

Magna International, Inc. (Canada) 5.875%, 06/01/35[2]	$1,752,000	$1,857,368

Marriott International, Inc. 5.500%, 04/15/37	1,360,000	1,392,209

Marriott Ownership Resorts, Inc. 4.750%, 01/15/28[2]	1,600,000	1,576,046

Mattel, Inc. 3.750%, 04/01/29[1]	1,075,000	1,047,767
6.200%, 10/01/40	911,000	918,409

MGM Resorts International 6.125%, 09/15/29	1,000,000	1,027,670

Murphy Oil USA, Inc. 4.750%, 09/15/29	1,050,000	1,043,786

Newell Brands, Inc. 6.375%, 05/15/30[2]	850,000	830,077

Penske Automotive Group, Inc. 3.750%, 06/15/29[2]	1,500,000	1,453,606

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,203,780

Royal Caribbean Cruises, Ltd. (Liberia) 5.375%, 01/15/36[2]	1,725,000	1,732,224
6.000%, 02/01/33[1]	875,000	899,016

Travel + Leisure Co. 4.625%, 03/01/30[1]	575,000	560,658
6.000%, 04/01/27[3]	350,000	355,292

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	1,848,973	1,900,848

Walmart, Inc. 4.050%, 06/29/48[2]	1,850,000	1,543,177

Yum! Brands, Inc. 3.625%, 03/15/31	1,110,000	1,049,995

Total Consumer, Cyclical		35,581,353

Consumer, Non-cyclical - 7.3%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,670,000	1,398,089

Amgen, Inc. 5.600%, 03/02/43	1,385,000	1,392,691

APi Group DE, Inc. 4.125%, 07/15/29[1,2]	1,255,000	1,220,190

Ashtead Capital, Inc. (United Kingdom) 5.500%, 08/11/32[1]	2,000,000	2,065,088

The Campbell’s Company 5.400%, 03/21/34	2,530,000	2,576,859

CommonSpirit Health 3.347%, 10/01/29	600,000	579,821

CVS Health Corp. 5.250%, 02/21/33[2]	2,568,000	2,643,964

Elanco Animal Health, Inc. 6.650%, 08/28/28[3]	950,000	992,785

The Ford Foundation Series 2020, 2.415%, 06/01/50[2]	2,690,000	1,600,722

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Non-cyclical - 7.3% (continued)

HCA, Inc. 3.500%, 09/01/30	$1,550,000	$1,490,570

Herc Holdings, Inc. 7.000%, 06/15/30[1]	2,000,000	2,104,857

Kraft Heinz Foods Co. 4.625%, 10/01/39	2,480,000	2,264,913

Teleflex, Inc. 4.250%, 06/01/28[1]	2,045,000	2,013,561

Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	1,985,000	2,084,049

Total Consumer, Non-cyclical		24,428,159

Financials - 15.7%

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/31[1]	2,375,000	2,475,475

Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[2,4,5]	2,093,000	2,141,526

American Homes 4 Rent LP 5.500%, 07/15/34	1,675,000	1,730,331

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,331,226
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,254,819

The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[2,4,5,6]	2,585,000	2,577,027

Boston Properties LP 2.550%, 04/01/32	2,469,000	2,153,884

Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[4,5]	1,950,000	2,299,042

The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[4,5,6]	1,773,000	1,784,429

Citigroup, Inc.
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	825,000	825,783
Series AA, (7.625% to 11/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.211%), 7.625%, 11/15/28[4,5,6]	1,278,000	1,340,007

Citizens Financial Group, Inc.
(5.718% to 07/23/31 then SOFR + 1.910%), 5.718%, 07/23/32[4,5]	2,465,000	2,584,327

GLP Capital LP/GLP Financing II, Inc. 5.625%, 09/15/34	1,400,000	1,420,368

The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[4,5]	1,650,000	1,837,939

	Principal Amount	Value

The Goldman Sachs Group, Inc.
(6.850% to 02/10/30 then U.S. Treasury Yield Curve CMT 5 year + 2.461%), 6.850%, 02/10/30[4,5,6]	$1,795,000	$1,866,646

Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[2,4,5]	1,080,000	1,085,891
Series F, (5.625% to 07/15/30 then U.S. Treasury Yield Curve CMT 10 year + 4.945%), 5.625%, 07/15/30[2,4,5,6]	975,000	992,181
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[4,5]	500,000	522,296

JPMorgan Chase & Co.
(3.157% to 04/22/41 then 3 month SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,105,002

KeyCorp, MTN 4.100%, 04/30/28	1,095,000	1,095,572

M&T Bank Corp.
(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/29[2,4,5]	1,837,000	1,992,988

MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[2,4,5,6]	375,000	382,036

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	1,548,000	1,556,576

OneMain Finance Corp. 6.625%, 01/15/28	950,000	975,474

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,441,178

SLM Corp. 6.500%, 01/31/30	1,400,000	1,449,081

Starwood Property Trust, Inc. 4.375%, 01/15/27[1]	1,775,000	1,763,972

Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,213,000	2,354,842

Wells Fargo & Co., MTN
(3.350% to 03/02/32 then SOFR + 1.500%), 3.350%, 03/02/33[4,5]	2,025,000	1,890,007
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[2,4,5,6]	1,462,000	1,559,381

Total Financials		52,789,306

Industrials - 5.9%

Ball Corp. 2.875%, 08/15/30	1,925,000	1,779,867

BWX Technologies, Inc. 4.125%, 06/30/28[1]	1,210,000	1,191,343

Coherent Corp. 5.000%, 12/15/29[1]	2,000,000	1,993,233

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 5.9% (continued)

Graphic Packaging International LLC 3.500%, 03/01/29[1]	$2,600,000	$2,487,553

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	3,168,000	3,337,068

Mueller Water Products, Inc. 4.000%, 06/15/29[1]	2,050,000	1,993,526

OI European Group, B.V. (Netherlands) 4.750%, 02/15/30[1]	1,500,000	1,451,426

Owens Corning 7.000%, 12/01/36[3]	1,800,000	2,041,511

Regal Rexnord Corp. 6.300%, 02/15/30	1,670,000	1,769,970

Sonoco Products Co. 2.850%, 02/01/32[2]	1,822,000	1,642,827

Total Industrials		19,688,324

Technology - 5.5%

Broadcom, Inc. 3.500%, 02/15/41	1,700,000	1,382,925

CDW LLC/CDW Finance Corp. 5.550%, 08/22/34	2,008,000	2,045,980

Dell International LLC/EMC Corp. 8.100%, 07/15/36	1,372,000	1,662,492

Kyndryl Holdings, Inc. 3.150%, 10/15/31	2,375,000	2,167,743

Micron Technology, Inc. 5.875%, 02/09/33	1,400,000	1,489,097

Microsoft Corp. 2.525%, 06/01/50	2,450,000	1,495,845

MSCI, Inc. 3.250%, 08/15/33[1]	2,015,000	1,806,946

Open Text Holdings, Inc. 4.125%, 02/15/30[1]	1,125,000	1,075,299

SK hynix, Inc. (South Korea) 2.375%, 01/19/31[1]	2,800,000	2,540,028

Twilio, Inc. 3.625%, 03/15/29	600,000	579,585

3.875%, 03/15/31	2,194,000	2,096,857

Total Technology		18,342,797

Utilities - 2.9%

Dominion Energy, Inc.
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[2,4,5]	2,189,000	2,370,142

DPL LLC 4.350%, 04/15/29	1,000,000	986,117

Duke Energy Corp. 2.550%, 06/15/31	1,595,000	1,452,404
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[2,4,5]	2,290,000	2,403,534

	Principal Amount	Value

Exelon Corp.
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[4,5]	$2,315,000	$2,408,855

Total Utilities		9,621,052

Total Corporate Bonds and Notes (Cost $179,162,707)		178,036,569

Asset-Backed Securities - 4.3%

AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 5.014%, 04/20/38[1,5]	1,050,000	1,049,435

AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 5.097%, 01/22/38[1,5]	1,000,000	1,000,436

American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	610,000	623,050

Carmax Auto Owner Trust Series 2025-1, Class A2A 4.630%, 03/15/28	887,654	889,733

Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[1]	3,050,000	3,066,919

Elmwood CLO II, Ltd. Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.234%, 10/20/37[1,5]	1,715,000	1,719,648

Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	956,562	956,680

Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 5.045%, 01/15/38[1,5]	850,000	849,565

Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.178%, 07/25/38[1,5]	880,000	881,305

Palmer Square CLO, Ltd.
Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.424%, 04/16/37[1,5]	990,000	992,179
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.034%, 04/20/38[1,5]	551,000	550,706

Santander Drive Auto Receivables Trust Series 2022-7, Class B 5.950%, 01/17/28	251,652	251,895

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities - 4.3% (continued)

Voya CLO, Ltd. Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 5.054%, 04/20/38[1,5]	$1,475,000	$1,470,604

Total Asset-Backed Securities (Cost $14,304,560)		14,302,155

Mortgage-Backed Securities - 5.2%

Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	688,521	694,710

Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52[1,5]	882,167	822,154

Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 4.924%, 01/25/44[1,5]	848,338	847,277
Series 2024-R02, Class 1M1 4.974%, 02/25/44[1,5]	613,947	613,566
Series 2024-R06, Class 1A1 5.024%, 09/25/44[1,5]	645,663	646,891

DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[1,5]	1,900,000	1,947,016

Freddie Mac STACR REMIC Trust Series 2023-HQA3, Class A1 5.724%, 11/25/43[1,5]	834,943	842,507

FREMF Mortgage Trust Series 2016-K53, Class B 4.277%, 03/25/49[1,5]	126,212	125,832

GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	900,000	828,060

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,254,143	2,122,473
Series 2021-PJ5, Class A6 2.500%, 10/25/51[1,5]	776,560	729,483

GS Mortgage-Backed Securities Trust
Series 2021-PJ8, Class A2 2.500%, 01/25/52[1,5]	1,769,782	1,482,287
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,406,860	1,263,252
Series 2022-PJ3, Class A4 2.500%, 08/25/52[1,5]	767,431	639,426
Series 2022-PJ3, Class A7 2.500%, 08/25/52[1,5]	531,104	505,604

JP Morgan Mortgage Trust
Series 2021-1, Class A3A 2.000%, 06/25/51[1,5]	487,926	390,633
Series 2021-7, Class A6 2.500%, 11/25/51[1,5]	1,577,455	1,483,356
Series 2022-2, Class A6 3.000%, 08/25/52[1,5]	728,199	688,121

	Principal Amount	Value

Series 2022-4, Class A3 3.000%, 10/25/52[1,5]	$759,511	$662,762

Total Mortgage-Backed Securities (Cost $17,134,384)		17,335,410

Municipal Bonds - 2.9%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,395,000	3,243,266

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,030,000	2,463,562

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	862,201

JobsOhio Beverage System, Series A

2.833%, 01/01/38	3,635,000	3,057,715
2.833%, 01/01/38	65,000	54,697

Total Municipal Bonds (Cost $11,261,505)		9,681,441

U.S. Government and Agency Obligations - 33.0%

Fannie Mae - 16.8%

FNMA
3.500%, 02/01/35 to 08/01/49	21,522,750	20,578,075
4.000%, 07/01/44 to 06/01/49	16,321,023	15,793,784
4.500%, 05/01/48 to 06/01/49	4,723,008	4,732,088
5.000%, 05/01/50	2,221,009	2,259,321
5.500%, 11/01/52 to 02/01/55	8,240,540	8,463,698
6.500%, 02/01/54	4,251,243	4,466,830

Total Fannie Mae		56,293,796

Freddie Mac - 5.0%

FHLMC
2.000%, 03/01/36	4,017,178	3,723,569
3.000%, 04/01/51	1,956,481	1,746,531
4.500%, 10/01/48 to 12/01/48	3,420,006	3,394,191

Freddie Mac Multifamily Structured Pass Through Certificates
Series K139, Class A2 2.590%, 01/25/32[5]	1,525,000	1,395,333

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	3,489,622	3,309,463
Series 5297, Class DA 5.000%, 12/25/52	1,573,721	1,596,165

Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 4.824%, 09/25/45[1,5]	767,687	767,893
Series 2024-DNA1, Class M1 5.224%, 02/25/44[1,5]	995,565	995,873

Total Freddie Mac		16,929,018

U.S. Treasury Obligations - 11.2%

U.S. Treasury Bonds
1.250%, 05/15/50	5,625,000	2,692,529
1.875%, 02/15/51	8,097,000	4,524,831

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

U.S. Treasury Obligations - 11.2% (continued)

U.S. Treasury Bonds 2.250%, 05/15/41	$15,359,000	$11,296,665
2.500%, 02/15/46	1,796,000	1,250,676
3.125%, 05/15/48	10,968,000	8,330,110
3.625%, 02/15/53	6,760,000	5,472,959
3.875%, 02/15/43	4,324,000	3,889,911

Total U.S. Treasury Obligations		37,457,681

Total U.S. Government and Agency Obligations (Cost $128,120,614)		110,680,495

Short-Term Investments - 3.1%

Joint Repurchase Agreements - 2.6%[7]

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $1,425,312 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $1,453,903)	1,425,000	1,425,000

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $513,200 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 - 11/15/34, totaling $523,353)	513,091	513,091

	Principal Amount	Value

State of Wisconsin Investment Board, dated 12/31/25, due 01/02/26, 3.970% total to be received $6,602,072 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 - 02/15/55, totaling $6,712,058)	$6,600,616	$6,600,616

Total Joint Repurchase Agreements		8,538,707

Repurchase Agreements - 0.5%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $1,771,330 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $1,806,487)	1,771,000	1,771,000

Total Short-Term Investments (Cost $10,309,707)		10,309,707

Total Investments - 101.6% (Cost $360,293,477)		340,345,777

Other Assets, less Liabilities - (1.6)%		(5,502,306)

Net Assets - 100.0%		$334,843,471

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $63,938,807 or 19.1% of net assets.

[2]

Some of these securities, amounting to $33,692,160 or 10.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.

[5]

Variable rate security. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Perpetuity Bond. The date shown represents the next call date.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

MTN	Medium-Term Note

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$178,036,569	—	$178,036,569

Asset-Backed Securities	—	14,302,155	—	14,302,155

Mortgage-Backed Securities	—	17,335,410	—	17,335,410

Municipal Bonds	—	9,681,441	—	9,681,441

U.S. Government and Agency Obligations†	—	110,680,495	—	110,680,495

Short-Term Investments

Joint Repurchase Agreements	—	8,538,707	—	8,538,707

Repurchase Agreements	—	1,771,000	—	1,771,000

Total Investments in Securities	—	$340,345,777	—	$340,345,777

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments December 31, 2025

	Principal Amount	Value

Municipal Bonds - 98.8%

Alabama - 3.1%

Alabama Highway Authority, (AG) 5.000%, 09/01/38	$5,000,000	$5,753,352

County of Jefferson Sewer Revenue 5.250%, 10/01/49	5,810,000	6,000,412

Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/01/30	11,850,000	12,730,986

Southeast Energy Authority A Cooperative District, Series H 5.000%, 11/01/35	5,000,000	5,363,599

Total Alabama		29,848,349

Arizona - 0.3%

Maricopa County Industrial Development Authority, Series D,
5.000%, 12/01/40	2,150,000	2,318,397
5.000%, 12/01/41	1,000,000	1,067,019

Total Arizona		3,385,416

California - 5.7%

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	915,481

Los Angeles Department of Water & Power, Series A, (BAM) 5.000%, 07/01/43	1,250,000	1,346,003

Los Angeles Department of Water & Power, Series B,
5.000%, 07/01/31	2,205,000	2,461,482
5.000%, 07/01/32	3,480,000	3,936,460
5.000%, 07/01/33	2,800,000	3,195,764

Los Angeles Department of Water & Power, Series C
5.000%, 07/01/30	10,000,000	10,882,339

San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/32	3,000,000	3,286,184
5.000%, 05/01/34	5,010,000	5,291,518
5.000%, 05/01/35	5,800,000	6,110,060

University of California, Series CD,
5.000%, 05/15/36	10,000,000	11,953,127
5.500%, 05/15/40	5,000,000	5,930,052

Total California		55,308,470

Colorado - 0.5%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,516,849

Connecticut - 1.9%

Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,744,253
5.000%, 07/01/33	2,750,000	3,005,984
5.000%, 07/01/34	3,250,000	3,536,898

	Principal Amount	Value

State of Connecticut Special Tax Revenue, Series A,
5.000%, 07/01/37	$2,300,000	$2,676,235
5.000%, 07/01/38	2,000,000	2,307,068

Total Connecticut		18,270,438

Florida - 5.0%

County of Miami-Dade Aviation Revenue, Series A 5.000%, 10/01/35	5,000,000	5,554,984

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,222,771

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,328,130

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	4,975,000	5,007,322

Lee County Industrial Development Authority, Series 1
5.000%, 04/01/34	3,145,000	3,315,039

Miami-Dade County Educational Facilities Authority, Series B
5.250%, 04/01/36	5,000,000	5,848,624

State Board of Administration Finance Corp., Series A
5.526%, 07/01/34	10,000,000	10,514,426

Volusia County Educational Facility Authority 5.000%, 10/15/33	2,000,000	2,287,323

Total Florida		49,078,619

Georgia - 1.4%

Private Colleges & Universities Authority, Series A,
5.000%, 09/01/32	6,500,000	7,435,298
5.000%, 09/01/33	5,000,000	5,786,445

Total Georgia		13,221,743

Illinois - 9.3%

Chicago Midway International Airport, Series A 5.000%, 01/01/33	2,000,000	2,194,178

Chicago O’Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/36	10,050,000	10,452,036
5.000%, 01/01/38	5,500,000	5,678,567

Chicago O’Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,159,297

Chicago Transit Authority Sales Tax Receipts Fund, Series A
5.000%, 12/01/43	3,000,000	3,191,680

Illinois Finance Authority, Series A,
4.000%, 08/15/37	5,910,000	5,932,688
5.000%, 04/01/34	4,640,000	5,350,314

Illinois Finance Authority, Series B 5.000%, 04/01/35	2,970,000	3,396,693

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Illinois - 9.3% (continued)

Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 12/01/31	$9,735,000	$9,753,920
5.000%, 01/01/36	3,000,000	3,444,802

State of Illinois 5.000%, 02/01/33	7,255,000	8,119,740

State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/37	6,000,000	6,682,572

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,293,273

State of Illinois, Series B, 5.000%, 05/01/34	10,000,000	11,000,729
5.250%, 05/01/42	2,000,000	2,144,627

5.250%, 05/01/45	2,000,000	2,088,680

Total Illinois		90,883,796

Indiana - 0.9%

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,573,206

Indiana Finance Authority, Series A1 5.000%, 11/15/40	3,000,000	3,320,350

Total Indiana		8,893,556

Kentucky - 3.9%

Kentucky State Property & Building Commission, Series A, 5.000%, 10/01/37	5,650,000	6,413,692
5.000%, 04/01/40	7,750,000	8,597,726
5.000%, 04/01/41	8,500,000	9,321,227

Kentucky State Property & Building Commission, Series B, 5.000%, 04/01/34	6,310,000	7,290,486
5.000%, 04/01/35	5,595,000	6,521,049

Total Kentucky		38,144,180

Louisiana - 1.6%

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	2,750,000	2,977,884

5.000%, 07/01/42	11,500,000	12,236,656

Total Louisiana		15,214,540

Maryland - 0.7%

Maryland Stadium Authority 5.000%, 06/01/40	2,500,000	2,757,739

Maryland Stadium Authority Sports Entertainment Facilities Revenue 5.000%, 06/15/37	3,320,000	3,756,881

Total Maryland		6,514,620

Massachusetts - 2.3%

Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 5.000%, 06/01/38	2,000,000	2,320,724
5.000%, 06/01/39	2,000,000	2,302,910

	Principal Amount	Value

Commonwealth of Massachusetts, Series G, 5.000%, 12/01/39	$2,000,000	$2,287,454
5.000%, 12/01/40	1,750,000	1,981,060
5.000%, 12/01/41	1,250,000	1,398,881

Massachusetts Development Finance Agency, 5.250%, 07/01/48	4,250,000	4,307,515
5.500%, 07/01/45	1,490,000	1,536,089

Massachusetts Development Finance Agency, Series 1, 5.000%, 07/01/40	1,870,000	2,016,525
5.000%, 07/01/41	2,095,000	2,234,446

Massachusetts School Building Authority, Series B 5.000%, 02/15/37	1,750,000	2,034,129

Total Massachusetts		22,419,733

Michigan - 2.6%

Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	9,000,000	10,475,008
5.000%, 07/01/35	8,000,000	9,310,244

Great Lakes Water Authority Water Supply System Revenue, Series A 5.000%, 07/01/35	2,500,000	2,918,065

Michigan State Housing Development Authority, Series A 4.850%, 12/01/45	3,000,000	3,034,072

Total Michigan		25,737,389

New Hampshire - 0.3%

New Hampshire Business Finance Authority, Series A 5.000%, 12/01/35	3,000,000	3,365,410

New Jersey - 4.5%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,678,549

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36	2,750,000	3,190,269
5.250%, 06/15/37	1,750,000	2,015,295

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	4,500,000	4,599,085

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	2,961,752
5.250%, 06/15/42	2,250,000	2,446,163

New Jersey Transportation Trust Fund Authority, Series AA, 5.000%, 06/15/37	2,000,000	2,298,653
5.000%, 06/15/38	1,700,000	1,935,335

New Jersey Transportation Trust Fund Authority, Series B, 5.000%, 06/15/32	2,350,000	2,612,095
5.000%, 06/15/33	6,000,000	6,644,417

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 4.5% (continued)

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	$3,000,000	$3,058,979

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,240,081
5.000%, 11/01/41	2,615,000	2,772,737

Total New Jersey		43,453,410

New York - 22.1%

City of New York 5.000%, 08/01/34	5,000,000	5,699,665

City of New York, Series 1, 5.000%, 08/01/31	1,000,000	1,119,370
5.000%, 09/01/40	5,000,000	5,477,349

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,638,912
5.000%, 08/01/34	3,250,000	3,536,651

City of New York, Series D 5.000%, 04/01/32	2,000,000	2,259,007

City of New York, Series F, 5.000%, 08/01/32	3,750,000	4,253,247
5.000%, 08/01/36	5,000,000	5,728,610

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,192,523

Metropolitan Transportation Authority, Series A 5.000%, 11/15/37	7,460,000	8,378,957

Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	15,000,000	16,785,852
5.000%, 11/15/33	3,490,000	3,985,884

New York City Transitional Finance Authority Building Aid Revenue, Series 2, (ST AID) 5.000%, 07/15/36	4,500,000	5,255,997
5.000%, 07/15/37	5,000,000	5,787,788

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, 5.000%, 11/01/32[1]	5,000,000	5,706,474
5.000%, 11/01/36[1]	2,500,000	2,921,575
5.000%, 11/01/37	1,700,000	1,931,758
5.000%, 11/01/371	2,500,000	2,889,336
5.000%, 11/01/39	4,000,000	4,461,740

New York City Transitional Finance Authority Future Tax Secured Revenue, Series B 5.000%, 05/01/33	2,960,000	3,402,372

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1, 5.000%, 05/01/40	2,500,000	2,727,352
5.000%, 05/01/41	2,750,000	2,983,653

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	5,000,000	5,409,234

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	2,012,875

	Principal Amount	Value

New York State Dormitory Authority, Series A, 5.000%, 03/15/40	$4,000,000	$4,424,952
5.000%, 03/15/40	1,000,000	1,126,119
5.000%, 03/15/41	7,090,000	7,756,013
5.000%, 03/15/41	2,000,000	2,223,504

New York State Dormitory Authority, Series C, 5.000%, 03/15/34	4,585,000	5,346,234
5.000%, 03/15/35	3,500,000	4,115,292

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,191,523
4.000%, 10/31/46	1,500,000	1,333,634
5.000%, 12/01/30	1,000,000	1,099,632
5.000%, 12/01/31	1,100,000	1,207,310
5.000%, 12/01/32	1,450,000	1,585,620
5.000%, 12/01/33	1,000,000	1,089,072
5.000%, 12/01/36	10,000,000	10,673,770
5.000%, 06/30/49	2,010,000	2,017,295
5.250%, 06/30/49	5,000,000	5,032,681
6.000%, 06/30/44	1,320,000	1,438,416
6.000%, 06/30/50	2,000,000	2,126,266
6.000%, 06/30/54	3,000,000	3,100,821

New York Transportation Development Corp., Series A 5.500%, 12/31/54	4,500,000	4,590,444

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	5,000,000	5,372,028

Triborough Bridge & Tunnel Authority, Series A, 5.000%, 12/01/42	1,000,000	1,096,816
5.000%, 12/01/43	1,500,000	1,623,543

Utility Debt Securitization Authority, Series 2, 5.000%, 12/15/36	8,000,000	9,306,749
5.000%, 06/15/37	9,000,000	10,495,117
5.000%, 12/15/37	12,000,000	14,020,261

Total New York		214,939,293

North Carolina - 2.3%

County of Union Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,834,840
1.750%, 06/01/35	4,225,000	3,551,593
1.850%, 06/01/36	4,315,000	3,570,878
2.125%, 06/01/40	3,350,000	2,601,989

Nash Health Care Systems 5.000%, 02/01/32	1,000,000	1,107,534

North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	9,000,000	9,191,353

Total North Carolina		22,858,187

North Dakota - 0.4%

North Dakota Housing Finance Agency, Series A 4.940%, 07/01/45	3,000,000	3,061,893

North Dakota Housing Finance Agency, Series C 4.700%, 07/01/45	1,000,000	1,003,220

Total North Dakota		4,065,113

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Ohio - 1.5%

Columbus Regional Airport Authority, Series A, 5.000%, 01/01/34	$1,300,000	$1,454,082
5.000%, 01/01/35	1,200,000	1,350,142
5.000%, 01/01/36	2,500,000	2,779,047

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,880,000	2,895,881

The Ohio State University, Series A 5.000%, 06/01/35[1]	5,000,000	5,872,781

Total Ohio		14,351,933

Oklahoma - 0.6%

Oklahoma Turnpike Authority, Series B, 5.000%, 01/01/39	1,300,000	1,493,456
5.000%, 01/01/40	2,115,000	2,386,731
5.000%, 01/01/41	1,750,000	1,947,490

Total Oklahoma		5,827,677

Pennsylvania - 4.1%

Allegheny County Airport Authority, Series A 5.000%, 01/01/32	2,215,000	2,390,207

City of Philadelphia, Series C, 5.000%, 08/01/33	1,000,000	1,151,619
5.000%, 08/01/34	1,305,000	1,517,549
5.000%, 08/01/35	2,000,000	2,341,988

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,289,827

Hospitals & Higher Education Facilities Authority of Philadelphia, (AG) 4.000%, 07/01/38	2,500,000	2,510,818
4.000%, 07/01/39	2,000,000	1,988,392

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	5,015,000	5,519,983
5.750%, 06/30/48	6,000,000	6,277,791

Pennsylvania Economic Development Financing Authority, Series B 5.000%, 03/15/39	1,020,000	1,122,804

Pennsylvania Housing Finance Agency, Series 146A 4.500%, 10/01/44	6,500,000	6,527,050

Total Pennsylvania		39,638,028

Rhode Island - 0.5%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	5,175,000	5,249,451

South Carolina - 2.0%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	4,986,959
2.000%, 03/01/39	10,080,000	7,907,292

	Principal Amount	Value

South Carolina Public Service Authority, Series B, 5.000%, 12/01/41	$2,250,000	$2,441,229
5.000%, 12/01/43	3,725,000	3,959,746

Total South Carolina		19,295,226

Tennessee - 0.7%

City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	6,902,409

Texas - 14.7%

Central Texas Regional Mobility Authority, Series A, 5.000%, 01/01/35	1,250,000	1,448,217
5.000%, 01/01/36	1,350,000	1,571,265
5.000%, 01/01/37	1,415,000	1,627,413
5.000%, 01/01/38	1,700,000	1,932,793
5.000%, 01/01/39	1,300,000	1,464,817

Central Texas Regional Mobility Authority, Series B, 5.000%, 01/01/40	1,000,000	1,106,914
5.000%, 01/01/41	1,200,000	1,314,139

Central Texas Turnpike System, Series C, 5.000%, 08/15/39	2,500,000	2,774,714
5.000%, 08/15/40	1,500,000	1,649,682
5.000%, 08/15/41	1,500,000	1,636,369
5.000%, 08/15/42	1,000,000	1,081,870

City of Austin Electric Utility Revenue 5.000%, 11/15/35	5,000,000	5,673,891

City of Houston Airport System, Series A, 4.000%, 07/01/35	1,100,000	1,118,572
4.000%, 07/01/36	1,100,000	1,107,578
5.000%, 07/01/34	2,835,000	3,072,723

City of Houston, Series A, 5.000%, 03/01/40	2,000,000	2,183,079
5.000%, 03/01/41	2,500,000	2,709,585
5.000%, 03/01/42	2,245,000	2,414,649

City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/34	5,460,000	6,255,239
5.000%, 02/01/35	3,000,000	3,420,075
5.000%, 02/01/37	3,010,000	3,248,747
5.000%, 02/01/38	2,985,000	3,204,367

City of San Antonio Electric & Gas Systems, Series D 5.000%, 02/01/39	6,455,000	7,269,026

City of San Antonio TX Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/361	6,000,000	7,010,414
5.000%, 02/01/391	7,500,000	8,530,918

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,731,501

County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	4,000,000	4,578,572

Harris County-Houston Sports Authority, Series B, (AG) 5.000%, 11/15/44	2,115,000	2,212,400

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Texas - 14.7% (continued)

Lamar Consolidated Independent School District 5.000%, 02/15/34	$7,965,000	$9,020,229

Lower Colorado River Authority, Series A, 5.000%, 05/15/31	2,300,000	2,562,139
5.000%, 05/15/32	2,000,000	2,256,011

North East Texas Regional Mobility Authority, Series A, 5.000%, 01/01/41	1,700,000	1,836,279
5.000%, 01/01/42	1,055,000	1,128,175
5.000%, 01/01/43	1,185,000	1,257,554

North Texas Tollway Authority, Series A, 5.000%, 01/01/39	2,750,000	3,096,084
5.250%, 01/01/38	3,000,000	3,320,283

North Texas Tollway Authority, Series B 5.000%, 01/01/33	5,000,000	5,694,723

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	3,046,851
1.750%, 02/15/35	5,155,000	4,315,316

Tarrant County Cultural Education Facilities Finance Corp., Series 1 5.000%, 11/15/51	3,000,000	3,346,073

Tarrant County Cultural Education Facilities Finance Corp., Series 2 5.000%, 11/15/51	2,500,000	2,847,823

Texas Private Activity Bond Surface Transportation Corp., 5.500%, 06/30/41	1,000,000	1,054,770
5.500%, 06/30/42	1,000,000	1,050,155
5.500%, 06/30/43	1,000,000	1,043,470

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	5,021,341
4.000%, 12/31/38	3,735,000	3,739,675

Total Texas		142,986,480

Utah - 2.5%

Downtown Revitalization Public Infrastructure District, Series A, (AG) 5.000%, 06/01/36	1,620,000	1,735,598
5.000%, 06/01/37	1,700,000	1,812,488

Intermountain Power Agency, 5.000%, 07/01/33	3,500,000	3,949,724
5.000%, 07/01/34	3,500,000	3,932,252

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,809,121

Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/30	6,585,000	6,891,730

Total Utah		24,130,913

	Principal Amount	Value

Virginia - 0.6%

Virginia Small Business Financing Authority, 4.000%, 01/01/37	$3,000,000	$2,992,090
4.000%, 01/01/38	3,000,000	2,979,154

Total Virginia		5,971,244

Washington - 0.6%

Port of Seattle, Series C 5.000%, 08/01/31	2,000,000	2,203,851

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,401,025

Total Washington		5,604,876

West Virginia - 1.5%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,705,325

West Virginia Parkways Authority, 5.000%, 06/01/37	1,450,000	1,580,700
5.000%, 06/01/38	2,000,000	2,170,448
5.000%, 06/01/39	5,150,000	5,563,722

Total West Virginia		15,020,195

Wisconsin - 0.7%

Public Finance Authority, 5.750%, 06/30/60	3,000,000	3,095,791
6.500%, 06/30/60	3,000,000	3,294,680

Total Wisconsin		6,390,471

Total Municipal Bonds (Cost $960,364,274)		961,488,014

Short-Term Investments - 3.4%

Repurchase Agreements - 3.4%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $33,527,239 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $34,191,420)	33,521,000	33,521,000

Total Short-Term Investments (Cost $33,521,000)		33,521,000

Total Investments - 102.2% (Cost $993,885,274)		995,009,014

Other Assets, less Liabilities - (2.2)%		(21,321,638)

Net Assets - 100.0%		$973,687,376

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at December 31, 2025, amounted to $32,931,498 or 3.4% of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

FNMA	Fannie Mae
GNMA	Ginnie Mae

PSF-GTD	Permanent School Fund Guaranteed
ST AID	State Aid Withholding

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$961,488,014	—	$961,488,014

Short-Term Investments

Repurchase Agreements	—	33,521,000	—	33,521,000

Total Investments in Securities	—	$995,009,014	—	$995,009,014

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments December 31, 2025

	Principal Amount	Value

Municipal Bonds - 97.0%

Alabama - 0.7%

County of Jefferson Sewer Revenue 5.500%, 10/01/53	$1,000,000	$1,045,709

California - 0.5%

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,000,000	864,414

Colorado - 4.8%

Colorado Health Facilities Authority, Series A 5.125%, 12/01/45	1,000,000	1,016,412

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,513,882

Total Colorado		7,530,294

Florida - 13.4%

Capital Trust Authority, Series A, 5.000%, 06/01/54[1]	1,000,000	895,148
5.000%, 06/01/64[1]	1,000,000	869,263

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,277,406

Florida Development Finance Corp., 4.000%, 02/01/52	2,515,000	2,065,224
5.000%, 02/01/52	1,675,000	1,606,862

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,587,125

Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,764,260

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	1,500,000	1,482,388

Village Community Development District No 15 4.800%, 05/01/55[1]	995,000	955,255

Village Community Development District No 16 5.125%, 05/01/56	1,750,000	1,748,755

Total Florida		21,251,686

Georgia - 2.0%

Fayette County Development Authority, 5.250%, 10/01/49	1,500,000	1,554,724
5.250%, 10/01/54	1,500,000	1,544,606

Total Georgia		3,099,330

Illinois - 2.0%

Metropolitan Pier & Exposition Authority, 4.000%, 06/15/52	1,500,000	1,289,283
5.000%, 06/15/50	1,835,000	1,825,297

Total Illinois		3,114,580

	Principal Amount	Value

Indiana - 3.2%

Indiana Finance Authority, Series A, 5.000%, 07/01/54	$1,000,000	$1,000,130
5.000%, 07/01/59	1,250,000	1,240,304
5.250%, 03/01/50	1,500,000	1,503,186
5.250%, 07/01/64	1,250,000	1,260,376

Total Indiana		5,003,996

Massachusetts - 8.2%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	4,340,000	3,588,759
5.250%, 07/01/50	1,250,000	1,259,277
5.250%, 07/01/52	2,745,000	2,737,599
5.250%, 07/01/55	1,250,000	1,230,057
5.250%, 07/01/55	1,000,000	1,002,773

Massachusetts Development Finance Agency, Series 1, 4.500%, 07/01/54	1,000,000	937,597
5.250%, 07/01/50	1,000,000	1,029,515

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/54[1]	1,200,000	1,153,891

Total Massachusetts		12,939,468

Michigan - 0.3%

Michigan State Housing Development Authority, Series C 5.050%, 06/01/51	500,000	503,708

Nebraska - 2.8%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,205,000	4,469,680

New Hampshire - 0.7%

New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	1,000,000	1,040,074

New Jersey - 3.9%

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	2,095,000	2,061,977
5.250%, 06/01/46	2,755,000	2,744,019

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,415,000	1,373,522

Total New Jersey		6,179,518

New York - 14.8%

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	1,675,000	1,444,128
4.000%, 07/01/52	1,775,000	1,485,663
4.250%, 07/01/50	1,000,000	897,115

New York Transportation Development Corp., 4.000%, 04/30/53	5,790,000	4,918,109
5.500%, 06/30/54	1,500,000	1,517,693
5.625%, 04/01/40	4,000,000	4,196,758
6.000%, 04/01/35	1,500,000	1,653,109
6.000%, 06/30/54	1,750,000	1,808,812
6.000%, 06/30/59	1,000,000	1,051,757

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 14.8% (continued)

New York Transportation Development Corp., Series A 5.500%, 12/31/60	$3,500,000	$3,537,761

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,018,263

Total New York		23,529,168

Ohio - 1.9%

County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,026,199

Ohio Higher Educational Facility Commission, 5.250%, 05/01/49	1,000,000	1,019,598
5.250%, 05/01/54	1,000,000	1,013,904

Total Ohio		3,059,701

Pennsylvania - 3.2%

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,093,273

Rhode Island - 6.8%

Rhode Island Health and Educational Building Corp., 5.250%, 05/15/49	1,000,000	1,014,386
5.250%, 05/15/54	4,250,000	4,295,700

Rhode Island Health and Educational Building Corp., Series A, (AG) 5.000%, 07/01/55	1,000,000	1,006,678
5.000%, 07/01/60	1,750,000	1,755,096

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,755,189

Total Rhode Island		10,827,049

South Carolina - 4.1%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	7,290,000	5,710,744

South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	750,000	767,209

Total South Carolina		6,477,953

Tennessee - 2.3%

City of Chattanooga Electric 2.000%, 09/01/40	3,710,000	2,756,693

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	1,000,000	965,107

Total Tennessee		3,721,800

Texas - 7.5%

City of Houston Airport System Revenue, Series B, 5.500%, 07/15/37	1,000,000	1,086,851
5.500%, 07/15/38	1,000,000	1,080,265
5.500%, 07/15/39	1,870,000	2,006,777

	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	$6,900,000	$6,729,780
5.500%, 12/31/58	1,000,000	1,036,065

Total Texas		11,939,738

Virginia - 5.1%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,000,000	842,486

Virginia Small Business Financing Authority, 4.000%, 01/01/40	1,000,000	968,775
5.000%, 12/31/47	1,645,000	1,645,649
5.000%, 12/31/49	2,095,000	2,017,437
5.000%, 12/31/52	2,655,000	2,542,394

Total Virginia		8,016,741

Washington - 0.6%

Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,019,383

West Virginia - 1.8%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	2,625,000	2,835,322

Wisconsin - 6.4%

Public Finance Authority, 5.250%, 11/15/50	1,005,000	1,018,290
5.250%, 11/15/61	1,000,000	1,004,325
5.750%, 06/30/60	1,000,000	1,031,930
5.750%, 12/31/65	4,000,000	4,118,705
6.500%, 12/31/65	1,000,000	1,094,301

Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,900,000	1,930,652

Total Wisconsin		10,198,203

Total Municipal Bonds (Cost $162,463,894)		153,760,788

Short-Term Investments - 2.6%

Repurchase Agreements - 2.6%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $4,138,770 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $4,220,862)	4,138,000	4,138,000

Total Short-Term Investments (Cost $4,138,000)		4,138,000

Total Investments - 99.6% (Cost $166,601,894)		157,898,788

Other Assets, less Liabilities - 0.4%		562,738

Net Assets - 100.0%		$158,461,526

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $6,769,316 or 4.3% of net assets.

AG	Assured Guaranty

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$153,760,788	—	$153,760,788

Short-Term Investments

Repurchase Agreements	—	4,138,000	—	4,138,000

Total Investments in Securities	—	$157,898,788	—	$157,898,788

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For	the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities December 31, 2025

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $33,692,160, $0, and $0, respectively)	$340,345,777	$995,009,014	$157,898,788

Cash	679	1,367	1,054

Interest receivable	3,454,957	10,657,416	1,668,023

Securities lending income receivable	5,036	—	—

Receivable for Fund shares sold	17,296	1,761,196	36,562

Receivable from Affiliate	—	21,241	10,850

Prepaid expenses and other assets	13,790	19,928	19,826

Total assets	343,837,535	1,007,470,162	159,635,103

Liabilities:

Payable upon return of securities loaned	8,538,707	—	—

Payable for investments purchased	—	162,904	—

Payable for delayed delivery investments purchased	—	32,645,680	—

Payable for Fund shares repurchased	179,246	503,089	1,012,048

Accrued expenses:

Investment advisory and management fees	69,653	171,073	61,490

Administrative fees	43,011	122,731	20,497

Distribution fees	—	2,118	451

Shareholder service fees	48,357	42,624	7,004

Other	115,090	132,567	72,087

Total liabilities	8,994,064	33,782,786	1,173,577

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$334,843,471	$973,687,376	$158,461,526

[1] Investments at cost	$360,293,477	$993,885,274	$166,601,894

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$415,427,774	$1,011,605,829	$189,554,726

Total distributable (accumulated losses)	(80,584,303)	(37,918,453)	(31,093,200)

Net Assets	$334,843,471	$973,687,376	$158,461,526

Class N:

Net Assets	$197,983,988	$10,026,242	$3,243,148

Shares outstanding	8,962,948	870,310	359,204

Net asset value, offering and redemption price per share	$22.09	$11.52	$9.03

Class I:

Net Assets	$136,859,483	$963,661,134	$155,007,687

Shares outstanding	6,195,198	83,136,097	17,760,933

Net asset value, offering and redemption price per share	$22.09	$11.59	$8.73

Class Z:

Net Assets	—	—	$210,691

Shares outstanding	—	—	24,146

Net asset value, offering and redemption price per share	—	—	$8.73

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the fiscal year ended December 31, 2025

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Interest income	$15,898,359	$31,705,359	$7,440,927

Securities lending income	90,841	—	—

Foreign withholding tax	(11,360)	—	—

Total investment income	15,977,840	31,705,359	7,440,927

Expenses:

Investment advisory and management fees	812,127	2,001,325	769,274

Administrative fees	529,649	1,435,369	256,425

Distribution fees - Class N	—	22,905	5,462

Shareholder servicing fees - Class N	526,985	12,890	3,277

Shareholder servicing fees - Class I	71,152	473,875	84,285

Professional fees	98,587	111,465	52,510

Registration fees	52,479	63,653	41,314

Custodian fees	49,156	82,792	28,952

Reports to shareholders	45,526	28,984	15,189

Trustee fees and expenses	30,235	82,376	14,504

Transfer agent fees	18,340	33,304	6,031

Interest expense	840	661	763

Miscellaneous	15,153	34,072	8,622

Total expenses before offsets	2,250,229	4,383,671	1,286,608

Expense reimbursements	(132,927)	(619,838)	(184,217)

Net expenses	2,117,302	3,763,833	1,102,391

Net investment income	13,860,538	27,941,526	6,338,536

Net Realized and Unrealized Gain (Loss):

Net realized loss on investments	(10,965,033)	(5,425,141)	(3,932,838)

Net change in unrealized appreciation/depreciation on investments	22,110,041	27,386,729	1,113,369

Net realized and unrealized gain (loss)	11,145,008	21,961,588	(2,819,469)

Net increase in net assets resulting from operations	$25,005,546	$49,903,114	$3,519,067

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the fiscal years ended December 31,

	AMG GW&K ESG Bond Fund		AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	2025	2024	2025	2024	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$13,860,538	$14,402,677	$27,941,526	$26,390,239	$6,338,536	$6,867,624

Net realized loss on investments	(10,965,033)	(9,324,714)	(5,425,141)	(6,960,382)	(3,932,838)	(2,286,414)

Net change in unrealized appreciation/depreciation on investments	22,110,041	1,303,143	27,386,729	(19,308,387)	1,113,369	748,881

Net increase in net assets resulting from operations	25,005,546	6,381,106	49,903,114	121,470	3,519,067	5,330,091

Distributions to Shareholders:

Class N	(8,156,738)	(8,565,094)	(240,946)	(236,843)	(90,713)	(100,918)

Class I	(5,801,542)	(5,856,009)	(27,663,908)	(26,143,251)	(6,246,115)	(6,775,784)

Class Z	—	—	—	—	(7,412)	(4,671)

Total distributions to shareholders	(13,958,280)	(14,421,103)	(27,904,854)	(26,380,094)	(6,344,240)	(6,881,373)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(47,280,729)	(56,304,525)	(54,719,399)	3,978,583	(22,834,822)	(25,735,463)

Total decrease in net assets	(36,233,463)	(64,344,522)	(32,721,139)	(22,280,041)	(25,659,995)	(27,286,745)

Net Assets:

Beginning of year	371,076,934	435,421,456	1,006,408,515	1,028,688,556	184,121,521	211,408,266

End of year	$334,843,471	$371,076,934	$973,687,376	$1,006,408,515	$158,461,526	$184,121,521

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$21.41	$21.85	$21.11	$24.88	$28.12

Income (loss) from Investment Operations:

Net investment income[1,2]	0.84	0.76	0.63	0.44	0.44

Net realized and unrealized gain (loss) on investments	0.69	(0.44)	0.75	(3.70)	(0.83)

Total income (loss) from investment operations	1.53	0.32	1.38	(3.26)	(0.39)

Less Distributions to Shareholders from:

Net investment income	(0.85)	(0.76)	(0.64)	(0.47)	(0.47)

Net realized gain on investments	—	—	—	(0.04)	(2.38)

Total distributions to shareholders	(0.85)	(0.76)	(0.64)	(0.51)	(2.85)

Net Asset Value, End of Year	$22.09	$21.41	$21.85	$21.11	$24.88

Total Return[2,3]	7.26%	1.49%	6.69%	(13.17)%	(1.29)%

Ratio of net expenses to average net assets	0.68%[4]	0.68%[4]	0.68%	0.68%	0.69%[5]

Ratio of gross expenses to average net assets[6]	0.72%	0.73%	0.70%	0.69%	0.69%[5]

Ratio of net investment income to average net assets[2]	3.84%	3.49%	2.94%	1.98%	1.71%

Portfolio turnover	35%	37%	27%	23%	186%

Net assets end of year (000’s) omitted	$197,984	$222,537	$269,529	$301,028	$427,818

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$21.42	$21.85	$21.12	$24.89	$28.13

Income (loss) from Investment Operations:

Net investment income[1,2]	0.88	0.80	0.67	0.49	0.50

Net realized and unrealized gain (loss) on investments	0.68	(0.42)	0.75	(3.71)	(0.83)

Total income (loss) from investment operations	1.56	0.38	1.42	(3.22)	(0.33)

Less Distributions to Shareholders from:

Net investment income	(0.89)	(0.81)	(0.69)	(0.51)	(0.53)

Net realized gain on investments	—	—	—	(0.04)	(2.38)

Total distributions to shareholders	(0.89)	(0.81)	(0.69)	(0.55)	(2.91)

Net Asset Value, End of Year	$22.09	$21.42	$21.85	$21.12	$24.89

Total Return[2,3]	7.43%	1.75%	6.85%	(12.99)%	(1.05)%

Ratio of net expenses to average net assets	0.48%[4]	0.48%[4]	0.48%	0.48%	0.49%[5]

Ratio of gross expenses to average net assets[6]	0.52%	0.53%	0.50%	0.49%	0.49%[5]

Ratio of net investment income to average net assets[2]	4.04%	3.69%	3.14%	2.18%	1.91%

Portfolio turnover	35%	37%	27%	23%	186%

Net assets end of year (000’s) omitted	$136,859	$148,540	$165,892	$191,979	$327,121

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[5]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% for the fiscal year ended December 31, 2021.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$11.24	$11.53	$11.11	$12.24	$12.45

Income (loss) from Investment Operations:

Net investment income[1,2]	0.29	0.25	0.21	0.15	0.13

Net realized and unrealized gain (loss) on investments	0.28	(0.28)	0.42	(1.10)	(0.11)

Total income (loss) from investment operations	0.57	(0.03)	0.63	(0.95)	0.02

Less Distributions to Shareholders from:

Net investment income	(0.29)	(0.26)	(0.21)	(0.16)	(0.13)

Net realized gain on investments	—	—	—	(0.02)	(0.10)

Total distributions to shareholders	(0.29)	(0.26)	(0.21)	(0.18)	(0.23)

Net Asset Value, End of Year	$11.52	$11.24	$11.53	$11.11	$12.24

Total Return[2,3]	5.21%	(0.29)%	5.72%	(7.80)%	0.10%

Ratio of net expenses to average net assets	0.73%[4]	0.71%	0.72%	0.72%	0.71%

Ratio of gross expenses to average net assets[5]	0.80%	0.78%	0.79%	0.78%	0.76%

Ratio of net investment income to average net assets[2]	2.58%	2.24%	1.85%	1.35%	1.01%

Portfolio turnover	61%	36%	29%	20%	24%

Net assets end of year (000’s) omitted	$10,026	$8,893	$12,081	$12,972	$17,112

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$11.31	$11.60	$11.18	$12.31	$12.52

Income (loss) from Investment Operations:

Net investment income[1,2]	0.33	0.29	0.25	0.19	0.17

Net realized and unrealized gain (loss) on investments	0.28	(0.29)	0.41	(1.11)	(0.11)

Total income (loss) from investment operations	0.61	0.00	0.66	(0.92)	0.06

Less Distributions to Shareholders from:

Net investment income	(0.33)	(0.29)	(0.24)	(0.19)	(0.17)

Net realized gain on investments	—	—	—	(0.02)	(0.10)

Total distributions to shareholders	(0.33)	(0.29)	(0.24)	(0.21)	(0.27)

Net Asset Value, End of Year	$11.59	$11.31	$11.60	$11.18	$12.31

Total Return[2,3]	5.52%	0.04%	6.04%	(7.45)%	0.43%

Ratio of net expenses to average net assets	0.39%[4]	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[5]	0.46%	0.46%	0.46%	0.45%	0.44%

Ratio of net investment income to average net assets[2]	2.92%	2.56%	2.18%	1.68%	1.33%

Portfolio turnover	61%	36%	29%	20%	24%

Net assets end of year (000’s) omitted	$963,661	$997,516	$1,016,607	$1,068,290	$1,331,958

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[5]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$9.13	$9.20	$8.56	$10.74	$10.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.30	0.27	0.25	0.22	0.20

Net realized and unrealized gain (loss) on investments	(0.11)	(0.07)	0.64	(2.17)	0.18

Total income (loss) from investment operations	0.19	0.20	0.89	(1.95)	0.38

Less Distributions to Shareholders from:

Net investment income	(0.29)	(0.27)	(0.25)	(0.20)	(0.19)

Net realized gain on investments	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.29)	(0.27)	(0.25)	(0.23)	(0.33)

Net Asset Value, End of Year	$9.03	$9.13	$9.20	$8.56	$10.74

Total Return[2,3]	2.23%	2.15%	10.53%	(18.19)%	3.59%

Ratio of net expenses to average net assets	0.99%[4]	0.99%[4]	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[5]	1.10%	1.09%	1.08%	1.07%	1.05%

Ratio of net investment income to average net assets[2]	3.36%	2.99%	2.87%	2.39%	1.85%

Portfolio turnover	36%	32%	24%	45%	61%

Net assets end of year (000’s) omitted	$3,243	$3,764	$5,964	$2,955	$14,923

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.84	$8.91	$8.30	$10.43	$10.40

Income (loss) from Investment Operations:

Net investment income[1,2]	0.32	0.30	0.27	0.24	0.23

Net realized and unrealized gain (loss) on investments	(0.11)	(0.07)	0.62	(2.09)	0.17

Total income (loss) from investment operations	0.21	0.23	0.89	(1.85)	0.40

Less Distributions to Shareholders from:

Net investment income	(0.32)	(0.30)	(0.28)	(0.25)	(0.23)

Net realized gain on investments	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.32)	(0.30)	(0.28)	(0.28)	(0.37)

Net Asset Value, End of Year	$8.73	$8.84	$8.91	$8.30	$10.43

Total Return[2,3]	2.51%	2.61%	10.89%	(17.86)%	3.94%

Ratio of net expenses to average net assets	0.64%[4]	0.64%[4]	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[5]	0.75%	0.74%	0.73%	0.72%	0.70%

Ratio of net investment income to average net assets[2]	3.71%	3.34%	3.22%	2.74%	2.20%

Portfolio turnover	36%	32%	24%	45%	61%

Net assets end of year (000’s) omitted	$155,008	$180,162	$205,322	$255,928	$369,473

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$8.84	$8.91	$8.30	$10.43	$10.40

Income (loss) from Investment Operations:

Net investment income[1,2]	0.32	0.30	0.28	0.25	0.24

Net realized and unrealized gain (loss) on investments	(0.10)	(0.07)	0.61	(2.10)	0.17

Total income (loss) from investment operations	0.22	0.23	0.89	(1.85)	0.41

Less Distributions to Shareholders from:

Net investment income	(0.33)	(0.30)	(0.28)	(0.25)	(0.24)

Net realized gain on investments	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.33)	(0.30)	(0.28)	(0.28)	(0.38)

Net Asset Value, End of Year	$8.73	$8.84	$8.91	$8.30	$10.43

Total Return[2,3]	2.56%	2.66%	10.95%	(17.82)%	3.99%

Ratio of net expenses to average net assets	0.59%[4]	0.59%[4]	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[5]	0.70%	0.69%	0.68%	0.67%	0.65%

Ratio of net investment income to average net assets[2]	3.76%	3.39%	3.27%	2.79%	2.25%

Portfolio turnover	36%	32%	24%	45%	61%

Net assets end of year (000’s) omitted	$211	$196	$123	$111	$135

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[5]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”) and AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Municipal Enhanced offers Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for ESG Bond are primarily due to callable bond premiums. There were no permanent differences for Municipal Bond and Municipal Enhanced. In addition, temporary differences for ESG Bond and Municipal Enhanced are due to wash sale loss deferrals. There were no temporary differences for Municipal Bond.

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 was as follows:

	ESG Bond		Municipal Bond		Municipal Enhanced

Distributions paid from:	2025	2024	2025	2024	2025	2024

Ordinary income *	$13,958,280	$14,421,103	$1,374,441	$1,421,761	$235,721	$323,591

Tax-exempt income	—	—	26,530,413	24,958,333	6,108,519	6,557,782

	$13,958,280	$14,421,103	$27,904,854	$26,380,094	$6,344,240	$6,881,373

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	ESG Bond	Municipal Bond	Municipal Enhanced

Capital loss carryforward	$60,643,801	$39,338,300	$22,434,612

Undistributed ordinary income	169,416	—	—

Undistributed tax-exempt income	—	296,107	56,986

Notes to Financial Statements (continued)

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

ESG Bond	$360,486,759	$5,063,861	$(25,204,843)	$(20,140,982)

Municipal Bond	993,885,274	14,001,872	(12,878,132)	1,123,740

Municipal Enhanced	166,614,362	1,661,713	(10,377,287)	(8,715,574)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

ESG Bond	$8,830,216	$51,813,585	$60,643,801

Municipal Bond	596,218	38,742,082	39,338,300

Municipal Enhanced	4,285,545	18,149,067	22,434,612

For the fiscal year ended December 31, 2025, the Funds did not utilize capital loss carryovers.

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust and Trust III’s Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended December 31, 2025 and December 31, 2024, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Municipal Bond

	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	204,989	$4,463,462	500,214	$10,862,973	362,297	$4,102,900	669,182	$7,598,411

Shares issued in reinvestment of distributions	368,943	8,059,651	391,528	8,455,850	18,995	213,211	18,239	206,510

Shares redeemed	(2,003,525)	(43,722,184)	(2,836,260)	(61,437,696)	(301,882)	(3,391,266)	(944,242)	(10,758,607)

Net increase (decrease)	(1,429,593)	$(31,199,071)	(1,944,518)	$(42,118,873)	79,410	$924,845	(256,821)	$(2,953,686)

Class I:

Shares sold	827,799	$18,066,732	1,285,389	$27,862,718	22,429,793	$253,845,889	24,764,345	$283,196,344

Shares issued in reinvestment of distributions	257,956	5,635,961	259,160	5,598,697	1,887,382	21,316,172	1,748,253	19,910,129

Shares redeemed	(1,826,643)	(39,784,351)	(2,200,770)	(47,647,067)	(29,380,057)	(330,806,305)	(25,956,449)	(296,174,204)

Net increase (decrease)	(740,888)	$(16,081,658)	(656,221)	$(14,185,652)	(5,062,882)	$(55,644,244)	556,149	$6,932,269

Notes to Financial Statements (continued)

		Municipal Enhanced

	December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	1,379,660	$12,312,449	2,046,371	$18,792,524

Shares issued in reinvestment of distributions	6,022	53,472	6,151	56,386

Shares redeemed	(1,438,595)	(12,841,208)	(2,288,800)	(21,089,506)

Net decrease	(52,913)	$(475,287)	(236,278)	$(2,240,596)

Class I:

Shares sold	4,023,278	$34,658,484	5,611,380	$49,877,903

Shares issued in reinvestment of distributions	253,387	2,176,790	276,122	2,447,288

Shares redeemed	(6,901,672)	(59,211,851)	(8,546,755)	(75,894,201)

Net decrease	(2,625,007)	$(22,376,577)	(2,659,253)	$(23,569,010)

Class Z:

Shares sold	1,385	$12,203	7,915	$69,888

Shares issued in reinvestment of distributions	863	7,412	526	4,671

Shares redeemed	(300)	(2,573)	(46)	(416)

Net increase	1,948	$17,042	8,395	$74,143

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At December 31, 2025, the market value of Repurchase Agreements outstanding for ESG Bond, Municipal Bond and Municipal Enhanced was $10,309,707, $33,521,000 and $4,138,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the fiscal year ended December 31, 2025, Municipal Bond entered into securities transactions on a delayed delivery or when issued basis. At December 31, 2025, the market value of delayed delivery securities held in the Fund amounted to $32,931,498.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Boards and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser

Notes to Financial Statements (continued)

pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended December 31, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%

Municipal Bond	0.21%[1]

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

1 The rate shown is the effective rate as of December 31, 2025.

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Municipal Bond and Municipal Enhanced to the annual rate of 0.43%, 0.34% and 0.59%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the fiscal year ended December 31, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

ESG Bond	$132,927	—

Municipal Bond	619,838	—

Municipal Enhanced	184,217	—

At December 31, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Municipal Bond	Municipal Enhanced

Less than 1 year	$90,822	$749,681	$221,214

1-2 years	184,397	664,083	197,494

2-3 years	132,927	619,838	184,217

Total	$408,146	$2,033,602	$602,925

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

AMG Funds has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, Municipal Bond and Municipal Enhanced, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries,

Notes to Financial Statements (continued)

such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended December 31, 2025, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Municipal Bond

Class N	0.15%	0.14%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the fiscal year ended December 31, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Municipal Bond	$1,455,158	1	$208	5.225%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

ESG Bond	$1,163,102	5	$840	5.273%

Municipal Bond	4,615,375	1	661	5.225%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Municipal Enhanced	$1,330,577	4	$763	5.232%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended December 31, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$110,758,425	$108,053,523

Municipal Bond	580,903,681	638,598,071

Municipal Enhanced	59,797,126	83,519,326

Purchases and sales of U.S. Government Obligations for the fiscal year ended December 31, 2025 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$12,798,025	$64,310,707

4. PORTFOLIO SECURITIES LOANED

ESG Bond participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2025, was as follows:

Notes to Financial Statements (continued)

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received

ESG Bond	$33,692,160	$8,538,707	$26,237,078	$34,775,785

The following table summarizes the securities received as collateral for securities lending at December 31, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.000%-5.000%	01/15/26-08/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Funds may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent certain Funds have substantial holdings within a particular sector, the risks associated with that sector increase. A portion of certain Funds’ assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals), utilities, or transportation.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Notes to Financial Statements (continued)

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Funds’ investments may not keep pace with inflation, which may result in losses to the Funds’ investors or adversely affect the real value of shareholders’ investments in the Funds. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Funds’ portfolios.

Reinvestment Risk: The Funds may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

ESG Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of December 31, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Citadel Securities LLC	$1,425,000	—	$1,425,000	$1,425,000	—

Natwest Markets Securities, Inc.	513,091	—	513,091	513,091	—

State of Wisconsin Investment Board	6,600,616	—	6,600,616	6,600,616	—

Fixed Income Clearing Corp.	1,771,000	—	1,771,000	1,771,000	—

Total	$10,309,707	—	$10,309,707	$10,309,707	—

Municipal Bond

Fixed Income Clearing Corp.	$33,521,000	—	$33,521,000	$33,521,000	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Municipal Enhanced

Fixed Income Clearing Corp.	$4,138,000	—	$4,138,000	$4,138,000	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Funds incorporated the provisions of the ASU, and there was no material impact to the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees of AMG Funds and AMG Funds III and Shareholders of AMG GW&K Municipal Bond Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K ESG Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AMG GW&K Municipal Bond Fund, AMG GW&K Municipal Enhanced Yield Fund (two of the funds constituting AMG Funds) and AMG GW&K ESG Bond Fund (one of the funds constituting AMG Funds III) (hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

Other Information (unaudited)

TAX INFORMATION

AMG GW&K ESG Bond Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Municipal Enhanced Yield Fund each hereby designate the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K ESG Bond Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Municipal Enhanced Yield Fund each hereby designates $0, $0 and $0, respectively, as a capital gain distribution with respect to the taxable year ended December 31, 2025, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended December 31, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended December 31, 2025.

Trustee fees and expenses

AMG GW&K ESG Bond Fund	$30,235

AMG GW&K Municipal Bond Fund	82,376

AMG GW&K Municipal Enhanced Yield Fund	14,504

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&KMuni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	123125 AR088

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG GW&K Municipal Enhanced SMA Shares

Ticker: MESHX

wealth.amg.com	123125 AR090

AMG Funds Annual Financial Statements — December 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	6

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	7

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	8

Detail of changes in assets for the past two fiscal years

Financial Highlights	9

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	10

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	15

OTHER INFORMATION	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments December 31, 2025

	Principal Amount	Value

Municipal Bonds - 97.9%

Alabama - 3.6%

County of Jefferson Sewer Revenue, 5.250%, 10/01/49	$1,600,000	$1,652,437
5.500%, 10/01/53	5,860,000	6,127,854

Total Alabama		7,780,291

California - 0.1%

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	207,459

Colorado - 2.3%

Colorado Health Facilities Authority, Series A, 5.000%, 08/01/44	930,000	943,530
5.125%, 12/01/55	1,315,000	1,296,418
5.250%, 12/01/54	1,000,000	1,038,009

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,340,000	1,617,906

Total Colorado		4,895,863

Florida - 11.8%

Brevard County Health Facilities Authority,
Series A 5.000%, 04/01/47	1,185,000	1,203,630

Capital Trust Authority, Series A, 5.000%, 06/01/54[1]	1,000,000	895,148
5.000%, 06/01/64[1]	1,765,000	1,534,249

County of Miami-Dade Florida Seaport
Department, Series 1, (AG) 4.000%, 10/01/45	2,265,000	2,056,576

Escambia County Health Facilities Authority 4.000%, 08/15/50	1,075,000	907,840

Florida Development Finance Corp., 4.000%, 02/01/52	485,000	398,264
5.000%, 02/01/52	325,000	311,779
5.250%, 08/01/55	1,750,000	1,771,873

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	1,480,000	1,474,829

Greater Orlando Aviation Authority 5.500%, 11/01/37	1,000,000	1,079,438

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	698,568

Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2,370,000	2,131,731
4.000%, 11/15/51	1,250,000	1,086,551

Orange County Health Facilities Authority, Series A 5.250%, 10/01/56	3,500,000	3,632,598

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	2,000,000	1,976,517

	Principal Amount	Value

Village Community Development District No 15, 4.550%, 05/01/44[1]	$995,000	$960,347
4.800%, 05/01/55[1]	1,000,000	960,056

Village Community Development District No 16 5.125%, 05/01/56	2,600,000	2,598,150

Total Florida		25,678,144

Georgia - 1.4%

Fayette County Development Authority, 5.250%, 10/01/49	1,500,000	1,554,724
5.250%, 10/01/54	1,500,000	1,544,606

Total Georgia		3,099,330

Idaho - 0.9%

Idaho Health Facilities Authority, Series A 4.375%, 03/01/53	2,000,000	1,898,374

Illinois - 2.7%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,100,027

Metropolitan Pier & Exposition Authority, 4.000%, 12/15/42	325,000	309,856
4.000%, 06/15/52	485,000	416,868
5.000%, 06/15/50	815,000	810,691

State of Illinois, Series A 4.000%, 03/01/40	1,240,000	1,204,182

State of Illinois, Series B, 5.250%, 05/01/48	1,000,000	1,032,068
5.250%, 05/01/49	1,000,000	1,031,267

Total Illinois		5,904,959

Indiana - 2.4%

Indiana Finance Authority, Series A, 5.000%, 07/01/54	1,000,000	1,000,130
5.000%, 07/01/59	1,250,000	1,240,304
5.250%, 07/01/64	1,500,000	1,512,452
5.375%, 03/01/55	1,500,000	1,509,137

Total Indiana		5,262,023

Louisiana - 0.8%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	1,780,000	1,844,424

Massachusetts - 8.8%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	1,080,000	893,055
5.250%, 07/01/50	1,750,000	1,762,987
5.250%, 07/01/52	4,005,000	3,994,203
5.250%, 07/01/55	4,285,000	4,216,635
5.250%, 07/01/55	1,500,000	1,504,160

Massachusetts Development Finance Agency, Series 1, 4.500%, 07/01/54	2,750,000	2,578,390
5.250%, 07/01/50	1,000,000	1,029,515

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/60[1]	1,000,000	948,649

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Massachusetts - 8.8% (continued)

Massachusetts Development Finance Agency, Series N 5.500%, 07/01/55	$2,000,000	$2,116,228

Total Massachusetts		19,043,822

Michigan - 1.9%

Michigan State Housing Development Authority, Series A, 4.950%, 12/01/50	1,000,000	1,001,675
5.000%, 12/01/55	1,270,000	1,274,325

Michigan State Housing Development Authority, Series C 5.050%, 06/01/51	1,800,000	1,813,348

Total Michigan		4,089,348

Minnesota - 0.7%

Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	413,515

Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,000,000	1,034,412

Total Minnesota		1,447,927

Missouri - 1.0%

Health & Educational Facilities Authority 4.000%, 06/01/53	2,500,000	2,169,966

Nebraska - 0.8%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,720,000	1,828,264

New Hampshire - 1.2%

New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	2,500,000	2,600,184

New Jersey - 1.5%

South Jersey Transportation Authority 4.625%, 11/01/47	2,070,000	2,057,827

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	405,000	398,616
5.250%, 06/01/46	530,000	527,887

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	275,000	266,939

Total New Jersey		3,251,269

New York - 12.1%

Albany Capital Resource Corp., Series A 5.500%, 05/01/55	1,000,000	1,055,045

City of New York, Series D 5.250%, 10/01/55	1,000,000	1,048,911

City of New York, Series E 5.000%, 08/01/54	1,000,000	1,025,649

	Principal Amount	Value

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	$3,625,000	$3,628,308
5.000%, 11/15/50	1,000,000	1,011,776

Metropolitan Transportation Authority, Series A 5.250%, 11/15/55	1,000,000	1,045,233

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	550,000	474,191
4.000%, 07/01/52	340,000	284,578
4.250%, 07/01/50	1,530,000	1,372,586

New York Transportation Development Corp., 4.000%, 04/30/53	1,125,000	955,591
5.000%, 12/01/40	845,000	879,602
5.000%, 12/01/41	815,000	841,275
5.000%, 06/30/49	1,220,000	1,224,428
5.500%, 06/30/54	1,000,000	1,011,795
5.625%, 04/01/40	1,000,000	1,049,189
6.000%, 04/01/35	500,000	551,036
6.000%, 06/30/54	2,500,000	2,584,017
6.000%, 06/30/59	2,670,000	2,808,190

New York Transportation Development Corp., Series A 5.500%, 12/31/60	2,500,000	2,526,972

Suffolk Regional Off-Track Betting Corp. 6.000%, 12/01/53	1,000,000	1,014,766

Total New York		26,393,138

North Carolina - 1.4%

Nash Health Care Systems 5.250%, 02/01/55	1,000,000	1,032,155

North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	1,950,000	1,991,460

Total North Carolina		3,023,615

Ohio - 5.0%

Columbus Regional Airport Authority, Series A 5.500%, 01/01/55	3,000,000	3,154,822

County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,026,199

Ohio Higher Educational Facility Commission, 5.250%, 05/01/49	2,500,000	2,548,996
5.250%, 05/01/54	3,000,000	3,041,711

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,055,000	1,041,529

Total Ohio		10,813,257

Oklahoma - 0.8%

Oklahoma Municipal Power Authority, Series A, (AG) 5.250%, 01/01/56	1,700,000	1,804,940

Pennsylvania - 8.5%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	815,108

Geisinger Authority 4.000%, 04/01/50	1,340,000	1,166,745

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Pennsylvania - 8.5% (continued)

Montgomery County Higher Education and Health Authority, Series B
5.000%, 05/01/52	$900,000	$905,210

Pennsylvania Economic Development Financing Authority,
5.000%, 12/31/57	4,075,000	4,019,088
5.250%, 06/30/53	2,185,000	2,214,687

Pennsylvania Higher Educational Facilities Authority, Series B2
5.000%, 11/01/54	4,780,000	4,808,006

Pennsylvania Housing Finance Agency, Series 146A
4.750%, 04/01/53	1,250,000	1,225,564

Pennsylvania Turnpike Commission, Series A
4.000%, 12/01/50	2,435,000	2,251,400

Philadelphia Authority for Industrial Development
5.250%, 11/01/52	1,000,000	1,025,936

Total Pennsylvania		18,431,744

Rhode Island - 4.8%

Rhode Island Health and Educational Building Corp.
5.250%, 05/15/54	5,315,000	5,372,152

Rhode Island Health and Educational Building Corp., Series A, (AG)
5.000%, 07/01/55	1,500,000	1,510,017
5.000%, 07/01/60	3,000,000	3,008,736

Tobacco Settlement Financing Corp., Series A
5.000%, 06/01/40	570,000	570,039

Total Rhode Island		10,460,944

South Carolina - 2.6%

Richland County School District No 2, Series A, (South Carolina School District)
1.875%, 03/01/38	1,600,000	1,253,387

South Carolina Jobs-Economic Development Authority
5.750%, 11/15/54	1,000,000	1,022,945

South Carolina Jobs-Economic Development Authority, Series A
5.500%, 11/01/54	1,250,000	1,318,587

South Carolina Public Service Authority, Series A
5.500%, 12/01/54	1,000,000	1,066,815

South Carolina Public Service Authority, Series B
5.250%, 12/01/54	1,000,000	1,041,256

Total South Carolina		5,702,990

Tennessee - 2.5%

Chattanooga Health Educational & Housing Facility Board
5.250%, 12/01/54	2,000,000	2,066,426

City of Chattanooga Electric
2.000%, 09/01/40	1,400,000	1,040,261

	Principal Amount	Value

Shelby County Health & Educational Facilities Board, Series A1
5.250%, 06/01/56[1]	$2,500,000	$2,412,768

Total Tennessee		5,519,455

Texas - 6.9%

Central Texas Regional Mobility Authority, Series B
4.000%, 01/01/51	2,000,000	1,790,534

City of Corpus Christi Utility System Revenue, (AG)
5.000%, 07/15/55	750,000	773,568

City of Houston Airport System Revenue, Series B,
5.500%, 07/15/37	1,705,000	1,853,081
5.500%, 07/15/38	1,000,000	1,080,265
5.500%, 07/15/39	1,630,000	1,749,222

Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	5,050,000	4,925,419
5.500%, 12/31/58	650,000	673,443

Texas Private Activity Bond Surface Transportation Corp., Series A
4.000%, 12/31/39	1,180,000	1,167,750

Texas Water Development Board
4.750%, 10/15/55	1,000,000	1,003,883

Total Texas		15,017,165

Virginia - 2.8%

Lynchburg Economic Development Authority
4.000%, 01/01/55	240,000	202,197

Virginia Small Business Financing Authority,
4.000%, 01/01/40	485,000	469,856
5.000%, 12/31/47	1,755,000	1,755,692
5.000%, 12/31/49	1,905,000	1,834,471
5.000%, 12/31/52	1,935,000	1,852,931

Total Virginia		6,115,147

Washington - 1.1%

Washington State Housing Finance Commission,
5.000%, 07/01/54	1,500,000	1,419,877
5.500%, 07/01/49	1,000,000	1,019,383

Total Washington		2,439,260

West Virginia - 1.0%

West Virginia Hospital Finance Authority, Series A
5.500%, 06/01/50	1,000,000	1,064,376

West Virginia Hospital Finance Authority, Series B
6.000%, 09/01/53	1,000,000	1,080,123

Total West Virginia		2,144,499

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Wisconsin - 6.5%

Public Finance Authority, 5.250%, 11/15/55	$1,100,000	$1,109,524
5.250%, 11/15/61	1,555,000	1,561,725
5.750%, 06/30/60	1,000,000	1,031,930
5.750%, 12/31/65	6,000,000	6,178,058
6.500%, 12/31/65	1,000,000	1,094,301

Public Finance Authority, Series A
5.000%, 06/01/41[1]	3,000,000	3,048,397

Total Wisconsin		14,023,935

Total Municipal Bonds
(Cost $214,599,221)		212,891,736

Short-Term Investments - 1.3%

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $2,794,520 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $2,849,902)	2,794,000	2,794,000

Total Short-Term Investments
(Cost $2,794,000)		2,794,000

Value

Total Investments - 99.2%
(Cost $217,393,221)	$215,685,736

Other Assets, less Liabilities - 0.8%	1,764,087

Net Assets - 100.0%	$217,449,823

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $10,759,612 or 4.9% of net assets.

AG  Assured Guaranty

FHLMC Freddie Mac

FNMA    Fannie Mae

GNMA   Ginnie Mae

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	–	$212,891,736	–	$212,891,736
Short-Term Investments

Repurchase Agreements	–	2,794,000	–	2,794,000

Total Investments in Securities	–	$215,685,736	–	$215,685,736

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities December 31, 2025

AMG GW&K Municipal Enhanced SMA Shares

Assets:

Investments at value[1]	$215,685,736

Cash	206

Interest receivable	2,442,754

Receivable for Fund shares sold	15,828

Receivable from Affiliate	25,546

Prepaid expenses and other assets	5,955

Total assets	218,176,025

Liabilities:

Payable for Fund shares repurchased	658,288

Accrued expenses:

Other	67,914

Total liabilities	726,202

Commitments and Contingencies (Note 6)

Net Assets	$217,449,823

[1] Investments at cost	$217,393,221

Net Assets Represent:

Paid-in capital	$219,374,000

Total distributable (accumulated losses)	(1,924,177)

Net Assets	$217,449,823

Net assets	$217,449,823

Shares outstanding	21,473,990

Net asset value, offering and redemption price per share	$10.13

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations For the fiscal year ended December 31, 2025

AMG GW&K Municipal Enhanced SMA Shares

Investment Income:

Interest income	$9,754,412

Total investment income	9,754,412

Expenses:

Professional fees	55,832

Custodian fees	35,014

Reports to shareholders	23,052

Registration fees	18,574

Trustee fees and expenses	17,848

Transfer agent fees	6,938

Miscellaneous	6,826

Total expenses before offsets	164,084

Expense reimbursements	(164,084)

Net expenses	–

Net investment income	9,754,412

Net Realized and Unrealized Loss:

Net realized loss on investments	(301,673)

Net change in unrealized appreciation/depreciation on investments	(2,867,608)

Net realized and unrealized loss	(3,169,281)

Net increase in net assets resulting from operations	$6,585,131

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets For the fiscal years ended December 31,

	AMG GW&K Municipal Enhanced SMA Shares

	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$9,754,412	$6,515,795

Net realized gain (loss) on investments	(301,673)	877,195

Net change in unrealized appreciation/depreciation on investments	(2,867,608)	(2,820,862)

Net increase in net assets resulting from operations	6,585,131	4,572,128

Distributions to Shareholders:	(9,772,879)	(7,223,059)

Capital Share Transactions:[1]

Net increase from capital share transactions	38,685,915	86,672,277

Total increase in net assets	35,498,167	84,021,346

Net Assets:

Beginning of period	181,951,656	97,930,310

End of period	$217,449,823	$181,951,656

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Municipal Enhanced SMA Shares Financial Highlights For a share outstanding throughout each fiscal period

	For the fiscal years ended December 31,		For the fiscal period ended December 31,

	2025	2024	2023[1]

Net Asset Value, Beginning of Period	$10.33	$10.51	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.48	0.47	0.38

Net realized and unrealized gain (loss) on investments	(0.20)	(0.15)	0.48

Total income from investment operations	0.28	0.32	0.86

Less Distributions to Shareholders from:

Net investment income	(0.48)	(0.46)	(0.35)

Net realized gain on investments	(0.00)[4]	(0.04)	—

Total distributions to shareholders	(0.48)	(0.50)	(0.35)

Net Asset Value, End of Period	$10.13	$10.33	$10.51

Total Return[3,5]	2.84%	3.14%	8.81%[6]

Ratio of net expenses to average net assets	0.00%	0.00%	0.00%[7]

Ratio of gross expenses to average net assets[8]	0.08%	0.09%	0.20%[7]

Ratio of net investment income to average net assets[3]	4.77%	4.51%	4.55%[7]

Portfolio turnover	41%	17%	12%[6,9]

Net assets end of period (000’s) omitted	$217,450	$181,952	$97,930

[1]	Commencement of operations was February 28, 2023.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K Municipal Enhanced SMA Shares (the “Fund”).

The Fund offers a single class of shares for purchase. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K Investment Management, LLC (“GW&K”), the Fund’s subadviser, has an agreement with sponsors of separately managed account programs (“Program Sponsors”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or

10

Notes to Financial Statements (continued)

methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend income is recorded on the ex-dividend date and other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent or temporary differences during the period.

The tax character of distributions paid during the fiscal year ended December 31, 2025 and December 31, 2024 was as follows:

Distributions paid from:	2025	2024

Ordinary income *	$377,674	$1,022,499

Tax-exempt income	9,379,830	6,066,224

Long-term capital gains	15,375	134,336

	$9,772,879	$7,223,059

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$301,673

Undistributed tax-exempt income	84,981

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$217,393,221	$2,017,094	$(3,724,579)	$(1,707,485)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

—	$301,673	$301,673

For the fiscal year ended December 31, 2025, the Fund did not utilize capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

11

Notes to Financial Statements (continued)

For the fiscal years ended December 31, 2025 and December 31, 2024, the capital stock transactions for the Fund were as follows:

	December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Shares sold	9,203,818	$92,427,258	9,581,383	$100,277,537

Shares issued in reinvestment of distributions	430,243	4,302,436	366,860	3,822,607

Shares redeemed	(5,766,069)	(58,043,779)	(1,663,379)	(17,427,867)

Net increase	3,867,992	$38,685,915	8,284,864	$86,672,277

h. REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2025, the market value of repurchase agreements outstanding was $2,794,000.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Fund may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the fiscal year ended December 31, 2025, the Fund entered into securities transactions on a delayed delivery or when issued basis. At December 31, 2025, there were no delayed delivery or when issued securities held by the Fund.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Fund’s subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K, who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Fund does not pay advisory fees to the Investment Manager or GW&K. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by Program Sponsors or program participants for managed account advisory services.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the average daily net assets attributable to the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended December 31, 2025, the Investment Manager reimbursed the Fund $164,084.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund does not pay administrative fees to the Investment Manager for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund may be purchased only by or on behalf of separately managed account clients

12

Notes to Financial Statements (continued)

where GW&K has an agreement with the Program Sponsor (typically, a registered investment adviser or broker-dealer), or directly with the client, to provide management or advisory services to the managed account. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Fund had no interfund loans outstanding. The Fund did not borrow during the fiscal year ended December 31, 2025.

The Fund utilized the interfund lending program during the fiscal year ended December 31, 2025 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$1,340,638	5	$955	5.200%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended December 31, 2025, were $123,874,669 and $82,034,217, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended December 31, 2025.

4. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying

Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

5. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. A portion of the Fund’s assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals) or transportation.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

13

Notes to Financial Statements (continued)

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of December 31, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Fixed Income Clearing Corp.	$2,794,000	—	$2,794,000	$2,794,000	—

8. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Fund incorporated the provisions of the ASU, and there was no material impact to the Fund’s financial statements.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds and Shareholders of AMG GW&K Municipal Enhanced SMA Shares

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG GW&K Municipal Enhanced SMA Shares (one of the funds constituting AMG Funds, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period February 28, 2023 (commencement of operations) through December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period February 28, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

15

Other Information (unaudited)

TAX INFORMATION

AMG GW&K Municipal Enhanced SMA Shares hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K Municipal Enhanced SMA Shares hereby designates $15,375 as a capital gain distribution with respect to the taxable year ended December 31, 2025, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended December 31, 2025, was $17,848, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended December 31, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

16

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG GW&K Small Cap Core Fund

Class N: GWETX | Class I: GWEIX | Class Z: GWEZX

AMG GW&K Small Cap Value Fund

Class N: SKSEX | Class I: SKSIX | Class Z: SKSZX

AMG GW&K Small/Mid Cap Core Fund

Class N: GWGVX | Class I: GWGIX | Class Z: GWGZX

wealth.amg.com	123125 AR089

AMG Funds Annual Financial Statements — December 31, 2025

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 98.7%

Consumer Discretionary - 10.9%

Asbury Automotive Group, Inc.*	26,950	$6,266,683

Boot Barn Holdings, Inc.*,[1]	38,906	6,865,742

Champion Homes, Inc.*	133,520	11,282,440

First Watch Restaurant Group, Inc.*	544,466	8,210,547

Grand Canyon Education, Inc.*	49,357	8,208,563

La-Z-Boy, Inc.	101,915	3,798,372

Oxford Industries, Inc.[1]	67,542	2,309,936

Patrick Industries, Inc.[1]	86,978	9,431,025

Revolve Group, Inc.*	107,486	3,245,002

Shake Shack, Inc., Class A*	43,366	3,520,018

Texas Roadhouse, Inc.	41,723	6,926,018

Tri Pointe Homes, Inc.*	193,157	6,078,651

Total Consumer Discretionary		76,142,997

Consumer Staples - 2.8%

Central Garden & Pet Co., Class A*	264,964	7,734,299

Utz Brands, Inc.	417,689	4,335,612

The Vita Coco Co., Inc.*	148,385	7,865,889

Total Consumer Staples		19,935,800

Energy - 4.7%

Chord Energy Corp.	54,697	5,070,412

Gulfport Energy Corp.*	30,618	6,368,238

Magnolia Oil & Gas Corp., Class A	289,271	6,332,142

Matador Resources Co.	164,262	6,971,279

Solaris Energy Infrastructure, Inc., Class A1	169,736	7,802,764

Total Energy		32,544,835

Financials - 15.8%

Ameris Bancorp	119,492	8,874,671

Cathay General Bancorp	145,329	7,032,470

Cohen & Steers, Inc.	97,552	6,124,314

Columbia Banking System, Inc.	236,140	6,600,113

FB Financial Corp.	78,486	4,379,519

Glacier Bancorp, Inc.[1]	85,199	3,753,016

Horace Mann Educators Corp.	160,046	7,390,924

Houlihan Lokey, Inc.	58,840	10,249,339

Independent Bank Corp.	81,527	5,957,993

OceanFirst Financial Corp.	309,738	5,559,797

Perella Weinberg Partners[1]	216,392	3,743,582

Seacoast Banking Corp. of Florida	297,016	9,332,243

Skyward Specialty Insurance Group, Inc.*	135,482	6,924,485

Stifel Financial Corp.	83,735	10,485,297

Texas Capital Bancshares, Inc.*	60,979	5,521,039

	Shares	Value

UMB Financial Corp.	72,176	$8,303,127

Total Financials		110,231,929

Health Care - 19.9%

Agios Pharmaceuticals, Inc.*	202,200	5,503,884

Arcutis Biotherapeutics, Inc.*	233,057	6,767,975

Artivion, Inc.*	172,646	7,874,384

AtriCure, Inc.*	211,463	8,365,476

Azenta, Inc.*,1	128,387	4,270,152

BioCryst Pharmaceuticals, Inc.*,1	708,747	5,528,227

Bridgebio Pharma, Inc.*,1	103,012	7,879,388

Crinetics Pharmaceuticals, Inc.*,1	133,037	6,192,872

Cytokinetics, Inc.*	71,784	4,561,155

Globus Medical, Inc., Class A*	130,064	11,355,888

Halozyme Therapeutics, Inc.*	107,065	7,205,475

HealthEquity, Inc.*	82,312	7,540,602

Ligand Pharmaceuticals, Inc.*	23,540	4,450,708

Medpace Holdings, Inc.*	8,194	4,602,160

NeoGenomics, Inc.*	405,737	4,771,467

Phreesia, Inc.*	295,016	4,991,671

Supernus Pharmaceuticals, Inc.*	233,039	11,582,038

Tandem Diabetes Care, Inc.*	268,142	5,893,761

Ultragenyx Pharmaceutical, Inc.*	166,630	3,832,490

US Physical Therapy, Inc.	85,911	6,708,790

Veracyte, Inc.*,1	212,574	8,949,366

Total Health Care		138,827,929

Industrials - 18.8%

AeroVironment, Inc.*,1	18,400	4,450,776

Cadre Holdings, Inc.[1]	194,463	7,941,869

CBIZ, Inc.*,1	137,861	6,955,088

CSW Industrials, Inc.[1]	29,021	8,518,534

Ducommun, Inc.*	77,043	7,329,101

Enerpac Tool Group Corp.	176,974	6,767,486

Gates Industrial Corp. PLC*	242,570	5,207,978

Hillman Solutions Corp.*	648,833	5,618,894

ITT, Inc.	64,633	11,214,472

Legence Corp., Class A*	110,457	4,754,069

Primoris Services Corp.[1]	63,487	7,881,276

RBC Bearings, Inc.*	27,372	12,274,426

Schneider National, Inc., Class B1	125,531	3,330,337

SPX Technologies, Inc.*	69,083	13,820,745

Sterling Infrastructure, Inc.*,1	36,717	11,243,847

Thermon Group Holdings, Inc.*	233,734	8,685,555

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 18.8% (continued)

UFP Industries, Inc.	56,864	$5,177,467

Total Industrials		131,171,920

Information Technology - 14.7%

Advanced Energy Industries, Inc.	55,179	11,552,827

Alkami Technology, Inc.*,1	286,285	6,604,595

Allegro MicroSystems, Inc.*	188,343	4,968,488

Appfolio, Inc., Class A*	35,316	8,216,267

Commvault Systems, Inc.*	51,514	6,457,795

Credo Technology Group Holding, Ltd.*	22,370	3,218,819

The Descartes Systems Group, Inc. (Canada)*	76,583	6,713,266

Intapp, Inc.*	215,545	9,876,272

MACOM Technology Solutions Holdings, Inc.*	95,850	16,417,188

Novanta, Inc.*	79,851	9,501,471

PAR Technology Corp.*,1	73,843	2,679,024

Semtech Corp.*	89,766	6,614,857

Viavi Solutions, Inc.*	537,601	9,580,050

Total Information Technology		102,400,919

Materials - 3.8%

Avient Corp.	261,927	8,182,599

Balchem Corp.	50,260	7,707,874

Minerals Technologies, Inc.	88,520	5,395,294

Silgan Holdings, Inc.[1]	130,926	5,285,483

Total Materials		26,571,250

Real Estate - 4.9%

Agree Realty Corp., REIT	89,111	6,418,665

Independence Realty Trust, Inc., REIT	304,557	5,323,656

National Health Investors, Inc., REIT	75,578	5,771,892

Ryman Hospitality Properties, Inc., REIT	68,648	6,495,474

STAG Industrial, Inc., REIT	273,370	10,049,081

Total Real Estate		34,058,768

	Shares	Value

Utilities - 2.4%

IDACORP, Inc.	57,040	$7,218,982

Northwestern Energy Group, Inc.	149,931	9,676,547

Total Utilities		16,895,529

Total Common Stocks (Cost $500,142,445)		688,781,876

	Principal Amount

Short-Term Investments - 1.5%

Joint Repurchase Agreements - 0.0%#,2

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $1,001 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $1,020)	$1,000	1,000

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $1,599 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 - 11/15/34, totaling $1,630)	1,598	1,598

Total Joint Repurchase Agreements		2,598

Repurchase Agreements - 1.5%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $10,610,974 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $10,821,236)	10,609,000	10,609,000

Total Short-Term Investments (Cost $10,611,598)		10,611,598

Total Investments - 100.2% (Cost $510,754,043)		699,393,474

Other Assets, less Liabilities - (0.2)%		(1,524,306)

Net Assets - 100.0%		$697,869,168

*	Non-income producing security.

#	Less than 0.01%.

[1]

Some of these securities, amounting to $102,771,010 or 14.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$688,781,876	—	—	$688,781,876

Short-Term Investments

Joint Repurchase Agreements	—	$2,598	—	2,598

Repurchase Agreements	—	10,609,000	—	10,609,000

Total Investments in Securities	$688,781,876	$10,611,598	—	$699,393,474

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 98.7%

Communication Services - 2.2%

IMAX Corp. (Canada)*,1	119,326	$4,410,289

Consumer Discretionary - 9.5%

Boot Barn Holdings, Inc.*,1	12,234	2,158,934

Camping World Holdings, Inc., Class A	129,752	1,262,487

Genius Sports, Ltd. (United Kingdom)*	292,243	3,220,518

Group 1 Automotive, Inc.	7,377	2,901,374

Patrick Industries, Inc.[1]	21,148	2,293,078

Travel + Leisure Co.	30,608	2,158,782

Tri Pointe Homes, Inc.*	110,324	3,471,896

Wolverine World Wide, Inc.	99,290	1,802,113

Total Consumer Discretionary		19,269,182

Consumer Staples - 2.4%

Central Garden & Pet Co.*	71,909	2,311,874

Central Garden & Pet Co., Class A*	17,543	512,080

United Natural Foods, Inc.*	59,935	2,018,012

Total Consumer Staples		4,841,966

Energy - 6.5%

California Resources Corp.	27,910	1,247,856

Chord Energy Corp.	16,426	1,522,690

Magnolia Oil & Gas Corp., Class A	95,860	2,098,375

Matador Resources Co.	41,086	1,743,690

Permian Resources Corp.	106,947	1,500,467

Solaris Energy Infrastructure, Inc., Class A1	111,094	5,106,991

Total Energy		13,220,069

Financials - 25.9%

Ameris Bancorp	56,437	4,191,576

Atlantic Union Bankshares Corp.	82,267	2,904,025

Bowhead Specialty Holdings, Inc.*	84,874	2,422,304

Cathay General Bancorp	53,149	2,571,880

City Holding Co.	23,590	2,811,928

Columbia Banking System, Inc.	77,668	2,170,821

Enterprise Financial Services Corp.	36,604	1,976,616

Federal Agricultural Mortgage Corp., Class C	21,677	3,805,831

First Financial Bancorp	86,365	2,160,852

Glacier Bancorp, Inc.[1]	39,645	1,746,362

Hancock Whitney Corp.	37,240	2,371,443

Horace Mann Educators Corp.	40,243	1,858,422

International Bancshares Corp.	52,868	3,512,550

OceanFirst Financial Corp.	91,278	1,638,440

Piper Sandler Cos.	9,421	3,200,408

PJT Partners, Inc., Class A	16,266	2,719,675

	Shares	Value

Seacoast Banking Corp. of Florida	56,428	$1,772,968

Skyward Specialty Insurance Group, Inc.*	43,421	2,219,247

Stifel Financial Corp.	13,483	1,688,341

UMB Financial Corp.	25,218	2,901,079

Walker & Dunlop, Inc.	34,583	2,080,168

Total Financials		52,724,936

Health Care - 12.5%

Agios Pharmaceuticals, Inc.*	76,351	2,078,274

AtriCure, Inc.*	40,730	1,611,279

Cytokinetics, Inc.*,1	23,891	1,518,034

Dynavax Technologies Corp.*,1	212,627	3,270,203

Integer Holdings Corp.*	32,717	2,565,995

Ligand Pharmaceuticals, Inc.*,1	26,838	5,074,261

NeoGenomics, Inc.*	260,570	3,064,303

OmniAb, Inc.*,2,3	10,502	0

OmniAb, Inc.*,2,3	10,502	0

Supernus Pharmaceuticals, Inc.*	91,830	4,563,951

Ultragenyx Pharmaceutical, Inc.*	71,664	1,648,272

Total Health Care		25,394,572

Industrials - 14.5%

Arcosa, Inc.	14,705	1,563,435

CBIZ, Inc.*,1	54,714	2,760,321

Ducommun, Inc.*	33,030	3,142,144

Enerpac Tool Group Corp.	57,407	2,195,244

Everus Construction Group, Inc.*	18,244	1,560,957

Gates Industrial Corp. PLC*	144,810	3,109,071

Hillman Solutions Corp.*	390,830	3,384,588

Interface, Inc.	108,297	3,023,652

Powell Industries, Inc.	9,249	2,948,396

Primoris Services Corp.[1]	16,517	2,050,420

Thermon Group Holdings, Inc.*	99,598	3,701,062

Total Industrials		29,439,290

Information Technology - 6.7%

Digi International, Inc.*,1	48,682	2,107,444

Progress Software Corp.*	49,804	2,139,580

TTM Technologies, Inc.*	80,453	5,551,257

Viavi Solutions, Inc.*	215,213	3,835,095

Total Information Technology		13,633,376

Materials - 4.2%

Constellium SE (France)*	234,210	4,414,859

Silgan Holdings, Inc.[1]	54,176	2,187,085

Worthington Steel, Inc.	57,342	1,985,180

Total Materials		8,587,124

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 9.5%

Acadia Realty Trust, REIT	105,512	$2,167,216

Armada Hoffler Properties, Inc., REIT [1]	243,933	1,614,836

Compass, Inc., Class A*	321,248	3,395,591

Independence Realty Trust, Inc., REIT [1]	204,476	3,574,241

LXP Industrial Trust, REIT	41,977	2,081,220

NETSTREIT Corp., REIT [1]	110,726	1,953,207

Piedmont Realty Trust, Inc., REIT	276,349	2,304,750

STAG Industrial, Inc., REIT [1]	60,217	2,213,577

Total Real Estate		19,304,638

Utilities - 4.8%

IDACORP, Inc.	23,699	2,999,345

MDU Resources Group, Inc.[1]	129,663	2,531,022

Northwestern Energy Group, Inc.	33,645	2,171,448

Southwest Gas Holdings, Inc.	25,882	2,071,078

Total Utilities		9,772,893

Total Common Stocks (Cost $151,774,915)		200,598,335

	Principal Amount

Short-Term Investments - 2.3%

Joint Repurchase Agreements - 1.0%[4]

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $681,149 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $694,812)	$681,000	681,000

	Principal Amount	Value

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $120,027 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 - 11/15/34, totaling $122,401)	$120,001	$120,001

State of Wisconsin Investment Board, dated 12/31/25, due 01/02/26, 3.970% total to be received $1,178,745 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 - 02/15/55, totaling $1,198,382)	1,178,485	1,178,485

Total Joint Repurchase Agreements		1,979,486

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $2,768,515 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $2,823,369)	2,768,000	2,768,000

Total Short-Term Investments (Cost $4,747,486)		4,747,486

Total Investments - 101.0% (Cost $156,522,401)		205,345,821

Other Assets, less Liabilities - (1.0)%		(2,101,948)

Net Assets - 100.0%		$203,243,873

*	Non-income producing security.

[1]

Some of these securities, amounting to $40,721,550 or 20.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At December 31, 2025, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0.0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Financials	$52,724,936	—	—	$52,724,936

Industrials	29,439,290	—	—	29,439,290

Health Care	25,394,572	—	$0	25,394,572

Real Estate	19,304,638	—	—	19,304,638

Consumer Discretionary	19,269,182	—	—	19,269,182

Information Technology	13,633,376	—	—	13,633,376

Energy	13,220,069	—	—	13,220,069

Utilities	9,772,893	—	—	9,772,893

Materials	8,587,124	—	—	8,587,124

Consumer Staples	4,841,966	—	—	4,841,966

Communication Services	4,410,289	—	—	4,410,289

Short-Term Investments

Joint Repurchase Agreements	—	$1,979,486	—	1,979,486

Repurchase Agreements	—	2,768,000	—	2,768,000

Total Investments in Securities	$200,598,335	$4,747,486	$0	$205,345,821

The Level 3 common stocks were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended December 31, 2025, the change in unrealized depreciation was $0.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 98.4%

Consumer Discretionary - 14.3%

Bright Horizons Family Solutions, Inc.*	75,570	$7,662,798

Burlington Stores, Inc.*	43,998	12,708,822

Cavco Industries, Inc.*	24,059	14,212,614

Churchill Downs, Inc.	80,846	9,198,658

Dorman Products, Inc.*	80,035	9,859,512

Gentherm, Inc.*	141,546	5,148,028

Grand Canyon Education, Inc.*	47,051	7,825,052

Group 1 Automotive, Inc.	20,370	8,011,521

Levi Strauss & Co., Class A	357,209	7,408,515

Pool Corp.	18,798	4,300,042

Texas Roadhouse, Inc.	66,789	11,086,974

Tri Pointe Homes, Inc.*	170,590	5,368,467

Total Consumer Discretionary		102,791,003

Consumer Staples - 3.6%

BJ’s Wholesale Club Holdings, Inc.*	120,231	10,824,397

The Marzetti Company	37,743	6,205,704

Performance Food Group Co.*	101,739	9,148,371

Total Consumer Staples		26,178,472

Energy - 3.0%

Antero Resources Corp.*	167,216	5,762,263

Magnolia Oil & Gas Corp., Class A	299,633	6,558,967

Matador Resources Co.	101,878	4,323,702

Ovintiv, Inc.	123,586	4,843,335

Total Energy		21,488,267

Financials - 14.7%

Assurant, Inc.	41,217	9,927,114

Atlantic Union Bankshares Corp.	241,782	8,534,905

Cullen/Frost Bankers, Inc.	61,718	7,815,350

Glacier Bancorp, Inc.[1]	145,138	6,393,329

Hamilton Lane, Inc., Class A	40,622	5,455,941

Kinsale Capital Group, Inc.[1]	20,358	7,962,421

Pinnacle Financial Partners, Inc.	55,654	5,309,948

Piper Sandler Cos.	45,738	15,537,656

Stifel Financial Corp.	84,864	10,626,670

UMB Financial Corp.	67,520	7,767,501

Voya Financial, Inc.	146,484	10,911,593

Wintrust Financial Corp.	66,061	9,236,649

Total Financials		105,479,077

Health Care - 15.2%

Azenta, Inc.*	125,369	4,169,773

Bio-Rad Laboratories, Inc., Class A*,1	26,159	7,925,916

	Shares	Value

Crinetics Pharmaceuticals, Inc.*	92,524	$4,306,992

Globus Medical, Inc., Class A*	121,430	10,602,053

Halozyme Therapeutics, Inc.*	104,937	7,062,260

Insmed, Inc.*	56,102	9,763,992

Integer Holdings Corp.*	80,765	6,334,399

Ionis Pharmaceuticals, Inc.*	82,965	6,563,361

Jazz Pharmaceuticals PLC (Ireland)*	71,441	12,144,970

Medpace Holdings, Inc.*	15,912	8,936,975

Natera, Inc.*	31,308	7,172,350

Neurocrine Biosciences, Inc.*	79,386	11,259,316

Tandem Diabetes Care, Inc.*	288,372	6,338,417

Vericel Corp.*	176,583	6,358,754

Total Health Care		108,939,528

Industrials - 24.1%

AeroVironment, Inc.*,1	17,579	4,252,184

Allegion PLC (Ireland)	34,962	5,566,650

API Group Corp.*	417,436	15,971,101

Applied Industrial Technologies, Inc.	24,181	6,208,955

Comfort Systems USA, Inc.	14,572	13,599,902

Federal Signal Corp.	89,597	9,729,338

Gates Industrial Corp. PLC*	524,511	11,261,251

ITT, Inc.	81,638	14,165,009

Lincoln Electric Holdings, Inc.	33,613	8,055,019

Moog, Inc., Class A	40,841	9,946,826

Nordson Corp.	48,811	11,735,629

Paylocity Holding Corp.*	44,044	6,716,710

Powell Industries, Inc.	33,299	10,615,055

RBC Bearings, Inc.*	31,415	14,087,429

Schneider National, Inc., Class B1	192,715	5,112,729

Simpson Manufacturing Co., Inc.	34,976	5,647,575

SiteOne Landscape Supply, Inc.*	61,363	7,643,375

SPX Technologies, Inc.*	34,314	6,864,859

Sterling Infrastructure, Inc.*	17,652	5,405,572

Total Industrials		172,585,168

Information Technology - 13.1%

Advanced Energy Industries, Inc.	62,336	13,051,288

Cognex Corp.	202,149	7,273,321

Credo Technology Group Holding, Ltd.*	29,688	4,271,806

Entegris, Inc.[1]	96,775	8,153,294

Jabil, Inc.	45,292	10,327,482

MACOM Technology Solutions Holdings, Inc.*	105,268	18,030,303

Manhattan Associates, Inc.*	25,678	4,450,254

Novanta, Inc.*	50,100	5,961,399

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 13.1% (continued)

Procore Technologies, Inc.*,1	130,099	$9,463,401

SailPoint, Inc.*,1	433,921	8,778,222

ServiceTitan, Inc., Class A*	40,959	4,362,134

Total Information Technology		94,122,904

Materials - 4.7%

Eagle Materials, Inc.	42,438	8,771,086

Element Solutions, Inc.	388,143	9,699,694

Quaker Chemical Corp.[1]	54,640	7,502,618

RPM International, Inc.	73,773	7,672,392

Total Materials		33,645,790

Real Estate - 3.4%

Agree Realty Corp., REIT	93,250	6,716,797

EastGroup Properties, Inc., REIT	35,706	6,360,667

Healthpeak Properties, Inc., REIT	264,636	4,255,347

Sun Communities, Inc., REIT	54,535	6,757,432

Total Real Estate		24,090,243

Utilities - 2.3%

IDACORP, Inc.	76,627	9,697,913

Portland General Electric Co.	134,600	6,459,454

Total Utilities		16,157,367

Total Common Stocks (Cost $535,205,104)		705,477,819

	Principal Amount	Value

Short-Term Investments - 1.4%

Joint Repurchase Agreements - 0.2%[2]

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $1,006,220 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $1,026,404)	$1,006,000	$1,006,000

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $65,607 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 - 11/15/34, totaling $66,905)	65,593	65,593

Total Joint Repurchase Agreements		1,071,593

Repurchase Agreements - 1.2%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $8,628,606 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $8,799,607)	8,627,000	8,627,000

Total Short-Term Investments (Cost $9,698,593)		9,698,593

Total Investments - 99.8% (Cost $544,903,697)		715,176,412

Other Assets, less Liabilities - 0.2%		1,783,594

Net Assets - 100.0%		$716,960,006

*	Non-income producing security.

[1]

Some of these securities, amounting to $50,340,655 or 7.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$705,477,819	—	—	$705,477,819

Short-Term Investments

Joint Repurchase Agreements	—	$1,071,593	—	1,071,593

Repurchase Agreements	—	8,627,000	—	8,627,000

Total Investments in Securities	$705,477,819	$9,698,593	—	$715,176,412

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities December 31, 2025

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Assets:

Investments at value[1] (including securities on loan valued at $102,771,010, $40,721,550, and $50,340,655, respectively)	$699,393,474	$205,345,821	$715,176,412

Cash	396	—	813

Dividend and interest receivables	531,608	182,392	372,369

Securities lending income receivable	11,263	3,550	7,507

Receivable for Fund shares sold	251,874	35,707	3,366,718

Receivable from Affiliate	—	101	—

Prepaid expenses and other assets	22,071	14,719	22,372

Total assets	700,210,686	205,582,290	718,946,191

Liabilities:

Payable upon return of securities loaned	2,598	1,979,486	1,071,593

Payable for investments purchased	1,447,530	—	—

Payable for Fund shares repurchased	228,287	93,274	276,118

Accrued expenses:

Investment advisory and management fees	442,725	124,208	404,703

Administrative fees	91,527	26,616	93,376

Distribution fees	1,584	—	10,027

Shareholder service fees	22,120	31,379	14,939

Other	105,147	83,454	115,429

Total liabilities	2,341,518	2,338,417	1,986,185

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$697,869,168	$203,243,873	$716,960,006

[1] Investments at cost	$510,754,043	$156,522,401	$544,903,697

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Net Assets Represent:

Paid-in capital	$498,792,087	$150,433,026	$539,790,443

Total distributable earnings	199,077,081	52,810,847	177,169,563

Net Assets	$697,869,168	$203,243,873	$716,960,006

Class N:

Net Assets	$7,263,815	$129,743,799	$46,178,321

Shares outstanding	227,161	4,466,827	2,411,751

Net asset value, offering and redemption price per share	$31.98	$29.05	$19.15

Class I:

Net Assets	$482,733,788	$71,348,601	$342,514,199

Shares outstanding	14,556,288	2,459,965	17,791,372

Net asset value, offering and redemption price per share	$33.16	$29.00	$19.25

Class Z:

Net Assets	$207,871,565	$2,151,473	$328,267,486

Shares outstanding	6,261,988	74,532	17,019,832

Net asset value, offering and redemption price per share	$33.20	$28.87	$19.29

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations For the fiscal year ended December 31, 2025

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Investment Income:

Dividend income	$6,473,090	$3,380,062	$6,903,078

Interest income	361,418	113,063	332,283

Securities lending income	65,610	33,283	47,704

Foreign withholding tax	—	(789)	(392)

Total investment income	6,900,118	3,525,619	7,282,673

Expenses:

Investment advisory and management fees	4,390,552	1,460,612	4,687,827

Administrative fees	940,833	312,988	1,134,152

Distribution fees - Class N	16,136	—	119,571

Shareholder servicing fees - Class N	9,682	334,891	—

Shareholder servicing fees - Class I	209,402	35,631	179,407

Professional fees	77,614	55,361	91,625

Custodian fees	71,712	38,746	71,625

Trustee fees and expenses	55,540	18,389	67,480

Registration fees	53,455	42,983	52,461

Transfer agent fees	24,456	21,226	36,679

Reports to shareholders	22,595	18,271	33,432

Interest expense	—	—	5,059

Miscellaneous	23,806	9,953	28,832

Repayment of prior reimbursements	2,389	—	2,471

Total expenses before offsets	5,898,172	2,349,051	6,510,621

Expense reimbursements	(17,958)	(100,599)	(6,555)

Expense reductions	(55,027)	(33,659)	(27,332)

Net expenses	5,825,187	2,214,793	6,476,734

Net investment income	1,074,931	1,310,826	805,939

Net Realized and Unrealized Gain:

Net realized gain on investments	64,076,141	13,727,401	29,475,971

Net change in unrealized appreciation/depreciation on investments	(21,222,291)	(10,252,675)	2,492,611

Net realized and unrealized gain	42,853,850	3,474,726	31,968,582

Net increase in net assets resulting from operations	$43,928,781	$4,785,552	$32,774,521

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets For the fiscal years ended December 31,

	AMG GW&K Small Cap Core Fund		AMG GW&K Small Cap Value Fund		AMG GW&K Small/Mid Cap Core Fund

	2025	2024	2025	2024	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$1,074,931	$1,421,940	$1,310,826	$1,821,392	$805,939	$657,038

Net realized gain on investments	64,076,141	32,729,359	13,727,401	23,122,484	29,475,971	21,191,929

Net change in unrealized appreciation/depreciation on investments	(21,222,291)	50,631,743	(10,252,675)	(653,748)	2,492,611	49,691,605

Net increase in net assets resulting from operations	43,928,781	84,783,042	4,785,552	24,290,128	32,774,521	71,540,572

Distributions to Shareholders:

Class N	(548,847)	(292,459)	(9,709,638)	(11,984,284)	(1,314,995)	(448,980)

Class I	(36,465,527)	(18,017,616)	(5,541,300)	(6,371,997)	(10,264,958)	(3,463,193)

Class Z	(15,447,860)	(8,625,956)	(176,129)	(550,626)	(9,860,406)	(3,803,117)

Total distributions to shareholders	(52,462,234)	(26,936,031)	(15,427,067)	(18,906,907)	(21,440,359)	(7,715,290)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	41,590,429	(33,750,093)	(17,785,993)	(31,310,604)	(106,871,815)	51,759,329

Total increase (decrease) in net assets	33,056,976	24,096,918	(28,427,508)	(25,927,383)	(95,537,653)	115,584,611

Net Assets:

Beginning of year	664,812,192	640,715,274	231,671,381	257,598,764	812,497,659	696,913,048

End of year	$697,869,168	$664,812,192	$203,243,873	$231,671,381	$716,960,006	$812,497,659

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$32.18	$29.42	$27.43	$33.13	$29.97

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.06)	(0.04)	0.00 [3]	(0.06)	(0.15)

Net realized and unrealized gain (loss) on investments	2.43	4.10	2.19	(5.43)	6.34

Total income (loss) from investment operations	2.37	4.06	2.19	(5.49)	6.19

Less Distributions to Shareholders from:

Net investment income	—	—	(0.03)	—	—

Net realized gain on investments	(2.57)	(1.30)	(0.17)	(0.21)	(3.03)

Total distributions to shareholders	(2.57)	(1.30)	(0.20)	(0.21)	(3.03)

Net Asset Value, End of Year	$31.98	$32.18	$29.42	$27.43	$33.13

Total Return[2,4]	7.24%	13.57%	8.02%	(16.58)%	21.01%

Ratio of net expenses to average net assets[5]	1.29%	1.30%[6]	1.30%[7]	1.29%[7]	1.30%[7]

Ratio of gross expenses to average net assets[8]	1.30%	1.30%	1.31%[7]	1.30%[7]	1.30%[7]

Ratio of net investment income (loss) to average net assets[2]	(0.19)%	(0.14)%	0.02%	(0.22)%	(0.45)%

Portfolio turnover	33%	22%	20%	25%	33%

Net assets end of year (000’s) omitted	$7,264	$6,517	$8,336	$8,533	$11,278

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$33.24	$30.30	$28.24	$34.02	$30.61

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.07	0.11	0.04	(0.03)

Net realized and unrealized gain (loss) on investments	2.51	4.24	2.25	(5.57)	6.47

Total income (loss) from investment operations	2.56	4.31	2.36	(5.53)	6.44

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.07)	(0.13)	(0.04)	—

Net realized gain on investments	(2.57)	(1.30)	(0.17)	(0.21)	(3.03)

Total distributions to shareholders	(2.64)	(1.37)	(0.30)	(0.25)	(3.03)

Net Asset Value, End of Year	$33.16	$33.24	$30.30	$28.24	$34.02

Total Return[2,4]	7.57%	13.99%	8.39%	(16.27)%	21.38%

Ratio of net expenses to average net assets[5]	0.94%	0.95%[6]	0.95%[7]	0.94%[7]	0.95%[7]

Ratio of gross expenses to average net assets[8]	0.95%	0.95%	0.96%[7]	0.95%[7]	0.95%[7]

Ratio of net investment income (loss) to average net assets[2]	0.16%	0.21%	0.37%	0.13%	(0.10)%

Portfolio turnover	33%	22%	20%	25%	33%

Net assets end of year (000’s) omitted	$482,734	$443,633	$421,136	$433,066	$546,326

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$33.26	$30.32	$28.26	$34.05	$30.61

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.07	0.08	0.12	0.05	(0.02)

Net realized and unrealized gain (loss) on investments	2.52	4.25	2.26	(5.58)	6.49

Total income (loss) from investment operations	2.59	4.33	2.38	(5.53)	6.47

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.09)	(0.15)	(0.05)	—

Net realized gain on investments	(2.57)	(1.30)	(0.17)	(0.21)	(3.03)

Total distributions to shareholders	(2.65)	(1.39)	(0.32)	(0.26)	(3.03)

Net Asset Value, End of Year	$33.20	$33.26	$30.32	$28.26	$34.05

Total Return[2,4]	7.67%	14.04%	8.44%	(16.25)%	21.48%

Ratio of net expenses to average net assets[5]	0.89%	0.90%[6]	0.90%[7]	0.89%[7]	0.90%[7]

Ratio of gross expenses to average net assets[8]	0.90%	0.90%	0.91%[7]	0.90%[7]	0.90%[7]

Ratio of net investment income (loss) to average net assets[2]	0.21%	0.26%	0.42%	0.18%	(0.05)%

Portfolio turnover	33%	22%	20%	25%	33%

Net assets end of year (000’s) omitted	$207,872	$214,662	$211,244	$218,941	$199,851

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]

Includes reduction from broker recapture amounting to 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.01% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$30.42	$29.76	$25.73	$30.90	$26.71

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.21	0.17	0.13	0.09

Net realized and unrealized gain (loss) on investments	0.78	3.07	4.31	(4.87)	8.41

Total income (loss) from investment operations	0.94	3.28	4.48	(4.74)	8.50

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.25)	(0.20)	(0.15)	(0.08)

Net realized gain on investments	(2.13)	(2.37)	(0.25)	(0.28)	(4.23)

Total distributions to shareholders	(2.31)	(2.62)	(0.45)	(0.43)	(4.31)

Net Asset Value, End of Year	$29.05	$30.42	$29.76	$25.73	$30.90

Total Return[2,3]	3.00%	10.57%	17.43%	(15.33)%	32.93%

Ratio of net expenses to average net assets[4]	1.13%	1.14%[5]	1.14%	1.13%	1.13%

Ratio of gross expenses to average net assets[6]	1.20%	1.19%	1.19%	1.18%	1.17%

Ratio of net investment income to average net assets[2]	0.56%	0.67%	0.64%	0.47%	0.28%

Portfolio turnover	36%	24%	14%	19%	41%

Net assets end of year (000’s) omitted	$129,744	$148,917	$165,040	$162,011	$223,586

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$30.38	$29.73	$25.69	$30.87	$26.79

Income (loss) from Investment Operations:

Net investment income[1,2]	0.22	0.27	0.23	0.18	0.15

Net realized and unrealized gain (loss) on investments	0.78	3.07	4.31	(4.87)	8.42

Total income (loss) from investment operations	1.00	3.34	4.54	(4.69)	8.57

Less Distributions to Shareholders from:

Net investment income	(0.25)	(0.32)	(0.25)	(0.21)	(0.26)

Net realized gain on investments	(2.13)	(2.37)	(0.25)	(0.28)	(4.23)

Total distributions to shareholders	(2.38)	(2.69)	(0.50)	(0.49)	(4.49)

Net Asset Value, End of Year	$29.00	$30.38	$29.73	$25.69	$30.87

Total Return[2,3]	3.18%	10.77%	17.73%	(15.19)%	33.17%

Ratio of net expenses to average net assets[4]	0.93%	0.94%[5]	0.94%	0.93%	0.93%

Ratio of gross expenses to average net assets[6]	1.00%	0.99%	0.99%	0.98%	0.97%

Ratio of net investment income to average net assets[2]	0.76%	0.87%	0.84%	0.67%	0.48%

Portfolio turnover	36%	24%	14%	19%	41%

Net assets end of year (000’s) omitted	$71,349	$76,171	$86,357	$81,319	$115,837

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$30.25	$29.61	$25.59	$30.76	$26.72

Income (loss) from Investment Operations:

Net investment income[1,2]	0.24	0.28	0.24	0.20	0.16

Net realized and unrealized gain (loss) on investments	0.77	3.06	4.30	(4.87)	8.41

Total income (loss) from investment operations	1.01	3.34	4.54	(4.67)	8.57

Less Distributions to Shareholders from:

Net investment income	(0.26)	(0.33)	(0.27)	(0.22)	(0.30)

Net realized gain on investments	(2.13)	(2.37)	(0.25)	(0.28)	(4.23)

Total distributions to shareholders	(2.39)	(2.70)	(0.52)	(0.50)	(4.53)

Net Asset Value, End of Year	$28.87	$30.25	$29.61	$25.59	$30.76

Total Return[2,3]	3.25%	10.84%	17.77%	(15.16)%	33.27%

Ratio of net expenses to average net assets[4]	0.88%	0.89%[5]	0.89%	0.88%	0.88%

Ratio of gross expenses to average net assets[6]	0.95%	0.94%	0.94%	0.93%	0.92%

Ratio of net investment income to average net assets[2]	0.81%	0.92%	0.89%	0.72%	0.53%

Portfolio turnover	36%	24%	14%	19%	41%

Net assets end of year (000’s) omitted	$2,151	$6,584	$6,202	$8,582	$32,710

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes reduction from broker recapture amounting to 0.02%, 0.01%, 0.01%, 0.01% and 0.02% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[5]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$18.87	$17.20	$15.02	$19.08	$16.04

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	(0.02)	(0.00)[3]	0.01	(0.06)

Net realized and unrealized gain (loss) on investments	0.86	1.85	2.18	(3.47)	4.14

Total income (loss) from investment operations	0.84	1.83	2.18	(3.46)	4.08

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.00)[3]	—

Net realized gain on investments	(0.56)	(0.16)	—	(0.60)	(1.04)

Total distributions to shareholders	(0.56)	(0.16)	—	(0.60)	(1.04)

Net Asset Value, End of Year	$19.15	$18.87	$17.20	$15.02	$19.08

Total Return[2,4]	4.39%	10.62%	14.51%	(18.15)%	25.63%

Ratio of net expenses to average net assets[5]	1.07%[6]	1.07%[6]	1.07%[7]	1.06%[7]	1.06%[7]

Ratio of gross expenses to average net assets[8]	1.07%	1.07%	1.08%[7]	1.08%[7]	1.08%[7]

Ratio of net investment income (loss) to average net assets[2]	(0.10)%	(0.12)%	(0.01)%	0.04%	(0.32)%

Portfolio turnover	28%	21%	19%	25%	19%

Net assets end of year (000’s) omitted	$46,178	$52,250	$53,076	$51,333	$70,736

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$18.96	$17.26	$15.07	$19.15	$16.06

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.01	0.03	0.04	(0.02)

Net realized and unrealized gain (loss) on investments	0.86	1.87	2.19	(3.48)	4.15

Total income (loss) from investment operations	0.88	1.88	2.22	(3.44)	4.13

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.02)	(0.03)	(0.04)	—

Net realized gain on investments	(0.56)	(0.16)	—	(0.60)	(1.04)

Total distributions to shareholders	(0.59)	(0.18)	(0.03)	(0.64)	(1.04)

Net Asset Value, End of Year	$19.25	$18.96	$17.26	$15.07	$19.15

Total Return[2,4]	4.58%	10.84%	14.76%	(18.01)%	25.91%

Ratio of net expenses to average net assets[5]	0.87%[6]	0.87%[6]	0.87%[7]	0.86%[7]	0.86%[7]

Ratio of gross expenses to average net assets[8]	0.87%	0.87%	0.88%[7]	0.88%[7]	0.88%[7]

Ratio of net investment income (loss) to average net assets[2]	0.10%	0.08%	0.19%	0.24%	(0.12)%

Portfolio turnover	28%	21%	19%	25%	19%

Net assets end of year (000’s) omitted	$342,514	$371,964	$296,659	$250,024	$293,614

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$18.99	$17.29	$15.10	$19.18	$16.07

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.02	0.04	0.05	(0.01)

Net realized and unrealized gain (loss) on investments	0.87	1.87	2.19	(3.48)	4.16

Total income (loss) from investment operations	0.90	1.89	2.23	(3.43)	4.15

Less Distributions to Shareholders from:

Net investment income	(0.04)	(0.03)	(0.04)	(0.05)	—

Net realized gain on investments	(0.56)	(0.16)	—	(0.60)	(1.04)

Total distributions to shareholders	(0.60)	(0.19)	(0.04)	(0.65)	(1.04)

Net Asset Value, End of Year	$19.29	$18.99	$17.29	$15.10	$19.18

Total Return[2,4]	4.68%	10.87%	14.78%	(17.94)%	26.02%

Ratio of net expenses to average net assets[5]	0.82%[6]	0.82%[6]	0.82%[7]	0.81%[7]	0.81%[7]

Ratio of gross expenses to average net assets[8]	0.82%	0.82%	0.83%[7]	0.83%[7]	0.83%[7]

Ratio of net investment income (loss) to average net assets[2]	0.15%	0.13%	0.24%	0.29%	(0.07)%

Portfolio turnover	28%	21%	19%	25%	19%

Net assets end of year (000’s) omitted	$328,267	$388,283	$347,178	$262,798	$198,961

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]

Includes reduction from broker recapture amounting to less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small Cap Value Fund (“Small Cap Value”) and AMG GW&K Small/Mid Cap Core Fund (“Small/Mid Cap Core”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N shares, Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the

Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

23

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the fiscal year ended December 31, 2025, the impact on the expenses and expense ratios was as follows: Small Cap Core $55,027 or 0.01%, Small Cap Value $33,659 or 0.02% and Small/Mid Cap Core $27,332 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for each Fund are primarily due to equalization utilized. Temporary differences for each Fund are due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 was as follows:

	Small Cap Core		Small Cap Value		Small/Mid Cap Core

Distributions paid from:	2025	2024	2025	2024	2025	2024

Ordinary income *	$1,136,435	$1,471,678	$2,134,355	$4,245,633	$805,939	$689,973

Long-term capital gains	51,325,799	25,464,353	13,292,712	14,661,274	20,634,420	7,025,317

	$52,462,234	$26,936,031	$15,427,067	$18,906,907	$21,440,359	$7,715,290

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Small Cap Core	Small Cap Value	Small/Mid Cap Core

Undistributed ordinary income	—	$39,768	—

Undistributed long-term capital gains	$12,327,444	4,261,285	$8,779,399

24

Notes to Financial Statements (continued)

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap Core	$512,643,837	$216,678,685	$(29,929,048)	$186,749,637

Small Cap Value	156,834,985	56,339,688	(7,828,852)	48,510,836

Small/Mid Cap Core	546,786,248	195,728,765	(27,338,601)	168,390,164

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended December 31, 2025, the Fund did not utilize capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended December 31, 2025 and December 31, 2024, the capital stock transactions by class for the Funds were as follows:

	Small Cap Core				Small Cap Value
	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	38,699	$1,286,057	16,638	$524,608	127,047	$3,635,006	207,496	$6,388,178

Shares issued in reinvestment of distributions	16,888	548,847	8,619	292,459	324,845	9,556,934	368,628	11,818,227

Shares redeemed	(30,912)	(987,640)	(106,117)	(3,377,875)	(879,767)	(26,008,360)	(1,226,513)	(37,506,926)

Net increase (decrease)	24,675	$847,264	(80,860)	$(2,560,808)	(427,875)	$(12,816,420)	(650,389)	$(19,300,521)

Class I:

Shares sold	3,407,167	$116,792,487	1,991,905	$63,599,546	84,269	$2,494,027	116,110	$3,530,881

Shares issued in reinvestment of distributions	1,014,796	34,198,622	476,984	16,713,534	182,464	5,358,977	192,660	6,167,031

Shares redeemed	(3,213,769)	(104,449,001)	(3,020,597)	(96,388,827)	(313,678)	(9,186,642)	(706,983)	(22,004,980)

Net increase (decrease)	1,208,194	$46,542,108	(551,708)	$(16,075,747)	(46,945)	$(1,333,638)	(398,213)	$(12,307,068)

Class Z:

Shares sold	455,784	$14,171,374	1,243,350	$41,111,763	3,912	$107,795	14,308	$446,714

Shares issued in reinvestment of distributions	449,555	15,167,995	239,251	8,388,123	6,026	176,129	17,277	550,626

Shares redeemed	(1,096,867)	(35,138,312)	(1,996,131)	(64,613,424)	(153,051)	(3,919,859)	(23,435)	(700,355)

Net increase (decrease)	(191,528)	$(5,798,943)	(513,530)	$(15,113,538)	(143,113)	$(3,635,935)	8,150	$296,985

25

Notes to Financial Statements (continued)

	Small/Mid Cap Core
	December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	30,358	$556,682	88,817	$1,610,150

Shares issued in reinvestment of distributions	64,587	1,253,635	21,766	428,557

Shares redeemed	(452,775)	(8,432,195)	(426,281)	(7,820,367)

Net decrease	(357,830)	$(6,621,878)	(315,698)	$(5,781,660)

Class I:

Shares sold	3,014,462	$54,623,144	6,769,243	$128,805,335

Shares issued in reinvestment of distributions	497,350	9,708,277	166,239	3,288,206

Shares redeemed	(5,343,814)	(99,237,634)	(4,495,902)	(85,071,337)

Net increase (decrease)	(1,832,002)	$(34,906,213)	2,439,580	$47,022,204

Class Z:

Shares sold	1,138,122	$21,134,780	4,324,974	$81,842,931

Shares issued in reinvestment of distributions	502,556	9,824,964	191,525	3,796,035

Shares redeemed	(5,068,742)	(96,303,468)	(4,144,594)	(75,120,181)

Net increase (decrease)	(3,428,064)	$(65,343,724)	371,905	$10,518,785

At December 31, 2025, one unaffiliated shareholder of record held 6% of the net assets of Small/Mid Cap Core. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At December 31, 2025, the market value of Repurchase Agreements outstanding for Small Cap Core, Small Cap Value and Small/Mid Cap Core was $10,611,598, $4,747,486 and $9,698,593, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended December 31, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap Core	0.70%

Small Cap Value	0.70%

Small/Mid Cap Core	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in

26

Notes to Financial Statements (continued)

connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Small Cap Value and Small/Mid Cap Core to the annual rate of 0.90%, 0.90% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the fiscal year ended December 31, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap Core	$17,958	$2,389

Small Cap Value	100,599	—

Small/Mid Cap Core	6,555	2,471

At December 31, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap Core	Small Cap Value	Small/Mid Cap Core

Less than 1 year	$44,646	$94,496	$62,502

1-2 years	25,899	108,560	30,876

2-3 years	17,958	100,599	6,555

Total	$88,503	$303,655	$99,933

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, except Small Cap Value, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s, except Small Cap Value’s, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of Small Cap Core and Small Cap Value, and for Small/Mid Cap Core Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended December 31, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap Core

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Small/Mid Cap Core

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The

27

Notes to Financial Statements (continued)

Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the fiscal year ended December 31, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Core	$1,225,291	1	$176	5.240%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small/Mid Cap Core	$8,836,925	4	$5,059	5.224%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended December 31, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap Core	$205,652,524	$217,148,167

Small Cap Value	74,043,596	106,069,663

Small/Mid Cap Core	210,842,788	328,919,020

The Funds had no purchases or sales of U.S. Government Obligations during the fiscal year ended December 31, 2025.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Core	$102,771,010	$2,598	$105,811,173	$105,813,771

Small Cap Value	40,721,550	1,979,486	39,902,476	41,881,962

Small/Mid Cap Core	50,340,655	1,071,593	51,033,867	52,105,460

The following table summarizes the securities received as collateral for securities lending at December 31, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Core	U.S. Treasury Obligations	0.000%-6.250%	01/15/26-05/15/54

Small Cap Value	U.S. Treasury Obligations	0.125%-6.250%	01/15/26-05/15/54

Small/Mid Cap Core	U.S. Treasury Obligations	0.125%-6.250%	01/15/26-05/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may

28

Notes to Financial Statements (continued)

also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because each Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Real Estate Industry Risk: Investments in the Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of December 31, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Core

Citadel Securities LLC	$1,000	—	$1,000	$1,000	—

Natwest Markets Securities, Inc.	1,598	—	1,598	1,598	—

Fixed Income Clearing Corp.	10,609,000	—	10,609,000	10,609,000	—

Total	$10,611,598	—	$10,611,598	$10,611,598	—

29

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Value

Citadel Securities LLC	$681,000	—	$681,000	$681,000	—

Natwest Markets Securities, Inc.	120,001	—	120,001	120,001	—

State of Wisconsin Investment Board	1,178,485	—	1,178,485	1,178,485	—

Fixed Income Clearing Corp.	2,768,000	—	2,768,000	2,768,000	—

Total	$4,747,486	—	$4,747,486	$4,747,486	—

Small/Mid Cap Core

Citadel Securities LLC	$1,006,000	—	$1,006,000	$1,006,000	—

Natwest Markets Securities, Inc.	65,593	—	65,593	65,593	—

Fixed Income Clearing Corp.	8,627,000	—	8,627,000	8,627,000	—

Total	$9,698,593	—	$9,698,593	$9,698,593	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Funds incorporated the provisions of the ASU, and there was no material impact to the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds and Shareholders of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund and AMG GW&K Small/Mid Cap Core Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund and AMG GW&K Small/Mid Cap Core Fund (three of the funds constituting AMG Funds) (hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

31

Other Information (unaudited)

TAX INFORMATION

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund and AMG GW&K Small/Mid Cap Core Fund each hereby designate the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund and AMG GW&K Small/Mid Cap Core Fund each hereby designates $54,823,351, $14,159,603 and $23,789,413, respectively, as a capital gain distribution with respect to the taxable year ended December 31, 2025, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended December 31, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended December 31, 2025.

Trustee fees and expenses

AMG GW&K Small Cap Core Fund	$55,540

AMG GW&K Small Cap Value Fund	18,389

AMG GW&K Small/Mid Cap Core Fund	67,480

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

32

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	123125 AR089

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG Renaissance Large Cap Growth Fund

Class N: MRLTX | Class I: MRLSX | Class Z: MRLIX

wealth.amg.com	123125 AR024

AMG Funds Annual Financial Statements — December 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal years

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	11

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	17

OTHER INFORMATION	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 98.8%

Communication Services - 8.3%

Alphabet, Inc., Class A	15,120	$4,732,561

Meta Platforms, Inc., Class A	4,278	2,823,865

Netflix, Inc.*	22,606	2,119,538

Pinterest, Inc., Class A*	57,064	1,477,387

Total Communication Services		11,153,351

Consumer Discretionary - 10.0%

Amazon.com, Inc.*	15,797	3,646,263

Lowe’s Cos., Inc.	8,162	1,968,348

O’Reilly Automotive, Inc.*	22,547	2,056,512

Tapestry, Inc.	22,940	2,931,044

Ulta Beauty, Inc.*	4,509	2,727,990

Total Consumer Discretionary		13,330,157

Financials - 12.2%

Apollo Global Management, Inc.	13,718	1,985,818

The Charles Schwab Corp.	25,561	2,553,799

Houlihan Lokey, Inc.	12,239	2,131,911

Mastercard, Inc., Class A	3,763	2,148,221

Moody’s Corp.	4,396	2,245,697

PayPal Holdings, Inc.	25,526	1,490,208

Tradeweb Markets, Inc., Class A	13,922	1,497,172

Visa, Inc., Class A	6,421	2,251,909

Total Financials		16,304,735

Health Care - 12.9%

AbbVie, Inc.	10,559	2,412,626

Amgen, Inc.	7,839	2,565,783

Boston Scientific Corp.*	23,983	2,286,779

Cardinal Health, Inc.	12,889	2,648,690

Halozyme Therapeutics, Inc.*	36,018	2,424,011

McKesson Corp.	3,053	2,504,345

Neurocrine Biosciences, Inc.*	17,241	2,445,291

Total Health Care		17,287,525

Industrials - 10.0%

Comfort Systems USA, Inc.	2,907	2,713,074

Copart, Inc.*	35,055	1,372,404

EMCOR Group, Inc.	4,199	2,568,906

Rockwell Automation, Inc.	6,616	2,574,087

Uber Technologies, Inc.*	24,514	2,003,039

WW Grainger, Inc.	2,080	2,098,824

Total Industrials		13,330,334

Information Technology - 40.0%

Adobe, Inc.*	4,459	1,560,605

	Shares	Value

Amphenol Corp., Class A	21,847	$2,952,404

Apple, Inc.	14,179	3,854,703

Applied Materials, Inc.	10,422	2,678,350

AppLovin Corp., Class A*	3,674	2,475,615

Arista Networks, Inc.*	22,576	2,958,133

Autodesk, Inc.*	7,563	2,238,724

Broadcom, Inc.	11,503	3,981,188

Cadence Design Systems, Inc.*	6,535	2,042,710

Dynatrace, Inc.*	40,901	1,772,649

Gartner, Inc.*	4,133	1,042,673

Intuit, Inc.	3,248	2,151,540

Jabil, Inc.	10,532	2,401,507

KLA Corp.	2,494	3,030,410

Lam Research Corp.	15,342	2,626,244

Microsoft Corp.	8,335	4,030,973

Motorola Solutions, Inc.	5,322	2,040,029

Nutanix, Inc., Class A*	30,638	1,583,678

Pegasystems, Inc.[1]	40,825	2,438,069

PTC, Inc.*	12,156	2,117,697

Salesforce, Inc.	6,420	1,700,722

ServiceNow, Inc.*	11,860	1,816,833

Total Information Technology		53,495,456

Materials - 1.6%

Ecolab, Inc.	8,330	2,186,792

Real Estate - 2.0%

Jones Lang LaSalle, Inc.*	8,108	2,728,099

Utilities - 1.8%

NRG Energy, Inc.	14,751	2,348,949

Total Common Stocks
(Cost $86,403,976)		132,165,398

Short-Term Investments - 1.4%

Other Investment Companies - 1.4%

Dreyfus Government Cash Management Fund,

Institutional Shares, 3.65%[2]	737,860	737,860

Dreyfus Institutional Preferred Government

Money Market Fund, Institutional Shares, 3.71%[2]	1,106,790	1,106,790

Total Short-Term Investments
(Cost $1,844,650)		1,844,650

Total Investments - 100.2%
(Cost $88,248,626)		134,010,048

Other Assets, less Liabilities - (0.2)%		(262,247)

Net Assets - 100.0%		$133,747,801

The accompanying notes are an integral part of these financial statements.

2

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Some of this security, amounting to $2,413,644 or 1.8% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$132,165,398	—	—	$132,165,398

Short-Term Investments

Other Investment Companies	1,844,650	—	—	1,844,650

Total Investments in Securities	$134,010,048	—	—	$134,010,048

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities December 31, 2025

AMG Renaissance Large Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $2,413,644)	$134,010,048

Dividend and interest receivables	32,316

Securities lending income receivable	321

Receivable for Fund shares sold	93

Receivable from Affiliate	12,534

Prepaid expenses and other assets	17,112

Total assets	134,072,424

Liabilities:

Payable for Fund shares repurchased	159,287

Accrued expenses:

Investment advisory and management fees	55,702

Administrative fees	17,305

Distribution fees	14,374

Shareholder service fees	6,471

Other	71,484

Total liabilities	324,623

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$133,747,801

[1] Investments at cost	$88,248,626

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund

Net Assets Represent:

Paid-in capital	$85,067,442

Total distributable earnings	48,680,359

Net Assets	$133,747,801

Class N:

Net Assets	$66,462,849

Shares outstanding	3,898,124

Net asset value, offering and redemption price per share	$17.05

Class I:

Net Assets	$38,852,034

Shares outstanding	2,224,423

Net asset value, offering and redemption price per share	$17.47

Class Z:

Net Assets	$28,432,918

Shares outstanding	1,668,434

Net asset value, offering and redemption price per share	$17.04

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations For the fiscal year ended December 31, 2025

AMG Renaissance Large Cap Growth Fund

Investment Income:

Dividend income	$822,766

Securities lending income	3,107

Total investment income	825,873

Expenses:

Investment advisory and management fees	656,133

Administrative fees	203,863

Distribution fees - Class N	167,188

Shareholder servicing fees - Class N	59,265

Shareholder servicing fees - Class I	28,608

Registration fees	51,312

Professional fees	44,677

Custodian fees	29,419

Reports to shareholders	23,791

Transfer agent fees	14,682

Trustee fees and expenses	12,052

Interest expense	203

Miscellaneous	7,081

Total expenses before offsets	1,298,274

Expense reimbursements	(146,015)

Expense reductions	(7,053)

Net expenses	1,145,206

Net investment loss	(319,333)

Net Realized and Unrealized Gain:

Net realized gain on investments	17,861,372

Net change in unrealized appreciation/depreciation on investments	(4,579,694)

Net realized and unrealized gain	13,281,678

Net increase in net assets resulting from operations	$12,962,345

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the fiscal years ended December 31,

	AMG Renaissance Large Cap Growth Fund

	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment loss	$(319,333)	$(110,851)

Net realized gain on investments	17,861,372	21,726,603

Net change in unrealized appreciation/depreciation on investments	(4,579,694)	4,534,531

Net increase in net assets resulting from operations	12,962,345	26,150,283

Distributions to Shareholders:

Class N	(8,965,610)	(7,945,713)

Class I	(5,037,576)	(5,124,738)

Class Z	(3,809,169)	(3,123,778)

Total distributions to shareholders	(17,812,355)	(16,194,229)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(707,254)	(4,986,263)

Total increase (decrease) in net assets	(5,557,264)	4,969,791

Net Assets:

Beginning of year	139,305,065	134,335,274

End of year	$133,747,801	$139,305,065

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$17.86	$16.61	$14.28	$18.41	$15.31

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.07)	(0.04)[3]	0.01	0.03	0.00 [4,5]

Net realized and unrealized gain (loss) on investments	1.85	3.59	3.55	(3.16)	4.57

Total income (loss) from investment operations	1.78	3.55	3.56	(3.13)	4.57

Less Distributions to Shareholders from:

Net investment income	—	—	(0.01)	(0.02)	(0.00)[4]

Net realized gain on investments	(2.59)	(2.30)	(1.22)	(0.98)	(1.47)

Total distributions to shareholders	(2.59)	(2.30)	(1.23)	(1.00)	(1.47)

Net Asset Value, End of Year	$17.05	$17.86	$16.61	$14.28	$18.41

Total Return[2,6]	10.11%	20.81%	25.04%	(17.05)%	30.02%

Ratio of net expenses to average net assets[7]	0.99%[8]	1.00%[8]	1.00%	1.00%	1.00%

Ratio of gross expenses to average net assets[9]	1.11%	1.11%	1.12%	1.15%	1.13%

Ratio of net investment income (loss) to average net assets[2]	(0.39)%	(0.23)%	0.05%	0.22%	0.00%[10]

Portfolio turnover	43%	47%	35%	28%	18%

Net assets end of year (000’s) omitted	$66,463	$67,566	$65,422	$56,264	$79,490

The accompanying notes are an integral part of these financial statements.

8

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$18.19	$16.84	$14.46	$18.63	$15.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	0.01 [3]	0.05	0.07	0.04 [5]

Net realized and unrealized gain (loss) on investments	1.89	3.64	3.60	(3.19)	4.62

Total income (loss) from investment operations	1.87	3.65	3.65	(3.12)	4.66

Less Distributions to Shareholders from:

Net investment income	—	—	(0.05)	(0.07)	(0.04)

Net realized gain on investments	(2.59)	(2.30)	(1.22)	(0.98)	(1.47)

Total distributions to shareholders	(2.59)	(2.30)	(1.27)	(1.05)	(1.51)

Net Asset Value, End of Year	$17.47	$18.19	$16.84	$14.46	$18.63

Total Return[2,6]	10.36%	21.12%	25.47%	(16.87)%	30.30%

Ratio of net expenses to average net assets[7]	0.72%[8]	0.73%[8]	0.73%	0.73%	0.75%

Ratio of gross expenses to average net assets[9]	0.84%	0.84%	0.85%	0.88%	0.88%

Ratio of net investment income (loss) to average net assets[2]	(0.12)%	0.04%	0.32%	0.48%	0.25%

Portfolio turnover	43%	47%	35%	28%	18%

Net assets end of year (000’s) omitted	$38,852	$45,046	$44,970	$25,585	$12,599

The accompanying notes are an integral part of these financial statements.

9

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$17.79	$16.50	$14.18	$18.31	$15.22

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	0.02 [3]	0.06	0.09	0.06 [5]

Net realized and unrealized gain (loss) on investments	1.85	3.57	3.54	(3.16)	4.56

Total income (loss) from investment operations	1.84	3.59	3.60	(3.07)	4.62

Less Distributions to Shareholders from:

Net investment income	—	—	(0.06)	(0.08)	(0.06)

Net realized gain on investments	(2.59)	(2.30)	(1.22)	(0.98)	(1.47)

Total distributions to shareholders	(2.59)	(2.30)	(1.28)	(1.06)	(1.53)

Net Asset Value, End of Year	$17.04	$17.79	$16.50	$14.18	$18.31

Total Return[2,6]	10.48%	21.18%	25.54%	(16.83)%	30.54%

Ratio of net expenses to average net assets[7]	0.65%[8]	0.66%[8]	0.66%	0.66%	0.66%

Ratio of gross expenses to average net assets[9]	0.77%	0.77%	0.78%	0.81%	0.79%

Ratio of net investment income (loss) to average net assets[2]	(0.05)%	0.11%	0.39%	0.55%	0.34%

Portfolio turnover	43%	47%	35%	28%	18%

Net assets end of year (000’s) omitted	$28,433	$26,693	$23,943	$21,386	$20,721

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.05), $0.00 and $0.01 for Class N, Class I and Class Z, respectively.

[4]	Less than $0.005 or $(0.005) per share.

[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.02, and $0.04 for Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[7]

Includes reduction from broker recapture amounting to 0.01% for the fiscal year ended December 31, 2025 and less than 0.01% for the fiscal years ended December 31, 2024, 2023, 2022, and 2021, respectively.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

11

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the fiscal year ended December 31, 2025, the impact on the expenses and expense ratios was $7,053 and 0.01%, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for the Fund are primarily due to equalization utilized. Temporary differences for the Fund are due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 was as follows:

Distributions paid from:	2025	2024

Ordinary income *	$2,548,453	$1,902,434

Long-term capital gains	15,263,902	14,291,795

	$17,812,355	$16,194,229

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Undistributed ordinary income	$486,159

Undistributed long-term capital gains	2,468,222

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$88,284,070	$49,712,813	$(3,986,835)	$45,725,978

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

12

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2025, the Fund did not utilize capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended December 31, 2025 and December 31, 2024, the capital stock transactions by class for the Fund were as follows:

	December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	102,657	$1,822,375	117,424	$2,149,239

Shares issued in reinvestment of distributions	468,877	7,919,337	372,999	6,960,171

Shares redeemed	(456,499)	(8,299,171)	(646,540)	(11,931,797)

Net increase (decrease)	115,035	$1,442,541	(156,117)	$(2,822,387)

Class I:

Shares sold	325,134	$6,005,568	673,549	$12,493,034

Shares issued in reinvestment of distributions	289,643	5,010,824	268,481	5,101,144

Shares redeemed	(866,932)	(15,799,303)	(1,136,595)	(20,753,906)

Net decrease	(252,155)	$(4,782,911)	(194,565)	$(3,159,728)

Class Z:

Shares sold	216,312	$3,961,031	75,845	$1,390,819

Shares issued in reinvestment of distributions	220,309	3,718,813	163,444	3,038,414

Shares redeemed	(268,451)	(5,046,728)	(190,443)	(3,433,381)

Net increase	168,170	$2,633,116	48,846	$995,852

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At December 31, 2025, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The

Renaissance Group LLC (“Renaissance”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

13

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended December 31, 2025, the Fund paid an investment management fee at the following annual rates of the Fund’s average daily net assets:

on the first $50 million	0.55%

on the next $25 million	0.50%

on the next $25 million	0.45%

on balance over $100 million	0.40%

The fee paid to Renaissance for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended December 31, 2025, the Investment Manager reimbursed the Fund $146,015, and did not recoup any previously reimbursed expenses. At December 31, 2025, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$149,132

1-2 years	145,334

2-3 years	146,015

Total	$440,481

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. From December 31, 2022 through December 31, 2026, the Investment Manager has agreed to waive a portion of shareholder servicing fees paid by Class I as necessary to ensure the fees are limited to 0.07%.

The impact on the annualized expense ratios for the fiscal year ended December 31, 2025, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.09%

Class I	0.15%	0.07%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

14

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Fund had no interfund loans outstanding. The Fund did not lend during the fiscal year ended December 31, 2025.

The Fund utilized the interfund lending program during the fiscal year ended December 31, 2025 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$1,415,752	1	$203	5.230%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended December 31, 2025, were $57,829,390 and $77,468,506, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended December 31, 2025.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2025, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,413,644	–	$2,528,565	$2,528,565

The following table summarizes the securities received as collateral for securities lending at December 31, 2025:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	1.375%-4.750%	02/15/46-11/15/55

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Renaissance’s investment techniques and risk analysis will produce the desired result.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

15

Notes to Financial Statements (continued)

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right,

in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At December 31, 2025, the Fund had no Repurchase Agreements outstanding.

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Fund incorporated the provisions of the ASU, and there was no material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds and Shareholders of AMG Renaissance Large Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG Renaissance Large Cap Growth Fund (one of the funds constituting AMG Funds, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

17

Other Information (unaudited)

TAX INFORMATION

AMG Renaissance Large Cap Growth Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Renaissance Large Cap Growth Fund hereby designates $16,447,555 as a capital gain distribution with respect to the taxable fiscal year ended December 31, 2025, or if subsequently determined to be different, the net capital gains of such year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended December 31, 2025, was $12,052, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended December 31, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

18

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

The Renaissance Group LLC

50 East RiverCenter Boulevard

Suite 1200

Covington, KY 41011

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	123125 AR024

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX | Class I: TSQIX | Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX | Class I: TQMIX | Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX | Class I: TQTIX | Class Z: TCMIX

wealth.amg.com	123125 AR012

AMG Funds Annual Financial Statements — December 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG TimesSquare Small Cap Growth Fund	2

AMG TimesSquare Mid Cap Growth Fund	5

AMG TimesSquare International Small Cap Fund	8

Statement of Assets and Liabilities	11

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	13

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	14

Detail of changes in assets for the past two fiscal years

Financial Highlights	15

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	24

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	33

OTHER INFORMATION	34

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 97.2%

Consumer Discretionary - 11.0%

Boot Barn Holdings, Inc.*,1	5,000	$882,350

Bright Horizons Family Solutions, Inc.*	7,000	709,800

Genius Sports, Ltd. (United Kingdom)*	125,000	1,377,500

Global-e Online, Ltd. (Israel)*	25,000	982,750

Ollie’s Bargain Outlet Holdings, Inc.*	12,000	1,315,320

Pursuit Attractions and Hospitality, Inc.*	45,000	1,515,600

Valvoline, Inc.*	52,190	1,516,641

Warby Parker, Inc., Class A*,1	62,995	1,372,661

Wingstop, Inc.[1]	4,100	977,809

Wyndham Hotels & Resorts, Inc.[1]	13,580	1,026,105

Total Consumer Discretionary		11,676,536

Consumer Staples - 3.2%

BJ’s Wholesale Club Holdings, Inc.*	19,890	1,790,697

The Chefs’ Warehouse, Inc.*,1	26,500	1,651,745

Total Consumer Staples		3,442,442

Energy - 3.2%

Cactus, Inc., Class A1	13,000	593,840

Excelerate Energy, Inc., Class A	39,200	1,099,560

Matador Resources Co.	18,720	794,477

Uranium Energy Corp. (Canada)*	81,000	946,080

Total Energy		3,433,957

Financials - 9.5%

Hamilton Lane, Inc., Class A	15,300	2,054,943

Neptune Insurance Holdings, Inc., Class A*	20,200	589,032

Paymentus Holdings, Inc., Class A*	35,500	1,121,445

Piper Sandler Cos.	4,500	1,528,695

PJT Partners, Inc., Class A	8,150	1,362,680

StepStone Group, Inc., Class A	17,000	1,090,890

Victory Capital Holdings, Inc., Class A1	37,960	2,394,896

Total Financials		10,142,581

Health Care - 19.5%

Abivax, S.A., ADR (France)*	5,650	761,930

Addus HomeCare Corp.*	17,500	1,879,325

Axogen, Inc.*	16,125	527,771

Ceribell, Inc.*,1	38,500	844,305

CG Oncology, Inc.*,1	20,600	855,312

Disc Medicine, Inc.*	9,200	730,572

Guardian Pharmacy Services, Inc., Class A*	50,500	1,519,545

iRhythm Technologies, Inc.*	3,000	532,320

Krystal Biotech, Inc.*,1	4,460	1,099,568

Kymera Therapeutics, Inc.*,1	9,100	708,071

	Shares	Value

Mineralys Therapeutics, Inc.*	18,190	$660,115

Mirum Pharmaceuticals, Inc.*	18,930	1,495,281

Newamsterdam Pharma Co., N.V. (Netherlands)*	39,600	1,389,168

Repligen Corp.*	10,400	1,704,144

Shoulder Innovations, Inc.*	14,030	200,629

Stevanato Group S.p.A. (Italy)	79,300	1,595,516

Tarsus Pharmaceuticals, Inc.*,1	16,000	1,310,080

Vera Therapeutics, Inc.*,1	12,200	617,808

Vericel Corp.*,1	30,500	1,098,305

Xenon Pharmaceuticals, Inc. (Canada)*	26,000	1,165,320

Total Health Care		20,695,085

Industrials - 25.6%

Applied Industrial Technologies, Inc.	5,900	1,514,943

Bloom Energy Corp., Class A*	16,200	1,407,618

Cardinal Infrastructure Group, Inc., Class A*	29,095	703,517

Casella Waste Systems, Inc., Class A*,1	28,050	2,747,217

Construction Partners, Inc., Class A*,1	12,860	1,395,953

Embraer, S.A., Sponsored ADR (Brazil)[1]	17,500	1,126,475

Esab Corp.	22,600	2,524,872

Hexcel Corp.[1]	14,500	1,071,550

ITT, Inc.	10,915	1,893,862

JBT Marel Corp.	12,300	1,853,241

Karman Holdings, Inc.*,1	17,500	1,280,475

Kratos Defense & Security Solutions, Inc.*,1	13,790	1,046,799

Legence Corp., Class A*,1	21,090	907,714

Loar Holdings, Inc.*,1	17,100	1,162,800

MYR Group, Inc.*	3,400	742,900

Parsons Corp.*,1	17,000	1,050,600

RBC Bearings, Inc.*	4,400	1,973,092

Regal Rexnord Corp.[1]	9,180	1,288,137

Sterling Infrastructure, Inc.*,1	1,940	594,086

UniFirst Corp.	4,800	925,920

Total Industrials		27,211,771

Information Technology - 24.4%

Amplitude, Inc., Class A*	125,920	1,458,154

Braze, Inc., Class A*	45,000	1,543,050

Clearwater Analytics Holdings, Inc., Class A*,1	61,000	1,471,320

Credo Technology Group Holding, Ltd.*	12,700	1,827,403

Intapp, Inc.*	30,182	1,382,939

JFrog, Ltd. *	41,000	2,560,860

Lattice Semiconductor Corp.*,1	25,000	1,839,500

MACOM Technology Solutions Holdings, Inc.*	11,500	1,969,720

Mirion Technologies, Inc.*,1	47,460	1,111,513

The accompanying notes are an integral part of these financial statements.

2

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 24.4% (continued)

Netskope, Inc., Class A*,1	49,000	$859,460

Onestream, Inc.*	50,000	919,000

Onto Innovation, Inc.*	10,600	1,673,316

Q2 Holdings, Inc.*	18,000	1,298,880

ServiceTitan, Inc., Class A*,1	14,500	1,544,250

SiTime Corp.*	5,000	1,765,950

Vertex, Inc., Class A*	38,000	758,860

Workiva, Inc.*	23,300	2,009,625

Total Information Technology		25,993,800

Materials - 0.8%

James Hardie Industries PLC (Ireland)*,1	38,090	790,368

Total Common Stocks (Cost $83,753,405)		103,386,540

	Principal Amount

Short-Term Investments - 5.2%

Joint Repurchase Agreements - 0.8%[2]

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $765,167 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $780,516)	$765,000	765,000

	Principal Amount	Value

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $50,147 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 -11/15/34, totaling $51,139)	$50,136	$50,136

Total Joint Repurchase Agreements		815,136

	Shares

Other Investment Companies - 4.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%[3]	1,898,419	1,898,419

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%[3]	2,847,628	2,847,628

Total Other Investment Companies		4,746,047

Total Short-Term Investments (Cost $5,561,183)		5,561,183

Total Investments - 102.4% (Cost $89,314,588)		108,947,723

Other Assets, less Liabilities - (2.4)%		(2,602,503)

Net Assets - 100.0%		$106,345,220

*	Non-income producing security.

[1]

Some of these securities, amounting to $30,159,008 or 28.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

3

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$103,386,540	—	—	$103,386,540

Short-Term Investments

Joint Repurchase Agreements	—	$815,136	—	815,136

Other Investment Companies	4,746,047	—	—	4,746,047

Total Investments in Securities	$108,132,587	$815,136	—	$108,947,723

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 97.9%

Communication Services - 2.3%

Pinterest, Inc., Class A*	722,200	$18,697,758

Take-Two Interactive Software, Inc.*	69,780	17,865,773

Total Communication Services		36,563,531

Consumer Discretionary - 12.1%

DoorDash, Inc., Class A*	115,650	26,192,412

Floor & Decor Holdings, Inc., Class A*,1	165,600	10,083,384

Flutter Entertainment PLC*	144,120	30,991,565

Genius Sports, Ltd. (United Kingdom)*	1,099,370	12,115,057

Norwegian Cruise Line Holdings, Ltd.*	739,490	16,505,417

O’Reilly Automotive, Inc.*	326,010	29,735,372

Ross Stores, Inc.	151,776	27,340,929

Tractor Supply Co.	543,780	27,194,438

Wyndham Hotels & Resorts, Inc.[1]	178,760	13,507,105

Total Consumer Discretionary		193,665,679

Consumer Staples - 3.3%

BJ’s Wholesale Club Holdings, Inc.*	166,592	14,998,278

Casey’s General Stores, Inc.	21,068	11,644,494

Performance Food Group Co.*	288,345	25,927,983

Total Consumer Staples		52,570,755

Energy - 4.1%

Cheniere Energy, Inc.	161,830	31,458,134

Permian Resources Corp.	801,385	11,243,431

Targa Resources Corp.	125,200	23,099,400

Total Energy		65,800,965

Financials - 7.7%

Brown & Brown, Inc.	148,003	11,795,839

Evercore, Inc., Class A	60,285	20,511,971

Interactive Brokers Group, Inc., Class A	515,606	33,158,622

Robinhood Markets, Inc., Class A*	180,880	20,457,528

TPG, Inc.	591,315	37,749,550

Total Financials		123,673,510

Health Care - 14.1%

Argenx SE, ADR (Netherlands)*	38,720	32,561,584

Cencora, Inc.	148,190	50,051,172

Encompass Health Corp.	119,450	12,678,423

IDEXX Laboratories, Inc.*	60,410	40,869,177

Insmed, Inc.*	176,067	30,642,701

Repligen Corp.*	78,120	12,800,743

Stevanato Group S.p.A. (Italy)	655,017	13,178,942

Veeva Systems, Inc., Class A*	143,585	32,052,480

Total Health Care		224,835,222

	Shares	Value

Industrials - 22.9%

AMETEK, Inc.	84,540	$17,356,907

Axon Enterprise, Inc.*	59,200	33,621,456

Carpenter Technology Corp.	103,050	32,444,262

Cintas Corp.	124,286	23,374,468

Comfort Systems USA, Inc.	18,446	17,215,467

Curtiss-Wright Corp.	57,774	31,849,073

EMCOR Group, Inc.	86,830	53,121,726

Equifax, Inc.	42,719	9,269,169

Esab Corp.	173,100	19,338,732

GFL Environmental, Inc. (Canada)	401,218	17,232,313

Karman Holdings, Inc.*,1	435,585	31,871,755

Loar Holdings, Inc.*,1	186,728	12,697,504

Paylocity Holding Corp.*	67,700	10,324,250

Regal Rexnord Corp.	126,944	17,812,782

Verisk Analytics, Inc.	127,413	28,501,014

Waste Connections, Inc. (Canada)	57,295	10,047,251

Total Industrials		366,078,129

Information Technology - 25.0%

Amphenol Corp., Class A	108,510	14,664,041

Bentley Systems, Inc., Class B1	345,148	13,172,573

Crowdstrike Holdings, Inc., Class A*	7,691	3,605,233

CyberArk Software, Ltd. (Israel)*	83,885	37,417,743

Dynatrace, Inc.*	453,365	19,648,839

Elastic, N.V.*	228,135	17,210,504

Fair Isaac Corp.*	11,779	19,913,813

HubSpot, Inc.*	75,305	30,219,897

JFrog, Ltd. *	562,414	35,128,378

Lattice Semiconductor Corp.*,1	337,350	24,822,213

Marvell Technology, Inc.	132,970	11,299,791

Monolithic Power Systems, Inc.	48,360	43,831,570

Netskope, Inc., Class A*,1	747,348	13,108,484

Nice, Ltd., Sponsored ADR (Israel)*	101,637	11,489,047

Onestream, Inc.*	577,285	10,610,498

Samsara, Inc., Class A*	481,330	17,063,149

ServiceTitan, Inc., Class A*	196,556	20,933,214

Snowflake, Inc., Class A*	74,675	16,380,708

Trimble, Inc.*	251,770	19,726,180

Tyler Technologies, Inc.*	39,960	18,139,842

Total Information Technology		398,385,717

Materials - 1.8%

James Hardie Industries PLC (Ireland)*,1	440,500	9,140,375

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 1.8% (continued)

Martin Marietta Materials, Inc.	31,570	$19,657,376

Total Materials		28,797,751

Real Estate - 2.7%

CBRE Group, Inc., Class A*	144,130	23,174,663

CoStar Group, Inc.*	288,979	19,430,948

Total Real Estate		42,605,611

Utilities - 1.9%

NRG Energy, Inc.	186,810	29,747,624

Total Common Stocks (Cost $1,160,240,405)		1,562,724,494

Exchange Traded Funds - 0.1%

TimesSquare Quality Mid Cap Growth ETF*,2 (Cost $999,750)	50,000	988,750

	Principal Amount

Short-Term Investments - 2.4%

Joint Repurchase Agreements - 0.0%#,3

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $899,197 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $917,234)	$899,000	899,000

	Principal Amount	Value

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $57,618 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 -11/15/34, totaling $58,758)	$57,606	$57,606

Total Joint Repurchase Agreements		956,606

	Shares

Other Investment Companies - 2.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%[4]	15,369,844	15,369,844

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%[4]	23,054,766	23,054,766

Total Other Investment Companies		38,424,610

Total Short-Term Investments (Cost $39,381,216)		39,381,216

Total Investments - 100.4% (Cost $1,200,621,371)		1,603,094,460

Other Assets, less Liabilities - (0.4)%		(7,025,383)

Net Assets - 100.0%		$1,596,069,077

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $78,390,793 or 4.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Affiliated issuer. See summary of affiliated investment transaction for details.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

ETF    Exchange Traded Fund

The following schedule shows the value of affiliated investments at December 31, 2025.

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends or Interest	Value

TimesSquare Quality Mid Cap Growth ETF	50,000	$999,750	—	—	$(11,000)	—	$988,750

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$1,562,724,494	—	—	$1,562,724,494

Exchange Traded Funds	988,750	—	—	988,750

Short-Term Investments

Joint Repurchase Agreements	—	$956,606	—	956,606

Other Investment Companies	38,424,610	—	—	38,424,610

Total Investments in Securities	$1,602,137,854	$956,606	—	$1,603,094,460

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 98.3%

Communication Services - 3.9%

Auto Trader Group PLC (United Kingdom)[1]	91,400	$721,088

CAR Group Ltd. (Australia)	44,864	918,872

Internet Initiative Japan, Inc. (Japan)	115,210	2,038,027

IPSOS, S.A. (France)	25,770	1,034,123

Total Communication Services		4,712,110

Consumer Discretionary - 9.9%

Arcos Dorados Holdings, Inc., Class A (Uruguay)[2]	99,920	733,413

CIE Automotive, S.A. (Spain)	46,867	1,634,241

Coats Group PLC (United Kingdom)	1,655,870	1,881,914

De’ Longhi S.p.A. (Italy)	48,520	2,065,500

Games Workshop Group PLC (United Kingdom)	3,450	877,697

JUMBO, S.A. (Greece)	39,820	1,305,621

KOMEDA Holdings Co., Ltd. (Japan)	74,850	1,450,892

Rinnai Corp. (Japan)	77,380	1,957,837

Total Consumer Discretionary		11,907,115

Consumer Staples - 5.3%

Greencore Group PLC (Ireland)	763,760	2,614,956

Sugi Holdings Co., Ltd. (Japan)	95,171	2,237,360

Viscofan, S.A. (Spain)	22,880	1,434,522

Total Consumer Staples		6,286,838

Energy - 2.9%

Pason Systems, Inc. (Canada)	66,110	577,508

Technip Energies, N.V. (France)	74,670	2,843,572

Total Energy		3,421,080

Financials - 11.6%

Alm Brand A/S (Denmark)	737,260	2,192,414

FinecoBank Banca Fineco S.p.A. (Italy)	51,823	1,342,711

Integral Corp. (Japan)	70,600	1,493,398

Nordnet AB publ (Sweden)[2]	31,477	918,174

Piraeus Bank, S.A. (Greece)	192,742	1,538,912

Rakuten Bank, Ltd. (Japan)*	38,910	1,717,834

Ringkjoebing Landbobank A/S (Denmark)	10,470	2,524,392

St James’s Place PLC (United Kingdom)	75,800	1,407,940

Steadfast Group, Ltd. (Australia)[2]	210,573	739,643

Total Financials		13,875,418

Health Care - 4.8%

Ambu A/S, Class B (Denmark)[2]	71,310	982,625

BoneSupport Holding AB (Sweden)*,1	34,850	708,639

Craneware PLC (United Kingdom)	37,400	974,710

Siegfried Holding AG (Switzerland)	19,560	1,836,134

	Shares	Value

Virbac SACA (France)	2,870	$1,203,399

Total Health Care		5,705,507

Industrials - 27.6%

Aalberts, N.V. (Netherlands)	26,360	868,902

ALS, Ltd. (Australia)	193,250	2,831,043

Arcadis, N.V. (Netherlands)[2]	28,150	1,174,233

Bodycote PLC (United Kingdom)	154,959	1,457,961

Chemring Group PLC (United Kingdom)	178,010	1,129,377

Cleanaway Waste Management, Ltd. (Australia)	510,800	880,635

Daiei Kankyo Co., Ltd. (Japan)	91,050	2,259,317

Danieli & C Officine Meccaniche S.p.A. (Italy)[2]	27,470	1,618,184

DMG Mori Co., Ltd. (Japan)	46,180	778,209

HD Hyundai Marine Solution Co., Ltd. (South Korea)	5,640	755,743

Howden Joinery Group PLC (United Kingdom)	86,313	965,975

Interpump Group S.p.A. (Italy)	47,247	2,570,091

Japan Elevator Service Holdings Co., Ltd. (Japan)	32,290	357,852

KION Group AG (Germany)	17,080	1,349,614

Konecranes Oyj (Finland)	7,990	874,949

Kraftia Corp. (Japan)	37,030	1,821,180

Maire S.p.A. (Italy)	106,100	1,611,598

Nexans, S.A. (France)	5,150	757,050

Organo Corp. (Japan)	19,510	1,615,293

RENK Group AG (Germany)	19,864	1,237,951

Rotork PLC (United Kingdom)	415,180	1,817,485

SWCC Corp. (Japan)	22,320	1,471,989

Theon International PLC (Cyprus)[2]	35,811	1,121,649

Ventia Services Group Pty, Ltd. (Australia)	439,710	1,743,505

Total Industrials		33,069,785

Information Technology - 18.1%

Accton Technology Corp. (Taiwan)	47,740	1,801,565

Alten, S.A. (France)	12,010	1,014,398

Azbil Corp. (Japan)	336,130	3,056,838

Bechtle AG (Germany)	17,100	870,975

Cellebrite DI, Ltd. (Israel)*	68,940	1,242,988

Dexerials Corp. (Japan)	109,490	1,843,728

Finatext Holdings, Ltd. (Japan)*,2	105,070	661,888

Hansen Technologies, Ltd. (Australia)	315,460	1,110,171

IONOS Group SE (Germany)*	25,520	795,876

Melexis, N.V. (Belgium)[2]	12,390	831,651

Nova, Ltd. (Israel)*	3,970	1,303,708

Rigaku Holdings Corp. (Japan)	309,360	2,420,295

Simplex Holdings, Inc. (Japan)	173,960	1,168,443

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 18.1% (continued)

Sopra Steria Group (France)	13,503	$2,444,700

Tekscend Photomask Corp. (Japan)*	56,150	1,086,150

Total Information Technology		21,653,374

Materials - 7.7%

Acerinox, S.A. (Spain)	154,620	2,288,705

Air Water, Inc. (Japan)	50,900	734,027

Imdex, Ltd. (Australia)	898,880	2,054,666

OR Royalties, Inc. (Canada)[2]	40,450	1,432,865

Sumitomo Bakelite Co., Ltd. (Japan)	83,280	2,755,461

Total Materials		9,265,724

Real Estate - 4.6%

Kasumigaseki Capital Co., Ltd. (Japan)	16,700	781,613

KDX Realty Investment Corp., REIT (Japan)	2,590	2,906,898

Merlin Properties Socimi, S.A., REIT (Spain)	122,370	1,781,523

Total Real Estate		5,470,034

Utilities - 1.9%

Nippon Gas Co., Ltd. (Japan)	121,500	2,304,175

Total Common Stocks (Cost $93,723,566)		117,671,160

	Principal Amount

Short-Term Investments - 3.0%

Joint Repurchase Agreements - 2.4%[3]

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $1,339,293 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 -11/15/55, totaling $1,366,159)	$1,339,000	1,339,000

	Principal Amount	Value

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $174,287 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 -11/15/34, totaling $177,735)	$174,250	$174,250

State of Wisconsin Investment Board, dated 12/31/25, due 01/02/26, 3.970% total to be received $1,373,439 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 -02/15/55, totaling $1,396,320)	1,373,136	1,373,136

Total Joint Repurchase Agreements		2,886,386

	Shares

Other Investment Companies - 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%[4]	287,917	287,917

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%[4]	431,875	431,875

Total Other Investment Companies		719,792

Total Short-Term Investments (Cost $3,606,178)		3,606,178

Total Investments - 101.3% (Cost $97,329,744)		121,277,338

Other Assets, less Liabilities - (1.3)%		(1,524,656)

Net Assets - 100.0%		$119,752,682

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $1,429,727 or 1.2% of net assets.

[2]

Some of these securities, amounting to $7,107,477 or 5.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$1,457,961	$31,611,824	—	$33,069,785

Information Technology	3,632,846	18,020,528	—	21,653,374

Financials	3,731,326	10,144,092	—	13,875,418

Consumer Discretionary	2,039,034	9,868,081	—	11,907,115

Materials	1,432,865	7,832,859	—	9,265,724

Consumer Staples	2,614,956	3,671,882	—	6,286,838

Health Care	—	5,705,507	—	5,705,507

Real Estate	—	5,470,034	—	5,470,034

Communication Services	—	4,712,110	—	4,712,110

Energy	577,508	2,843,572	—	3,421,080

Utilities	—	2,304,175	—	2,304,175

Short-Term Investments

Joint Repurchase Agreements	—	2,886,386	—	2,886,386

Other Investment Companies	719,792	—	—	719,792

Total Investment in Securities	$16,206,288	$105,071,050	—	$121,277,338

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities December 31, 2025

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $30,159,008, $78,390,793, and $7,107,477, respectively)	$108,947,723	$1,602,105,710	$121,277,338

Affiliated Investments at value[2]	—	988,750	—

Foreign currency[3]	—	—	1,039,478

Receivable for investments sold	422,996	—	—

Dividend and interest receivables	33,881	315,657	509,817

Securities lending income receivable	4,491	9,147	12,085

Receivable for Fund shares sold	19,309	936,323	169,615

Receivable from Affiliate	9,530	7	—

Prepaid expenses and other assets	17,266	102,013	25,637

Total assets	109,455,196	1,604,457,607	123,033,970

Liabilities:

Payable upon return of securities loaned	815,136	956,606	2,886,386

Payable for investments purchased	—	2,265,875	185,233

Payable for Fund shares repurchased	3,141	3,788,670	3,678

Due to custodian	2,134,110	—	—

Accrued expenses:

Investment advisory and management fees	70,034	921,228	86,576

Administrative fees	13,823	209,370	15,304

Shareholder service fees	3,161	80,578	2,553

Other	70,571	166,203	101,558

Total liabilities	3,109,976	8,388,530	3,281,288

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$106,345,220	$1,596,069,077	$119,752,682

[1] Investments at cost	$89,314,588	$1,199,621,621	$97,329,744

[2] Affiliated Investments at cost	—	$999,750	—

[3] Foreign currency at cost	—	—	$1,037,142

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Net Assets Represent:

Paid-in capital	$86,464,896	$1,188,854,184	$278,025,355

Total distributable earnings (accumulated losses)	19,880,324	407,214,893	(158,272,673)

Net Assets	$106,345,220	$1,596,069,077	$119,752,682

Class N:

Net Assets	$15,740,134	$310,872,374	$8,742,849

Shares outstanding	1,302,808	20,353,423	480,500

Net asset value, offering and redemption price per share	$12.08	$15.27	$18.20

Class I:

Net Assets	$8,102,985	$610,178,880	$70,665,149

Shares outstanding	619,844	36,659,835	3,874,872

Net asset value, offering and redemption price per share	$13.07	$16.64	$18.24

Class Z:

Net Assets	$82,502,101	$675,017,823	$40,344,684

Shares outstanding	6,251,858	40,222,614	2,214,673

Net asset value, offering and redemption price per share	$13.20	$16.78	$18.22

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations For the fiscal year ended December 31, 2025

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Investment Income:

Dividend income	$654,230	$9,462,810	$3,137,019

Interest income	—	203	1,224

Securities lending income	37,926	212,333	104,025

Foreign withholding tax	(1,849)	(25,401)	(313,219)

Total investment income	690,307	9,649,945	2,929,049

Expenses:

Investment advisory and management fees	849,583	10,300,595	913,141

Administrative fees	167,681	2,341,044	182,628

Shareholder servicing fees - Class N	30,211	674,218	21,233

Shareholder servicing fees - Class I	5,575	270,697	34,724

Professional fees	48,893	143,915	56,430

Registration fees	43,899	134,170	50,362

Custodian fees	35,312	127,318	88,827

Reports to shareholders	14,418	103,617	10,406

Trustee fees and expenses	9,124	138,632	10,470

Transfer agent fees	4,167	57,617	20,915

Miscellaneous	6,396	49,014	6,379

Total expenses before offsets	1,215,259	14,340,837	1,395,515

Expense reimbursements	(106,316)	—	(61,161)

Expense reductions	(39,420)	(163,258)	—

Fee waiver	—	(7)	—

Net expenses	1,069,523	14,177,572	1,334,354

Net investment income (loss)	(379,216)	(4,527,627)	1,594,695

Net Realized and Unrealized Gain:

Net realized gain on investments	9,115,152	145,722,645	19,142,220

Net realized gain on foreign currency transactions	—	—	1,345

Net change in unrealized appreciation/depreciation on investments	(1,735,531)	(10,540,853)	11,494,614

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	56,444

Net change in unrealized appreciation/depreciation on affiliated investments	—	(11,000)	—

Net realized and unrealized gain	7,379,621	135,170,792	30,694,623

Net increase in net assets resulting from operations	$7,000,405	$130,643,165	$32,289,318

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets For the fiscal years ended December 31,

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund

	2025	2024	2025	2024	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$(379,216)	$(538,583)	$(4,527,627)	$(3,520,238)	$1,594,695	$2,020,057

Net realized gain on investments	9,115,152	26,055,722	145,722,645	163,628,139	19,143,565	22,935,874

Net change in unrealized appreciation/depreciation on investments	(1,735,531)	(3,758,410)	(10,551,853)	(23,589,003)	11,551,058	(19,548,662)

Net increase in net assets resulting from operations	7,000,405	21,758,729	130,643,165	136,518,898	32,289,318	5,407,269

Distributions to Shareholders:

Class N	(981,596)	(1,162,704)	(33,969,205)	(29,843,559)	(78,651)	(208,214)

Class I	(467,387)	(675,141)	(63,362,292)	(34,579,261)	(765,701)	(2,024,097)

Class Z	(4,747,657)	(6,572,397)	(70,096,918)	(41,300,749)	(470,777)	(1,208,701)

Total distributions to shareholders	(6,196,640)	(8,410,242)	(167,428,415)	(105,723,569)	(1,315,129)	(3,441,012)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(13,653,388)	(59,506,211)	268,834,413	37,957,598	(22,862,415)	(80,805,346)

Total increase (decrease) in net assets	(12,849,623)	(46,157,724)	232,049,163	68,752,927	8,111,774	(78,839,089)

Net Assets:

Beginning of year	119,194,843	165,352,567	1,364,019,914	1,295,266,987	111,640,908	190,479,997

End of year	$106,345,220	$119,194,843	$1,596,069,077	$1,364,019,914	$119,752,682	$111,640,908

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$12.08	$11.28	$9.69	$14.09	$16.45

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.06)	(0.06)	(0.06)	(0.09)	(0.17)

Net realized and unrealized gain (loss) on investments	0.86	1.83	1.65	(3.62)	1.18

Total income (loss) from investment operations	0.80	1.77	1.59	(3.71)	1.01

Less Distributions to Shareholders from:

Net realized gain on investments	(0.80)	(0.97)	—	(0.69)	(3.37)

Net Asset Value, End of Year	$12.08	$12.08	$11.28	$9.69	$14.09

Total Return[2,3]	6.66%	15.30%	16.41%	(26.41)%	6.72%

Ratio of net expenses to average net assets[4]	1.12%	1.17%	1.17%	1.17%	1.17%[5]

Ratio of gross expenses to average net assets[6]	1.26%	1.23%	1.23%	1.20%	1.19%[5]

Ratio of net investment loss to average net assets[2]	(0.51)%	(0.52)%	(0.53)%	(0.79)%	(0.97)%

Portfolio turnover	96%	74%	63%	50%	65%

Net assets end of year (000’s) omitted	$15,740	$15,285	$12,717	$38,225	$86,941

The accompanying notes are an integral part of these financial statements.

15

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$12.99	$12.06	$10.34	$14.96	$17.25

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.05)	(0.05)	(0.08)	(0.15)

Net realized and unrealized gain (loss) on investments	0.93	1.95	1.77	(3.85)	1.23

Total income (loss) from investment operations	0.88	1.90	1.72	(3.93)	1.08

Less Distributions to Shareholders from:

Net realized gain on investments	(0.80)	(0.97)	—	(0.69)	(3.37)

Net Asset Value, End of Year	$13.07	$12.99	$12.06	$10.34	$14.96

Total Return[2,3]	6.73%	15.48%	16.64%	(26.34)%	6.81%

Ratio of net expenses to average net assets[4]	0.98%	1.03%	1.05%	1.05%	1.05%[5]

Ratio of gross expenses to average net assets[6]	1.12%	1.09%	1.11%	1.08%	1.07%[5]

Ratio of net investment loss to average net assets[2]	(0.37)%	(0.38)%	(0.41)%	(0.67)%	(0.85)%

Portfolio turnover	96%	74%	63%	50%	65%

Net assets end of year (000’s) omitted	$8,103	$9,645	$9,564	$9,185	$12,380

The accompanying notes are an integral part of these financial statements.

16

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$13.09	$12.14	$10.40	$15.03	$17.30

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.04)	(0.04)	(0.07)	(0.14)

Net realized and unrealized gain (loss) on investments	0.95	1.96	1.78	(3.87)	1.24

Total income (loss) from investment operations	0.91	1.92	1.74	(3.94)	1.10

Less Distributions to Shareholders from:

Net realized gain on investments	(0.80)	(0.97)	—	(0.69)	(3.37)

Net Asset Value, End of Year	$13.20	$13.09	$12.14	$10.40	$15.03

Total Return[2,3]	6.91%	15.53%	16.73%	(26.29)%	6.91%

Ratio of net expenses to average net assets[4]	0.92%	0.97%	0.97%	0.97%	0.97%[5]

Ratio of gross expenses to average net assets[6]	1.06%	1.03%	1.03%	1.00%	0.99%[5]

Ratio of net investment loss to average net assets[2]	(0.31)%	(0.32)%	(0.33)%	(0.59)%	(0.77)%

Portfolio turnover	96%	74%	63%	50%	65%

Net assets end of year (000’s) omitted	$82,502	$94,265	$143,072	$181,238	$312,604

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]	Includes reduction from broker recapture amounting to 0.04%, 0.01%, 0.02%, 0.02% and 0.02% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[5]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

17

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$15.73	$15.41	$12.88	$17.24	$19.66

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.07)	(0.06)	(0.06)	(0.06)	(0.10)[3]

Net realized and unrealized gain (loss) on investments	1.47	1.76	3.25	(3.79)	3.11

Total income (loss) from investment operations	1.40	1.70	3.19	(3.85)	3.01

Less Distributions to Shareholders from:

Net realized gain on investments	(1.86)	(1.38)	(0.66)	(0.51)	(5.43)

Net Asset Value, End of Year	$15.27	$15.73	$15.41	$12.88	$17.24

Total Return[2,4]	8.77%	10.57%	24.82%	(22.39)%	15.92%

Ratio of net expenses to average net assets[5]	1.05%	1.11%[6]	1.18%	1.17%	1.17%

Ratio of gross expenses to average net assets[7]	1.06%	1.12%	1.19%	1.18%	1.18%

Ratio of net investment loss to average net assets[2]	(0.43)%	(0.38)%	(0.39)%	(0.45)%	(0.46)%

Portfolio turnover	50%	48%	39%	44%	53%

Net assets end of year (000’s) omitted	$310,872	$362,298	$411,238	$368,938	$535,289

The accompanying notes are an integral part of these financial statements.

18

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$16.96	$16.50	$13.73	$18.31	$20.58

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.05)	(0.04)	(0.04)	(0.04)	(0.07)[3]

Net realized and unrealized gain (loss) on investments	1.59	1.88	3.47	(4.03)	3.25

Total income (loss) from investment operations	1.54	1.84	3.43	(4.07)	3.18

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	(0.02)

Net realized gain on investments	(1.86)	(1.38)	(0.66)	(0.51)	(5.43)

Total distributions to shareholders	(1.86)	(1.38)	(0.66)	(0.51)	(5.45)

Net Asset Value, End of Year	$16.64	$16.96	$16.50	$13.73	$18.31

Total Return[2,4]	8.96%	10.72%	24.94%	(22.23)%	16.04%

Ratio of net expenses to average net assets[5]	0.90%	0.96%[6]	1.03%	1.02%	1.02%

Ratio of gross expenses to average net assets[7]	0.91%	0.97%	1.04%	1.03%	1.03%

Ratio of net investment loss to average net assets[2]	(0.28)%	(0.23)%	(0.24)%	(0.30)%	(0.31)%

Portfolio turnover	50%	48%	39%	44%	53%

Net assets end of year (000’s) omitted	$610,179	$452,566	$401,601	$339,100	$431,797

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$17.08	$16.60	$13.81	$18.39	$20.65

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.03)	(0.03)	(0.04)	(0.06)[3]

Net realized and unrealized gain (loss) on investments	1.60	1.89	3.48	(4.03)	3.27

Total income (loss) from investment operations	1.56	1.86	3.45	(4.07)	3.21

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	(0.04)

Net realized gain on investments	(1.86)	(1.38)	(0.66)	(0.51)	(5.43)

Total distributions to shareholders	(1.86)	(1.38)	(0.66)	(0.51)	(5.47)

Net Asset Value, End of Year	$16.78	$17.08	$16.60	$13.81	$18.39

Total Return[2,4]	9.01%	10.78%	25.03%	(22.18)%	16.10%

Ratio of net expenses to average net assets[5]	0.85%	0.91%[6]	0.98%	0.97%	0.97%

Ratio of gross expenses to average net assets[7]	0.86%	0.92%	0.99%	0.98%	0.98%

Ratio of net investment loss to average net assets[2]	(0.23)%	(0.18)%	(0.19)%	(0.25)%	(0.26)%

Portfolio turnover	50%	48%	39%	44%	53%

Net assets end of year (000’s) omitted	$675,018	$549,156	$482,428	$414,298	$810,210

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), $(0.13) and $(0.12) for Class N, Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Includes reduction from broker recapture amounting to 0.01% for each fiscal year ended December 31, 2025, 2024, 2023, 2022 and 2021.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

20

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.09	$14.27	$13.21	$18.49	$18.44

Income (loss) from Investment Operations:

Net investment income[1,2]	0.19	0.17	0.14	0.19 [3]	0.09

Net realized and unrealized gain (loss) on investments	4.08	0.05	1.16	(5.36)	0.14

Total income (loss) from investment operations	4.27	0.22	1.30	(5.17)	0.23

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.40)	(0.24)	(0.11)	(0.18)

Net Asset Value, End of Year	$18.20	$14.09	$14.27	$13.21	$18.49

Total Return[2,4]	30.35%	1.45%	9.92%	(27.97)%	1.25%

Ratio of net expenses to average net assets	1.30%	1.31%[5]	1.27%[5]	1.25%	1.22%

Ratio of gross expenses to average net assets[6]	1.35%	1.37%	1.27%	1.25%	1.22%

Ratio of net investment income to average net assets[2]	1.11%	1.13%	1.04%	1.33%	0.47%

Portfolio turnover	60%	71%	69%	71%	73%

Net assets end of year (000’s) omitted	$8,743	$7,428	$9,101	$10,977	$21,202

The accompanying notes are an integral part of these financial statements.

21

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.12	$14.30	$13.23	$18.52	$18.49

Income (loss) from Investment Operations:

Net investment income[1,2]	0.22	0.20	0.17	0.21 [3]	0.12

Net realized and unrealized gain (loss) on investments	4.10	0.05	1.16	(5.37)	0.13

Total income (loss) from investment operations	4.32	0.25	1.33	(5.16)	0.25

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.43)	(0.26)	(0.13)	(0.22)

Net Asset Value, End of Year	$18.24	$14.12	$14.30	$13.23	$18.52

Total Return[2,4]	30.60%	1.65%	10.11%	(27.84)%	1.36%

Ratio of net expenses to average net assets	1.10%	1.12%[5]	1.11%[5]	1.10%	1.07%

Ratio of gross expenses to average net assets[6]	1.15%	1.18%	1.11%	1.10%	1.07%

Ratio of net investment income to average net assets[2]	1.31%	1.32%	1.20%	1.48%	0.62%

Portfolio turnover	60%	71%	69%	71%	73%

Net assets end of year (000’s) omitted	$70,665	$67,680	$96,333	$260,896	$614,652

The accompanying notes are an integral part of these financial statements.

22

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.10	$14.29	$13.23	$18.53	$18.50

Income (loss) from Investment Operations:

Net investment income[1,2]	0.23	0.21	0.18	0.22 [3]	0.14

Net realized and unrealized gain (loss) on investments	4.10	0.04	1.16	(5.37)	0.12

Total income (loss) from investment operations	4.33	0.25	1.34	(5.15)	0.26

Less Distributions to Shareholders from:

Net investment income	(0.21)	(0.44)	(0.28)	(0.15)	(0.23)

Net Asset Value, End of Year	$18.22	$14.10	$14.29	$13.23	$18.53

Total Return[2,4]	30.71%	1.65%	10.22%	(27.78)%	1.47%

Ratio of net expenses to average net assets	1.05%	1.06%[5]	1.02%[5]	1.00%	0.97%

Ratio of gross expenses to average net assets[6]	1.10%	1.12%	1.02%	1.00%	0.97%

Ratio of net investment income to average net assets[2]	1.36%	1.38%	1.29%	1.58%	0.72%

Portfolio turnover	60%	71%	69%	71%	73%

Net assets end of year (000’s) omitted	$40,345	$36,533	$85,045	$166,307	$396,236

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, $0.17 and $0.18 for Class N, Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Includes interest expense of 0.01% and 0.02% for the fiscal years ended December 31, 2024 and 2023, respectively, related to participation in the interfund lending program.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”) and AMG TimesSquare International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities and exchange-traded funds traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the

Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

24

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the fiscal year ended December 31, 2025, the impact on the expenses and expense ratios, if any, was as follows: Small Cap - $39,420 or 0.04% and Mid Cap - $163,258 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for Mid Cap are primarily due to equalization utilized; Small Cap permanent differences are primarily due to equalization utilized, mark-to-market on passive foreign investment companies and a net operating loss; and International Small Cap had no permanent differences. Temporary differences for Small Cap are primarily due to mark-to-market on passive foreign investment companies; while temporary differences for International Small Cap are primarily due to mark-to-market on passive foreign investment companies, late-year ordinary loss deferral, and open foreign exchange contracts. In addition, each Fund has temporary differences due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 was as follows:

	Small Cap		Mid Cap		International Small Cap

Distributions paid from:	2025	2024	2025	2024	2025	2024

Ordinary income *	—	$777,926	$4,213,908	—	$1,315,129	$3,441,012

Long-term capital gains	$6,196,640	7,632,316	163,214,507	$105,723,569	—	—

	$6,196,640	$8,410,242	$167,428,415	$105,723,569	$1,315,129	$3,441,012

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

25

Notes to Financial Statements (continued)

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Small Cap	Mid Cap	International Small Cap

Capital loss carryforward	—	—	$178,982,537

Undistributed ordinary income	—	$6,443,363	—

Undistributed long-term capital gains	$2,078,874	5,414,171	—

Late-year ordinary loss deferral	—	—	63,573

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap	$91,146,273	$22,183,065	$(4,381,615)	$17,801,450

Mid Cap	1,207,737,101	456,134,838	(60,777,479)	395,357,359

International Small Cap	100,518,257	27,683,622	(6,924,541)	20,759,081

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

International Small Cap	$144,772,342	$34,210,195	$178,982,537

As of December 31, 2025, Small Cap and Mid Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended December 31, 2025, the following Fund utilized capital loss carryovers in the amount of:

Fund	Short-Term	Long-Term

International Small Cap	$5,096,495	$12,758,944

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the fiscal year ended December 31, 2024, Small Cap transferred securities and cash to certain shareholders in connection with redemption in-kind transactions in the amount of $34,467,957. For the purposes of U.S. GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

26

Notes to Financial Statements (continued)

For the fiscal years ended December 31, 2025 and December 31, 2024, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Mid Cap
	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	86,868	$1,052,826	241,369	$2,825,853	1,881,511	$31,967,063	1,341,057	$21,866,294

Shares issued in reinvestment of distributions	80,774	981,406	92,627	1,162,472	2,202,141	33,934,985	1,797,200	29,815,553

Shares redeemed	(130,644)	(1,551,015)	(195,399)	(2,337,410)	(6,766,850)	(113,392,447)	(6,789,004)	(112,406,645)

Net increase (decrease)	36,998	$483,217	138,597	$1,650,915	(2,683,198)	$(47,490,399)	(3,650,747)	$(60,724,798)

Class I:
Shares sold	20,332	$264,861	60,366	$796,716	14,415,771	$258,520,796	5,148,231	$90,866,781
Shares issued in reinvestment of distributions	35,570	467,387	50,048	675,141	3,627,616	60,907,678	1,869,218	33,440,315
Shares redeemed	(178,702)	(2,335,986)	(161,036)	(2,021,363)	(8,065,844)	(143,261,694)	(4,672,713)	(82,737,646)

Net increase (decrease)	(122,800)	$(1,603,738)	(50,622)	$(549,506)	9,977,543	$176,166,780	2,344,736	$41,569,450

Class Z:

Shares sold	412,998	$5,227,201	731,157	$9,534,917	16,792,810	$302,577,687	6,396,669	$116,111,903

Shares issued in reinvestment of distributions	356,193	4,726,676	482,119	6,561,643	3,960,014	67,043,043	2,202,025	39,658,473

Shares redeemed	(1,716,249)	(22,486,744)	(5,798,481)	(76,704,180)[1]	(12,683,514)	(229,462,698)	(5,507,425)	(98,657,430)

Net increase (decrease)	(947,058)	$(12,532,867)	(4,585,205)	$(60,607,620)	8,069,310	$140,158,032	3,091,269	$57,112,946

[1]	Includes redemption in-kind in the amount of $34,467,957.

		International Small Cap
	December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount

Class N:

Shares sold	108,826	$1,850,150	23,255	$346,984

Shares issued in reinvestment of distributions	4,348	78,651	14,399	208,214

Shares redeemed	(159,899)	(2,674,196)	(148,297)	(2,188,013)

Net decrease	(46,725)	$(745,395)	(110,643)	$(1,632,815)

Class I:

Shares sold	428,914	$7,106,473	472,966	$7,034,604

Shares issued in reinvestment of distributions	41,154	745,707	136,367	1,975,959

Shares redeemed	(1,388,596)	(23,448,947)	(2,552,720)	(38,540,469)

Net decrease	(918,528)	$(15,596,767)	(1,943,387)	$(29,529,906)

Class Z:

Shares sold	98,406	$1,619,712	378,578	$5,587,460

Shares issued in reinvestment of distributions	25,995	470,776	83,474	1,208,695

Shares redeemed	(499,880)	(8,610,741)	(3,823,666)	(56,438,780)

Net decrease	(375,479)	$(6,520,253)	(3,361,614)	$(49,642,625)

At December 31, 2025, one unaffiliated shareholder of record held 7% of the net assets of Small Cap. Transactions by this shareholder may have a material impact on Small Cap.

27

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At December 31, 2025, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap and International Small Cap was $815,136, $956,606 and $2,886,386, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended December 31, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap	0.76%[1]

Mid Cap	0.66%[2]

International Small Cap	0.75%

[1]	The Board approved a reduction in the management fee rate from 0.79% to 0.76%, effective July 1, 2024.

[2]	The Board approved a reduction in the management fee rate from 0.79% to 0.66%, effective July 1, 2024.

The fee paid to TimesSquare for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap and International Small Cap to the annual rate of 0.96%, 1.13% and 1.05%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

28

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap	$106,316	—

Mid Cap	—	—

International Small Cap	61,161	—

At December 31, 2025, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	International Small Cap

Less than 1 year	$76,751	—

1-2 years	85,221	$89,606

2-3 years	106,316	61,161

Total	$268,288	$150,767

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

TimesSquare has agreed to waive a portion of the subadvisory fee payable by the Investment Manager in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the “ETF”) that is attributable to Mid Cap’s assets invested in the ETF (the “Fee Waiver Amount”) and the Investment Manager has agreed to waive a portion of its management fee payable by Mid Cap equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with Mid Cap’s expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the

Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended December 31, 2025, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap

Class N	0.20%	0.20%

Class I	0.10%	0.06%

Mid Cap

Class N	0.20%	0.20%

Class I	0.05%	0.05%

International Small Cap

Class N	0.25%	0.25%

Class I	0.10%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Funds had no interfund loans outstanding. The Funds did not borrow during the fiscal year ended December 31, 2025.

The following Funds utilized the interfund lending program during the fiscal year ended December 31, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Mid Cap	$1,415,752	1	$203	5.230%

International Small Cap	2,138,285	4	1,224	5.225%

29

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and

U.S. Government Obligations) for the fiscal year ended December 31, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$103,045,954	$120,637,539

Mid Cap	835,978,994	752,032,722

International Small Cap	70,439,351	90,192,973

The Funds had no purchases or sales of U.S. Government Obligations during the fiscal year ended December 31, 2025.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2025, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$30,159,008	$815,136	$30,268,887	$31,084,023

Mid Cap	78,390,793	956,606	80,484,203	81,440,809

International Small Cap	7,107,477	2,886,386	4,659,546	7,545,932

The following table summarizes the securities received as collateral for securities lending at December 31, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Government Agency Obligations	1.500%-7.000%	11/01/29-11/01/55

	U.S. Treasury Obligations	0.000%-6.250%	01/15/26-05/15/55

Mid Cap	U.S. Treasury Obligations	0.000%-6.250%	01/15/26-05/15/54

International Small Cap	U.S. Treasury Obligations	0.000%-6.000%	01/15/26-02/15/55

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that TimesSquare’s investment techniques and risk analysis will produce the desired result.

30

Notes to Financial Statements (continued)

Small- and Mid- Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in Japan: Certain Funds are highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. The Japanese economy, at times, has been impacted by government regulation, intervention, and protectionism; cross-ownership among major corporations; an aging demographic; and a declining population. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of December 31, 2025:

31

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Citadel Securities LLC	$765,000	—	$765,000	$765,000	—

Natwest Markets Securities, Inc.	50,136	—	50,136	50,136	—

Total	$815,136	—	$815,136	$815,136	—

Mid Cap

Citadel Securities LLC	$899,000	—	$899,000	$899,000	—

Natwest Markets Securities, Inc.	57,606	—	57,606	57,606	—

Total	$956,606	—	$956,606	$956,606	—

International Small Cap

Citadel Securities LLC	$1,339,000	—	$1,339,000	$1,339,000	—

Natwest Markets Securities, Inc.	174,250	—	174,250	174,250	—

State of Wisconsin Investment Board	1,373,136	—	1,373,136	1,373,136	—

Total	$2,886,386	—	$2,886,386	$2,886,386	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Funds incorporated the provisions of the ASU, and there was no material impact to the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds and Shareholders of AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund (three of the funds constituting AMG Funds) (hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

33

Other Information (unaudited)

TAX INFORMATION

AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

In accordance with federal tax law, the following Funds elect to provide foreign taxes paid and the income sourced from foreign countries. Accordingly, each Fund hereby makes the following designations regarding its taxable period ended December 31, 2025:

AMG TimesSquare International Small Cap Fund

▶The total amount of taxes paid and income sourced from foreign countries was $308,879 and $2,938,698, respectively.

Pursuant to section 852 of the Internal Revenue Code, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund each hereby designates $6,983,844, $179,556,194 and $0, respectively, as a capital gain distribution with respect to the taxable period ended December 31, 2025, or, if subsequently determined to be different, the net capital gains of such period.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended December 31, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended December 31, 2025.

Trustee fees and expenses

AMG TimesSquare Small Cap Growth Fund	$9,124

AMG TimesSquare Mid Cap Growth Fund	138,632

AMG TimesSquare International Small Cap Fund	10,470

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

34

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

75 Rockefeller Plaza

30th Floor

New York, NY 10019

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	123125 AR012

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG Yacktman Fund
Class I: YACKX

AMG Yacktman Focused Fund
Class N: YAFFX | Class I: YAFIX

AMG Yacktman Global Fund
Class N: YFSNX | Class I: YFSIX

AMG Yacktman Special Opportunities Fund
Class I: YASSX | Class Z: YASLX

wealth.amg.com	123125 AR071

AMG Funds Annual Financial Statements — December 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG Yacktman Fund	2

AMG Yacktman Focused Fund	5

AMG Yacktman Global Fund	8

AMG Yacktman Special Opportunities Fund	11

Statement of Assets and Liabilities	13

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	15

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	16

Detail of changes in assets for the past two fiscal years

Financial Highlights	18

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	25

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	35

OTHER INFORMATION	36

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Yacktman Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 79.7%

Communication Services - 19.3%

Alphabet, Inc., Class C	740,000	$232,212,000

Bolloré SE (France)	88,500,000	497,373,459

Comcast Corp., Class A	1,100,000	32,879,000

Fox Corp., Class A1	1,100,000	80,377,000

Fox Corp., Class B	3,100,000	201,283,000

News Corp., Class A	4,800,000	125,376,000

The Walt Disney Co.	900,000	102,393,000

Warner Bros Discovery, Inc.*	1,000,000	28,820,000

Total Communication Services		1,300,713,459

Consumer Discretionary - 5.1%

eBay, Inc.	1,000,000	87,100,000

Hyundai Mobis Co., Ltd. (South Korea)	980,000	254,291,756

Total Consumer Discretionary		341,391,756

Consumer Staples - 13.4%

The Coca-Cola Co.	1,300,000	90,883,000

Colgate-Palmolive Co.	700,000	55,314,000

Darling Ingredients, Inc.*	1,005,000	36,180,000

Ingredion, Inc.	900,000	99,234,000

Kenvue, Inc.	5,000,000	86,250,000

KT&G Corp. (South Korea)	390,930	38,562,461

PepsiCo, Inc.	1,200,000	172,224,000

The Procter & Gamble Co.	1,230,000	176,271,300

Sysco Corp.	900,000	66,321,000

Tyson Foods, Inc., Class A	1,400,000	82,068,000

Total Consumer Staples		903,307,761

Energy - 9.1%

Canadian Natural Resources, Ltd. (Canada)[1]	9,600,000	324,960,000

ConocoPhillips	1,050,000	98,290,500

Diamondback Energy, Inc.	700,000	105,231,000

EOG Resources, Inc.	800,000	84,008,000

Total Energy		612,489,500

Financials - 7.0%

The Bank of New York Mellon Corp.	200,000	23,218,000

Berkshire Hathaway, Inc., Class B*	220,000	110,583,000

The Charles Schwab Corp.	2,500,000	249,775,000

State Street Corp.	700,000	90,307,000

Total Financials		473,883,000

Health Care - 4.7%

Elevance Health, Inc.	290,000	101,659,500

Embecta Corp.	1,750,000	20,790,000

Johnson & Johnson	767,682	158,871,790

	Shares	Value

UnitedHealth Group, Inc.	120,000	$39,613,200

Total Health Care		320,934,490

Industrials - 9.9%

Armstrong World Industries, Inc.	600,000	114,660,000

Brenntag SE (Germany)	500,000	29,022,050

GrafTech International, Ltd.*	700,000	10,857,000

L3Harris Technologies, Inc.	270,000	79,263,900

Lockheed Martin Corp.	140,000	67,713,800

Northrop Grumman Corp.	130,000	74,127,300

Samsung C&T Corp. (South Korea)	839,295	139,401,217

U-Haul Holding Co.*,1	300,000	15,123,000

U-Haul Holding Co., Non-Voting Shares	2,950,000	137,883,000

Total Industrials		668,051,267

Information Technology - 6.5%

Cognizant Technology Solutions Corp., Class A	1,900,000	157,700,000

Microsoft Corp.	580,000	280,499,600

Total Information Technology		438,199,600

Materials - 2.8%

Olin Corp.	2,205,000	45,930,150

Reliance, Inc.	500,000	144,435,000

Total Materials		190,365,150

Utilities - 1.9%

Talen Energy Corp.*	350,000	131,194,000

Total Common Stocks (Cost $3,058,465,486)		5,380,529,983

	Principal Amount

Corporate Bonds and Notes - 0.0%#

Industrials - 0.0%#

GrafTech Finance, Inc. 4.625%, 12/23/29[2] (Cost $646,354)	$800,000	594,000

	Shares

Preferred Stocks - 11.1%

Consumer Discretionary - 2.0%

Hyundai Motor Co., 5.74% (South Korea)	400,000	59,093,914

Hyundai Motor Co., 5.92% (South Korea)	510,000	73,088,985

Total Consumer Discretionary		132,182,899

Information Technology - 9.1%

Samsung Electronics Co., Ltd., 1.42% (South Korea)	9,900,000	614,501,077

Total Preferred Stocks (Cost $271,423,654)		746,683,976

The accompanying notes are an integral part of these financial statements.

2

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 8.4%

Joint Repurchase Agreements - 0.0%#,3

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $459,100 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $468,310)	$459,000	$459,000

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $30,378 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 -11/15/34, totaling $30,979)	30,372	30,372

Total Joint Repurchase Agreements		489,372

U.S. Government Obligations - 4.0%

U.S. Treasury Bills, 3.571%, 10/01/264	68,000,000	66,268,199

U.S. Treasury Bills, 4.014%, 03/19/264	68,000,000	67,493,732

U.S. Treasury Bills, 4.037%, 06/11/264	67,000,000	65,963,535

U.S. Treasury Bills, 4.158%, 01/22/264	74,000,000	73,853,919

Total U.S. Government Obligations		273,579,385

	Principal Amount	Value

Repurchase Agreements - 2.3%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $152,133,308 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $155,147,201)	$152,105,000	$152,105,000

	Shares

Other Investment Companies - 2.1%

JPMorgan U.S. Government Money Market Fund, IM Shares, 3.66%[5]	141,669,208	$141,669,208

Total Short-Term Investments (Cost $567,590,826)		567,842,965

Total Investments - 99.2% (Cost $3,898,126,320)		6,695,650,924

Other Assets, less Liabilities - 0.8%		55,175,331

Net Assets - 100.0%		$6,750,826,255

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $114,702,868 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of this security amounted to $594,000 or less than 0.05% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Represents yield to maturity at December 31, 2025.

[5]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

3

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Communication Services	$803,340,000	$497,373,459	—	$1,300,713,459

Consumer Staples	903,307,761	—	—	903,307,761

Industrials	499,628,000	168,423,267	—	668,051,267

Energy	612,489,500	—	—	612,489,500

Financials	473,883,000	—	—	473,883,000

Information Technology	438,199,600	—	—	438,199,600

Consumer Discretionary	87,100,000	254,291,756	—	341,391,756

Health Care	320,934,490	—	—	320,934,490

Materials	190,365,150	—	—	190,365,150

Utilities	131,194,000	—	—	131,194,000

Corporate Bonds and Notes†	—	594,000	—	594,000

Preferred Stocks†	—	746,683,976	—	746,683,976

Short-Term Investments

Joint Repurchase Agreements	—	489,372	—	489,372

U.S. Government Obligations	—	273,579,385	—	273,579,385

Repurchase Agreements	—	152,105,000	—	152,105,000

Other Investment Companies	141,669,208	—	—	141,669,208

Total Investments in Securities	$4,602,110,709	$2,093,540,215	—	$6,695,650,924

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG Yacktman Focused Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 67.7%

Communication Services - 16.5%

Alphabet, Inc., Class C	150,000	$47,070,000

Bolloré SE (France)	41,000,000	230,421,603

Fox Corp., Class B	1,400,000	90,902,000

News Corp., Class A	1,250,000	32,650,000

The Walt Disney Co.	240,000	27,304,800

Warner Bros Discovery, Inc.*	400,000	11,528,000

Total Communication Services		439,876,403

Consumer Discretionary - 5.9%

eBay, Inc.	270,000	23,517,000

Hyundai Home Shopping Network

Corp. (South Korea)	439,418	16,773,739

Hyundai Mobis Co., Ltd. (South Korea)	450,000	116,766,623

Total Consumer Discretionary		157,057,362

Consumer Staples - 11.3%

The Coca-Cola Co.	380,000	26,565,800

Ingredion, Inc.	300,000	33,078,000

Kenvue, Inc.	1,850,000	31,912,500

KT&G Corp. (South Korea)	550,000	54,253,584

PepsiCo, Inc.	460,000	66,019,200

The Procter & Gamble Co.	380,000	54,457,800

Tyson Foods, Inc., Class A	590,000	34,585,800

Total Consumer Staples		300,872,684

Energy - 10.5%

Canadian Natural Resources, Ltd. (Canada)	6,400,000	216,640,000

ConocoPhillips	230,000	21,530,300

Diamondback Energy, Inc.	150,000	22,549,500

EOG Resources, Inc.	170,000	17,851,700

Total Energy		278,571,500

Financials - 3.1%

The Charles Schwab Corp.	820,000	81,926,200

Health Care - 2.1%

Johnson & Johnson	270,000	55,876,500

Industrials - 10.2%

Brenntag SE (Germany)	550,000	31,924,255

Cie de L’Odet SE (France)	12,846	20,231,873

L3Harris Technologies, Inc.	75,000	22,017,750

Lockheed Martin Corp.	45,000	21,765,150

Northrop Grumman Corp.	35,000	19,957,350

Samsung C&T Corp. (South Korea)	318,839	52,956,999

U-Haul Holding Co., Non-Voting Shares	1,640,000	76,653,600

	Shares	Value

Yuasa Trading Co., Ltd. (Japan)	800,000	$27,264,782

Total Industrials		272,771,759

Information Technology - 5.7%

Cognizant Technology Solutions Corp., Class A	550,000	45,650,000

Microsoft Corp.	220,000	106,396,400

Total Information Technology		152,046,400

Materials - 2.4%

Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	16,999,609

Olin Corp.	995,000	20,725,850

Reliance, Inc.	95,000	27,442,650

Total Materials		65,168,109

Total Common Stocks (Cost $1,108,874,951)		1,804,166,917

	Principal Amount

Corporate Bonds and Notes - 1.0%

Industrials - 1.0%

GrafTech Finance, Inc. 4.625%, 12/23/291	$17,800,000	13,216,500

GrafTech Global Enterprises, Inc. 9.875%, 12/23/291	15,200,000	13,224,000

Total Industrials		26,440,500

Total Corporate Bonds and Notes (Cost $30,034,958)		26,440,500

	Shares

Preferred Stocks - 22.6%

Consumer Discretionary - 5.7%

Hyundai Motor Co., 5.74% (South Korea)	418,620	61,844,736

Hyundai Motor Co., 5.92% (South Korea)	630,000	90,286,393

Total Consumer Discretionary		152,131,129

Consumer Staples - 0.6%

Amorepacific Corp., 2.51% (South Korea)	250,000	7,580,542

LG H&H Co., Ltd., 4.08% (South Korea)	118,000	9,290,310

Total Consumer Staples		16,870,852

Information Technology - 16.3%

Samsung Electronics Co., Ltd., 1.42% (South Korea)	7,000,000	434,495,711

Total Preferred Stocks (Cost $257,259,215)		603,497,692

	Principal Amount

Short-Term Investments - 8.1%

U.S. Government Obligations - 4.0%

U.S. Treasury Bills, 3.571%, 10/01/262	$26,000,000	25,337,841

U.S. Treasury Bills, 4.014%, 03/19/262	26,000,000	25,806,427

The accompanying notes are an integral part of these financial statements.

5

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

U.S. Government Obligations - 4.0% (continued)

U.S. Treasury Bills, 4.037%, 06/11/262	$26,000,000	$25,597,789

U.S. Treasury Bills, 4.158%, 01/22/26[2]	29,000,000	28,942,752

Total U.S. Government Obligations		105,684,809

Repurchase Agreements - 2.1%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $55,088,251 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $56,179,641)	55,078,000	55,078,000

	Shares	Value

Other Investment Companies - 2.0%

JPMorgan U.S. Government Money Market Fund, IM Shares, 3.66%[3]	54,230,773	$54,230,773

Total Short-Term Investments (Cost $214,896,209)		214,993,582

Total Investments - 99.4% (Cost $1,611,065,333)		2,649,098,691

Other Assets, less Liabilities - 0.6%		16,177,735

Net Assets - 100.0%		$2,665,276,426

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $26,440,500 or 1.0% of net assets.

[2]	Represents yield to maturity at December 31, 2025.

[3]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Communication Services	$209,454,800	$230,421,603	–	$439,876,403

Consumer Staples	300,872,684	–	–	300,872,684

Energy	278,571,500	–	–	278,571,500

Industrials	140,393,850	132,377,909	–	272,771,759

Consumer Discretionary	23,517,000	133,540,362	–	157,057,362

Information Technology	152,046,400	–	–	152,046,400

Financials	81,926,200	–	–	81,926,200

Materials	48,168,500	16,999,609	–	65,168,109

Health Care	55,876,500	–	–	55,876,500

Corporate Bonds and Notes†	–	26,440,500	–	26,440,500

Preferred Stocks†	–	603,497,692	–	603,497,692

Short-Term Investments

U.S. Government Obligations	–	105,684,809	–	105,684,809

Repurchase Agreements	–	55,078,000	–	55,078,000

Other Investment Companies	54,230,773	–	–	54,230,773

Total Investments in Securities	$1,345,058,207	$1,304,040,484	–	$2,649,098,691

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

For the fiscal year ended December 31, 2025, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments by risk	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Equity	Net realized gain on written options	$1,148,768	Net change in unrealized appreciation/ depreciation on written options	$(748,768)

The accompanying notes are an integral part of these financial statements.

7

AMG Yacktman Global Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 70.0%

Communication Services - 11.5%

Bolloré SE (France)	2,800,000	$15,736,109

Fox Corp., Class B (United States)	60,000	3,895,800

News Corp., Class A (United States)	25,000	653,000

Reading International, Inc., Class A (United States)*	130,000	136,500

The Walt Disney Co. (United States)	5,000	568,850

Total Communication Services		20,990,259

Consumer Discretionary - 12.8%

America’s Car-Mart, Inc. (United States)*,[1]	60,000	1,515,600

Car Mate Manufacturing Co., Ltd. (Japan)	51,900	293,080

Daewon San Up Co., Ltd. (South Korea)	160,000	1,573,652

HI-LEX Corp. (Japan)	250,000	4,995,753

Hyundai Home Shopping Network Corp. (South Korea)	93,236	3,559,063

Hyundai Mobis Co., Ltd. (South Korea)	35,000	9,081,848

Kukbo Design Co., Ltd. (South Korea)	75,000	1,215,649

Rinnai Corp. (Japan)	40,000	1,012,063

Total Consumer Discretionary		23,246,708

Consumer Staples - 2.7%

Kenvue, Inc. (United States)	14,924	257,439

KT&G Corp. (South Korea)	30,000	2,959,287

Naked Wines PLC (United Kingdom)*	745,000	723,040

PepsiCo, Inc. (United States)	3,500	502,320

The Procter & Gamble Co. (United States)	3,500	501,585

Total Consumer Staples		4,943,671

Energy - 11.5%

Amplify Energy Corp. (United States)*,[1]	165,000	754,050

Canadian Natural Resources, Ltd. (Canada)	260,000	8,801,000

Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	1,518,642

Total Energy Services, Inc. (Canada)	600,000	6,513,424

Unit Corp. (United States)	110,000	3,393,500

Total Energy		20,980,616

Financials - 0.5%

The Charles Schwab Corp. (United States)	8,000	799,280

Health Care - 2.7%

BML, Inc. (Japan)	120,000	2,955,194

Johnson & Johnson (United States)	3,000	620,850

Medipal Holdings Corp. (Japan)	70,000	1,239,195

Total Health Care		4,815,239

Industrials - 19.0%

Ajis Co., Ltd. (Japan)	60,000	1,135,999

Brenntag SE (Germany)	15,000	870,661

	Shares	Value

CB Industrial Product Holding Bhd (Malaysia)	10,384,000	$3,198,620

Cie de L’Odet SE (France)	4,500	7,087,298

Geumhwa PSC Co., Ltd. (South Korea)	130,000	2,691,862

KFC, Ltd. (Japan)	90,000	900,494

Komelon Corp. (South Korea)	120,000	1,159,384

Parker Corp. (Japan)	172,500	1,751,951

Sam Yung Trading Co., Ltd. (South Korea)	182,620	2,031,175

Samsung C&T Corp. (South Korea)	20,000	3,321,865

Sekisui Jushi Corp. (Japan)	140,000	1,905,747

Shinwa Co., Ltd./Nagoya (Japan)	80,000	1,585,851

U-Haul Holding Co. (United States)*,[1]	4,000	201,640

U-Haul Holding Co., Non-Voting Shares (United States)	50,000	2,337,000

Yuasa Trading Co., Ltd. (Japan)	130,000	4,430,527

Total Industrials		34,610,074

Information Technology - 3.1%

CAC Holdings Corp. (Japan)	240,000	3,151,706

Hochiki Corp. (Japan)	30,000	850,575

INFOvine Co., Ltd. (South Korea)	11,947	516,711

Microsoft Corp. (United States)	1,300	628,706

Tachibana Eletech Co., Ltd. (Japan)	28,300	555,328

Total Information Technology		5,703,026

Materials - 6.2%

KISCO Holdings Co., Ltd. (South Korea)	70,000	1,221,651

Kohsoku Corp. (Japan)	45,000	853,963

Nihon Parkerizing Co., Ltd. (Japan)	820,000	7,461,956

The Pack Corp. (Japan)	210,000	1,731,432

Total Materials		11,269,002

Total Common Stocks (Cost $92,116,627)		127,357,875

Preferred Stocks - 22.5%

Consumer Discretionary - 3.1%

Hyundai Motor Co., 5.92% (South Korea)	40,000	5,732,470

Consumer Staples - 5.2%

Amorepacific Corp., 2.51% (South Korea)	60,000	1,819,330

Amorepacific Holdings Corp., 2.89 (South Korea)	160,000	1,331,019

LG H&H Co., Ltd., 4.08% (South Korea)	80,000	6,298,515

Total Consumer Staples		9,448,864

Industrials - 0.6%

Sebang Co., Ltd., 3.43% (South Korea)	160,000	1,029,607

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 13.6%

Samsung Electronics Co., Ltd., 1.42% (South Korea)	400,000	$24,828,326

Total Preferred Stocks (Cost $30,254,767)		41,039,267

	Principal Amount

Short-Term Investments - 7.1%

Joint Repurchase Agreements - 0.1%[2]

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $123,027 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $125,495)	$123,000	123,000

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $9,356 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 -11/15/34, totaling $9,541)	9,354	9,354

Total Joint Repurchase Agreements		132,354

	Shares	Value

Other Investment Companies - 7.0%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%[3]	12,785,939	$12,785,939

Total Short-Term Investments (Cost $12,918,293)		12,918,293

Total Investments - 99.6% (Cost $135,289,687)		181,315,435

Other Assets, less Liabilities - 0.4%		741,998

Net Assets - 100.0%		$182,057,433

*	Non-income producing security.

[1]

Some of these securities, amounting to $2,012,627 or 1.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$5,737,260	$28,872,814	—	$34,610,074

Consumer Discretionary	1,515,600	21,731,108	—	23,246,708

Communication Services	5,254,150	15,736,109	—	20,990,259

Energy	20,980,616	—	—	20,980,616

Materials	—	11,269,002	—	11,269,002

Information Technology	628,706	5,074,320	—	5,703,026

Consumer Staples	4,943,671	—	—	4,943,671

Health Care	620,850	4,194,389	—	4,815,239

Financials	799,280	—	—	799,280

Preferred Stocks

Information Technology	—	24,828,326	—	24,828,326

Consumer Staples	—	9,448,864	—	9,448,864

Consumer Discretionary	—	5,732,470	—	5,732,470

Industrials	1,029,607	—	—	1,029,607

Short-Term Investments

Joint Repurchase Agreements	—	132,354	—	132,354

Other Investment Companies	12,785,939	—	—	12,785,939

Total Investments in Securities	$54,295,679	$127,019,756	—	$181,315,435

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments December 31, 2025

	Shares	Value

Common Stocks - 92.0%

Communication Services - 1.1%

AlphaPolis Co., Ltd. (Japan)	18,000	$187,708

Reading International, Inc., Class A (United States)*	75,000	78,750

Total Communication Services		266,458

Consumer Discretionary - 12.2%

America’s Car-Mart, Inc. (United States)*,[1]	25,000	631,500

Gold.com, Inc. (United States)[1]	7,000	238,350

Legacy Housing Corp. (United States)*	55,675	1,086,776

Nihon Trim Co., Ltd. (Japan)	5,000	160,481

Texhong International Group, Ltd. (Hong Kong)	1,600,000	945,687

Total Consumer Discretionary		3,062,794

Consumer Staples - 9.8%

Delfi, Ltd. (Singapore)	975,000	609,938

Italian Wine Brands S.p.A. (Italy)	60,000	1,504,940

Naked Wines PLC (United Kingdom)*	225,000	218,368

NeoPharm Co., Ltd. (South Korea)	9,000	114,886

Total Consumer Staples		2,448,132

Energy - 19.8%

Amplify Energy Corp. (United States)*,[1]	65,000	297,050

Arrow Exploration Corp. (Canada)*	7,000,000	1,273,813

Hemisphere Energy Corp. (Canada)	170,000	243,999

Horizon Oil, Ltd. (Australia)	4,750,000	649,832

Mi Chang Oil Industrial Co., Ltd. (South Korea)	4,105	346,797

Noram Drilling A.S. (Norway)	35,000	114,583

Pardee Resources Co. (United States)	800	239,192

Total Energy Services, Inc. (Canada)	140,000	1,519,799

Unit Corp. (United States)	9,000	277,650

Total Energy		4,962,715

Financials - 7.9%

Omni Bridgeway, Ltd. (Australia)*	2,040,000	1,987,635

Health Care - 9.5%

Ion Beam Applications (Belgium)[1]	60,000	906,726

Koa Shoji Holdings Co., Ltd. (Japan)	70,000	379,620

Medical Facilities Corp. (Canada)	95,000	1,098,430

Total Health Care		2,384,776

Industrials - 28.1%

Boustead Singapore, Ltd. (Singapore)	130,000	175,819

Brickability Group PLC (United Kingdom)	1,275,000	958,166

Cie de L’Odet SE (France)	550	866,225

Fila S.p.A. (Italy)[1]	105,000	1,199,734

Hargreaves Services PLC (United Kingdom)	84,395	743,992

	Shares	Value

Komelon Corp. (South Korea)	18,000	$173,908

Macfarlane Group PLC (United Kingdom)	900,000	873,691

Maezawa Industries, Inc. (Japan)	22,000	283,692

Mitani Corp. (Japan)	13,500	197,850

Sam Yung Trading Co., Ltd. (South Korea)	58,000	645,100

U-Haul Holding Co., Non-Voting Shares (United States)	20,000	934,800

Total Industrials		7,052,977

Information Technology - 0.5%

Bixolon Co., Ltd. (South Korea)	32,000	133,060

Materials - 2.4%

Master Drilling Group, Ltd. (South Africa)	160,000	154,589

Okamoto Industries, Inc. (Japan)	8,500	296,835

SK Kaken Co., Ltd. (Japan)	2,000	141,857

Total Materials		593,281

Utilities - 0.7%

Maxim Power Corp. (Canada)*	50,500	164,096

Total Common Stocks
(Cost $18,737,843)		23,055,924

Preferred Stock - 3.7%

Information Technology - 3.7%

Samsung Electronics Co., Ltd., 1.42% (South Korea)	15,000	931,062

Total Preferred Stock
(Cost $228,774)		931,062

	Principal Amount

Short-Term Investments - 4.4%

Joint Repurchase Agreements - 0.2%[2]

Citadel Securities LLC, dated 12/31/25, due 01/02/26, 3.940% total to be received $62,014 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 01/31/26 - 11/15/55, totaling $63,258)	$62,000	62,000

Natwest Markets Securities, Inc., dated 12/31/25, due 01/02/26, 3.840% total to be received $4,917 (collateralized by various U.S. Treasuries, 0.625% - 4.875%, 04/30/26 -11/15/34, totaling $5,014)	4,916	4,916

Total Joint Repurchase Agreements		66,916

	Shares

Other Investment Companies - 4.2%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%3	1,048,359	1,048,359

Total Short-Term Investments
(Cost $1,115,275)		1,115,275

The accompanying notes are an integral part of these financial statements.

11

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

Value

Total Investments - 100.1%
(Cost $20,081,892)	$25,102,261

Other Assets, less Liabilities - (0.1)%	(26,524)

Net Assets - 100.0%	$25,075,737

*	Non-income producing security.

[1]

Some of these securities, amounting to $2,293,857 or 9.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$1,678,792	$5,374,185	—	$7,052,977

Energy	4,962,715	—	—	4,962,715

Consumer Discretionary	2,902,313	160,481	—	3,062,794

Consumer Staples	218,368	2,229,764	—	2,448,132

Health Care	1,098,430	1,286,346	—	2,384,776

Financials	1,987,635	—	—	1,987,635

Materials	154,589	438,692	—	593,281

Communication Services	78,750	187,708	—	266,458

Utilities	164,096	—	—	164,096

Information Technology	133,060	—	—	133,060

Preferred Stock†	—	931,062	—	931,062

Short-Term Investments

Joint Repurchase Agreements	—	66,916	—	66,916

Other Investment Companies	1,048,359	—	—	1,048,359

Total Investments in Securities	$14,427,107	$10,675,154	—	$25,102,261

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities December 31, 2025

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Assets:

Investments at value[1] (including securities on loan valued at $114,702,868, $0, $2,012,627, and $2,293,857, respectively)	$6,695,650,924	$2,649,098,691	$181,315,435	$25,102,261

Cash	2,625	1,244	—	—

Receivable for investments sold	52,537,669	14,220,861	158,230	41,152

Dividend and interest receivables	14,383,692	7,571,674	883,653	60,278

Securities lending income receivable	25,882	50,734	1,566	548

Receivable for Fund shares sold	1,792,564	1,091,606	3,377	—

Receivable from Affiliate	—	—	56,148	9,799

Prepaid expenses and other assets	12,858	16,141	11,412	7,086

Total assets	6,764,406,214	2,672,050,951	182,429,821	25,221,124

Liabilities:

Payable upon return of securities loaned	489,372	—	132,354	66,916

Payable for investments purchased	498,031	153,948	29,153	—

Payable for Fund shares repurchased	8,136,928	3,804,512	3,507	1,919

Accrued expenses:

Investment advisory and management fees	2,479,425	1,953,246	108,875	11,567

Administrative fees	862,760	336,766	23,002	3,164

Shareholder service fees	470,789	190,770	260	552

Other	642,654	335,283	75,237	61,269

Total liabilities	13,579,959	6,774,525	372,388	145,387

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$6,750,826,255	$2,665,276,426	$182,057,433	$25,075,737

[1] Investments at cost	$3,898,126,320	$1,611,065,333	$135,289,687	$20,081,892

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Net Assets Represent:

Paid-in capital	$3,986,922,894	$1,680,776,354	$148,147,202	$20,890,317

Total distributable earnings	2,763,903,361	984,500,072	33,910,231	4,185,420

Net Assets	$6,750,826,255	$2,665,276,426	$182,057,433	$25,075,737

Class N:

Net Assets	—	$1,279,067,102	$1,613,660	—

Shares outstanding	—	66,597,051	99,990	—

Net asset value, offering and redemption price per share	—	$19.21	$16.14	—

Class I:

Net Assets	$6,750,826,255	$1,386,209,324	$180,443,773	$6,484,184

Shares outstanding	297,766,399	72,612,203	11,152,882	598,083

Net asset value, offering and redemption price per share	$22.67	$19.09	$16.18	$10.84

Class Z:

Net Assets	—	—	—	$18,591,553

Shares outstanding	—	—	—	1,711,573

Net asset value, offering and redemption price per share	—	—	—	$10.86

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations For the fiscal year ended December 31, 2025

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Investment Income:

Dividend income	$145,119,476	$67,516,811	$5,124,428	$706,310

Interest income	19,433,715	9,902,420	2,268	—

Securities lending income	207,422	185,694	39,127	4,790

Foreign withholding tax	(11,637,954)	(6,888,458)	(599,844)	(63,038)

Total investment income	153,122,659	70,716,467	4,565,979	648,062

Expenses:

Investment advisory and management fees	29,290,878	22,938,377	1,171,076	162,360

Administrative fees	10,193,171	3,954,893	247,410	41,593

Shareholder servicing fees - Class N	—	2,513,511	2,838	—

Shareholder servicing fees - Class I	5,625,767	—	—	7,787

Custodian fees	741,391	367,644	63,013	40,841

Trustee fees and expenses	582,825	224,500	14,299	2,233

Professional fees	505,277	221,723	172,320	44,096

Transfer agent fees	344,145	144,183	6,136	1,329

Reports to shareholders	139,956	57,950	11,564	9,492

Registration fees	80,240	79,767	32,704	21,448

Interest expense	—	—	605	—

Miscellaneous	242,039	97,967	7,259	3,660

Total expenses before offsets	47,745,689	30,600,515	1,729,224	334,839

Expense reimbursements	—	—	(191,836)	(89,824)

Fee waiver	(85,836)	(24,471)	—	—

Net expenses	47,659,853	30,576,044	1,537,388	245,015

Net investment income	105,462,806	40,140,423	3,028,591	403,047

Net Realized and Unrealized Gain:

Net realized gain on investments	751,455,692	278,381,333	11,782,404	1,011,584

Net realized gain on written options	—	1,148,768	—	—

Net realized gain (loss) on foreign currency transactions	(501,926)	(112,876)	10,628	(5,307)

Net change in unrealized appreciation/depreciation on investments	364,226,804	244,643,151	32,041,039	1,223,774

Net change in unrealized appreciation/depreciation on written options	—	(748,768)	—	—

Net change in unrealized appreciation/depreciation on foreign currency translations	551,089	243,431	12,337	1,501

Net realized and unrealized gain	1,115,731,659	523,555,039	43,846,408	2,231,552

Net increase in net assets resulting from operations	$1,221,194,465	$563,695,462	$46,874,999	$2,634,599

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets For the fiscal years ended December 31,

	AMG Yacktman Fund		AMG Yacktman Focused Fund

	2025	2024	2025	2024

Increase in Net Assets Resulting From Operations:

Net investment income	$105,462,806	$142,048,868	$40,140,423	$51,539,394

Net realized gain on investments	750,953,766	844,157,553	279,417,225	338,151,799

Net change in unrealized appreciation/depreciation on investments	364,777,893	(555,589,000)	244,137,814	(332,437,925)

Net increase in net assets resulting from operations	1,221,194,465	430,617,421	563,695,462	57,253,268

Distributions to Shareholders:

Class N	—	—	(203,738,060)	(141,063,984)

Class I	(1,054,557,434)	(676,959,491)	(227,531,788)	(146,298,843)

Total distributions to shareholders	(1,054,557,434)	(676,959,491)	(431,269,848)	(287,362,827)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(817,018,081)	(826,483,280)	(396,490,861)	(540,881,360)

Total decrease in net assets	(650,381,050)	(1,072,825,350)	(264,065,247)	(770,990,919)

Net Assets:

Beginning of year	7,401,207,305	8,474,032,655	2,929,341,673	3,700,332,592

End of year	$6,750,826,255	$7,401,207,305	$2,665,276,426	$2,929,341,673

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets (continued) For the fiscal years ended December 31,

	AMG Yacktman Global Fund		AMG Yacktman Special Opportunities Fund

	2025	2024	2025	2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$3,028,591	$3,637,493	$403,047	$1,458,267

Net realized gain on investments	11,793,032	4,625,891	1,006,277	2,668,250

Net change in unrealized appreciation/depreciation on investments	32,053,376	(12,529,703)	1,225,275	(1,052,271)

Net increase (decrease) in net assets resulting from operations	46,874,999	(4,266,319)	2,634,599	3,074,246

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	(184,767)	(79,841)	—	—

Class I	(22,287,235)	(7,891,206)	(233,213)	(1,216,864)

Class Z	—	—	(669,061)	(2,106,872)

From paid-in capital:

Class N	(17,011)	(6,648)	—	—

Class I	(2,051,907)	(657,056)	—	(66,930)

Class Z	—	—	—	(115,883)

Total distributions to shareholders	(24,540,920)	(8,634,751)	(902,274)	(3,506,549)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	9,157,810	(26,599,373)	(10,464,617)	(38,889,748)

Total increase (decrease) in net assets	31,491,889	(39,500,443)	(8,732,292)	(39,322,051)

Net Assets:

Beginning of year	150,565,544	190,065,987	33,808,029	73,130,080

End of year	$182,057,433	$150,565,544	$25,075,737	$33,808,029

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

17

AMG Yacktman Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$22.37	$23.34	$21.13	$24.50	$21.26

Income (loss) from Investment Operations:

Net investment income[1,2]	0.37	0.42	0.38	0.35	0.263

Net realized and unrealized gain (loss) on investments	3.96	0.78	2.86	(2.17)	3.89

Total income (loss) from investment operations	4.33	1.20	3.24	(1.82)	4.15

Less Distributions to Shareholders from:

Net investment income	(1.13)	(0.47)	(0.42)	(0.33)	(0.27)

Net realized gain on investments	(2.90)	(1.70)	(0.61)	(1.22)	(0.64)

Total distributions to shareholders	(4.03)	(2.17)	(1.03)	(1.55)	(0.91)

Net Asset Value, End of Year	$22.67	$22.37	$23.34	$21.13	$24.50

Total Return[2,4]	19.82%	4.91%	15.39%	(7.37)%	19.63%

Ratio of net expenses to average net assets	0.70%	0.71%	0.70%	0.70%	0.70%

Ratio of gross expenses to average net assets[5]	0.70%	0.71%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets[2]	1.55%	1.71%	1.68%	1.54%	1.09%

Portfolio turnover	1%	6%	5%	11%	15%

Net assets end of year (000’s) omitted	$6,750,826	$7,401,207	$8,474,033	$7,973,041	$9,475,623

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

18

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025	2024	2023		2022	2021

Net Asset Value, Beginning of Year	$18.49	$20.18	$18.11		$21.21	$19.09

Income (loss) from Investment Operations:

Net investment income[1,2]	0.28	0.29	0.20		0.22	0.143

Net realized and unrealized gain (loss) on investments	4.00	(0.10)	2.76		(1.94)	2.98

Total income (loss) from investment operations	4.28	0.19	2.96		(1.72)	3.12

Less Distributions to Shareholders from:

Net investment income	(1.17)	(0.36)	(0.25)		(0.21)	(0.16)

Net realized gain on investments	(2.39)	(1.52)	(0.64)		(1.17)	(0.84)

Total distributions to shareholders	(3.56)	(1.88)	(0.89)		(1.38)	(1.00)

Net Asset Value, End of Year	$19.21	$18.49	$20.18		$18.11	$21.21

Total Return[2,4]	23.94%	0.72%	16.45%		(8.06)%	16.45%

Ratio of net expenses to average net assets	1.25%	1.25%	1.25	%5	1.25%[5]	1.25%[5]

Ratio of gross expenses to average net assets[6]	1.25%	1.25%	1.25	%5	1.25%[5]	1.25%[5]

Ratio of net investment income to average net assets[2]	1.43%	1.37%	1.02%		1.14%	0.68%

Portfolio turnover	1%	5%	4%		13%	19%

Net assets end of year (000’s) omitted	$1,279,067	$1,475,548	$1,798,471		$1,730,316	$2,158,777

The accompanying notes are an integral part of these financial statements.

19

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$18.40	$20.10	$18.04	$21.13	$19.03

Income (loss) from Investment Operations:

Net investment income[1,2]	0.32	0.32	0.23	0.26	0.183

Net realized and unrealized gain (loss) on investments	3.98	(0.10)	2.76	(1.93)	2.96

Total income (loss) from investment operations	4.30	0.22	2.99	(1.67)	3.14

Less Distributions to Shareholders from:

Net investment income	(1.22)	(0.40)	(0.29)	(0.25)	(0.20)

Net realized gain on investments	(2.39)	(1.52)	(0.64)	(1.17)	(0.84)

Total distributions to shareholders	(3.61)	(1.92)	(0.93)	(1.42)	(1.04)

Net Asset Value, End of Year	$19.09	$18.40	$20.10	$18.04	$21.13

Total Return[2,4]	24.14%	0.88%	16.67%	(7.85)%	16.62%

Ratio of net expenses to average net assets	1.06%	1.07%	1.06%	1.06%	1.06%

Ratio of gross expenses to average net assets[6]	1.06%	1.07%	1.06%	1.06%	1.06%

Ratio of net investment income to average net assets[2]	1.62%	1.55%	1.21%	1.33%	0.87%

Portfolio turnover	1%	5%	4%	13%	19%

Net assets end of year (000’s) omitted	$1,386,209	$1,453,794	$1,901,862	$1,806,085	$2,309,078

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.13 for Class N and Class I, respectively.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2023, 2022 and 2021, respectively.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

20

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class N	2025		2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.05		$15.30	$14.21	$16.36	$15.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.26		0.29	0.293	0.21	0.194

Net realized and unrealized gain (loss) on investments	4.22		(0.76)	2.00	(1.74)	1.80

Total income (loss) from investment operations	4.48		(0.47)	2.29	(1.53)	1.99

Less Distributions to Shareholders from:

Net investment income	(1.86)		(0.32)	(0.68)	—	(0.55)

Net realized gain on investments	(0.36)		(0.40)	(0.52)	(0.62)	(0.77)

Paid in capital	(0.17)		(0.06)	—	—	—

Total distributions to shareholders	(2.39)		(0.78)	(1.20)	(0.62)	(1.32)

Net Asset Value, End of Year	$16.14		$14.05	$15.30	$14.21	$16.36

Total Return[2,5]	32.37%		(3.14)%	16.30%	(9.31)%	12.96%

Ratio of net expenses to average net assets	1.13	%6	1.13%	1.13%	1.13%	1.16	%7

Ratio of gross expenses to average net assets[8]	1.25%		1.17%	1.16%	1.17%	1.18	%7

Ratio of net investment income to average net assets[2]	1.64%		1.87%	1.92%	1.47%	1.12%

Portfolio turnover	16%		8%	11%	11%	17%

Net assets end of year (000’s) omitted	$1,614		$1,547	$2,325	$1,354	$775

The accompanying notes are an integral part of these financial statements.

21

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$14.08	$15.34	$14.25	$16.36	$15.69

Income (loss) from Investment Operations:

Net investment income[1,2]	0.29	0.33	0.323	0.25	0.224

Net realized and unrealized gain (loss) on investments	4.23	(0.77)	2.00	(1.74)	1.79

Total income (loss) from investment operations	4.52	(0.44)	2.32	(1.49)	2.01

Less Distributions to Shareholders from:

Net investment income	(1.89)	(0.36)	(0.71)	—	(0.57)

Net realized gain on investments	(0.36)	(0.40)	(0.52)	(0.62)	(0.77)

Paid in capital	(0.17)	(0.06)	—	—	—

Total distributions to shareholders	(2.42)	(0.82)	(1.23)	(0.62)	(1.34)

Net Asset Value, End of Year	$16.18	$14.08	$15.34	$14.25	$16.36

Total Return[2,5]	32.71%	(3.01)%	16.46%	(9.06)%	13.08%

Ratio of net expenses to average net assets	0.93%[6]	0.93%	0.93%	0.93%	1.00%[7]

Ratio of gross expenses to average net assets[8]	1.05%	0.97%	0.96%	0.97%	1.02%[7]

Ratio of net investment income to average net assets[2]	1.84%	2.07%	2.12%	1.67%	1.28%

Portfolio turnover	16%	8%	11%	11%	17%

Net assets end of year (000’s) omitted	$180,444	$149,018	$187,741	$149,491	$170,316

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23 and $0.26 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15 and $0.17 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

22

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class I	2025	2024		2023	2022	2021

Net Asset Value, Beginning of Year	$10.20	$10.68		$11.27	$13.16	$11.02

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.15	0.27		0.323	0.08	(0.01)

Net realized and unrealized gain (loss) on investments	0.88	0.35		0.04	(1.87)	2.65

Total income (loss) from investment operations	1.03	0.62		0.36	(1.79)	2.64

Less Distributions to Shareholders from:

Net investment income	(0.39)	(0.55)		(0.68)	—	(0.15)

Net realized gain on investments	—	(0.49)		(0.27)	(0.10)	(0.35)

Paid in capital	—	(0.06)		—	—	—

Total distributions to shareholders	(0.39)	(1.10)		(0.95)	(0.10)	(0.50)

Net Asset Value, End of Year	$10.84	$10.20		$10.68	$11.27	$13.16

Total Return[2,4]	10.22%	5.95%		3.24%	(13.59)%	24.30%

Ratio of net expenses to average net assets[5]	0.96%	0.81	%6	1.13%	1.96%[7]	2.29%[7]

Ratio of gross expenses to average net assets[5,8]	1.28%	0.91%		1.19%	2.00%[7]	2.29%[7]

Ratio of net investment income (loss) to average net assets[2,5]	1.38%	2.53%		2.81%	0.69%	(0.09)%

Portfolio turnover	7%	10%		24%	40%	21%

Net assets end of year (000’s) omitted	$6,484	$12,085		$38,793	$47,024	$33,912

The accompanying notes are an integral part of these financial statements.

23

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended December 31,

Class Z	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$10.22	$10.71	$11.31	$13.20	$11.04

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.29	0.333	0.10	0.009

Net realized and unrealized gain (loss) on investments	0.89	0.34	0.03	(1.88)	2.67

Total income (loss) from investment operations	1.05	0.63	0.36	(1.78)	2.67

Less Distributions to Shareholders from:

Net investment income	(0.41)	(0.57)	(0.69)	(0.01)	(0.16)

Net realized gain on investments	—	(0.49)	(0.27)	(0.10)	(0.35)

Paid in capital	—	(0.06)	—	—	—

Total distributions to shareholders	(0.41)	(1.12)	(0.96)	(0.11)	(0.51)

Net Asset Value, End of Year	$10.86	$10.22	$10.71	$11.31	$13.20

Total Return[2,4]	10.33%	5.95%	3.44%	(13.57)%	24.42%

Ratio of net expenses to average net assets[5]	0.86%	0.71%[6]	1.03%	1.86%[7]	2.19%[7]

Ratio of gross expenses to average net assets[5,8]	1.18%	0.81%	1.09%	1.90%[7]	2.19%[7]

Ratio of net investment income to average net assets[2,5]	1.48%	2.63%	2.91%	0.79%	0.01%

Portfolio turnover	7%	10%	24%	40%	21%

Net assets end of year (000’s) omitted	$18,592	$21,723	$34,337	$36,782	$78,197

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27 and $0.28 for Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[5]

Includes a performance adjustment amounting to (0.78)%, (0.93)%, (0.61)%, 0.22% and 0.55% for the fiscal years ended 2025, 2024, 2023, 2022 and 2021, respectively. (See Note 2 in the Notes to Financial Statements)

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

24

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Global Fund (“Yacktman Global”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers only Class I and Class Z shares. Yacktman Focused and Yacktman Global have established and offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Global and Yacktman Special Opportunities are non-diversified Funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including options, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

25

Notes to Financial Statements (continued)

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, option contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities are primarily due to equalization utilized. Yacktman Global had no permanent differences. Temporary differences for Yacktman Focused are due to callable bond premiums. In addition, temporary differences for each Fund are due to wash sale loss deferrals and mark-to-market on passive foreign investment companies.

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 was as follows:

	Yacktman Fund		Yacktman Focused

Distributions paid from:	2025	2024	2025	2024

Ordinary income *	$317,323,656	$169,256,455	$144,252,097	$57,379,065

Long-term capital gains	737,233,778	507,703,036	287,017,751	229,983,762

Paid-in capital	—	—	—	—

	$1,054,557,434	$676,959,491	$431,269,848	$287,362,827

26

Notes to Financial Statements (continued)

	Yacktman Global		Yacktman Special Opportunities

Distributions paid from:	2025	2024	2025	2024

Ordinary income *	$14,393,465	$2,917,538	$902,274	$1,389,259

Long-term capital gains	8,078,537	5,053,509	—	1,934,477

Paid-in capital	2,068,918	663,704	—	182,813

	$24,540,920	$8,634,751	$902,274	$3,506,549

* For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Yacktman Fund	Yacktman Focused	Yacktman Global	Yacktman Special Opportunities

Undistributed ordinary income	$52,933,172	$19,564,223	—	$125,680

Undistributed long-term capital gains	138,139,667	36,252,510	—	16,599

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Yacktman Fund	$4,122,939,402	$2,861,067,226	$(288,355,704)	$2,572,711,522

Yacktman Focused	1,720,526,855	1,121,843,241	(193,271,405)	928,571,836

Yacktman Global	147,405,091	49,246,358	(15,336,014)	33,910,344
Yacktman Special Opportunities	21,059,618	6,002,733	(1,960,090)	4,042,643

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2025, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal year ended December 31, 2025, the Funds did not utilize capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

27

Notes to Financial Statements (continued)

For the fiscal years ended December 31, 2025 and December 31, 2024, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused

	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	—	—	2,399,680	$46,328,072	4,442,237	$92,994,310

Shares issued in reinvestment of distributions	—	—	—	—	10,843,340	200,276,490	7,321,735	139,039,755

Shares redeemed	—	—	—	—	(26,457,711)	(523,300,966)	(21,058,182)	(438,572,748)

Net decrease	—	—	—	—	(13,214,691)	$(276,696,404)	(9,294,210)	$(206,538,683)

Class I:

Shares sold	21,202,841	$490,298,431	23,738,852	$577,682,119	12,805,704	$257,210,178	10,612,130	$220,881,442

Shares issued in reinvestment of distributions	43,463,740	959,244,757	26,871,965	616,711,586	11,507,509	211,277,872	7,165,985	135,437,126

Shares redeemed	(97,731,798)	(2,266,561,269)	(82,872,561)	(2,020,876,985)	(30,720,942)	(588,282,507)	(33,385,726)	(690,661,245)

Net decrease	(33,065,217)	$(817,018,081)	(32,261,744)	$(826,483,280)	(6,407,729)	$(119,794,457)	(15,607,611)	$(334,342,677)

	Yacktman Global				Yacktman Special Opportunities

	December 31, 2025		December 31, 2024		December 31, 2025		December 31, 2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	33,295	$537,158	45,378	$707,208	—	—	—	—

Shares issued in reinvestment of distributions	12,254	191,162	5,857	84,569	—	—	—	—

Shares redeemed	(55,643)	(859,011)	(93,080)	(1,433,185)	—	—	—	—

Net decrease	(10,094)	$(130,691)	(41,845)	$(641,408)	—	—	—	—

Class I:

Shares sold	1,245,441	$19,443,541	1,490,563	$23,182,382	39,117	$411,529	189,122	$2,031,530

Shares issued in reinvestment of distributions	1,454,937	22,755,217	300,594	4,349,598	20,991	222,506	126,273	1,269,047

Shares redeemed	(2,128,409)	(32,910,257)	(3,445,978)	(53,489,945)	(647,037)	(6,654,290)	(2,762,181)	(30,138,679)

Net increase (decrease)	571,969	$9,288,501	(1,654,821)	$(25,957,965)	(586,929)	$(6,020,255)	(2,446,786)	$(26,838,102)

Class Z:

Shares sold	—	—	—	—	32,609	$365,614	84,785	$940,080

Shares issued in reinvestment of distributions	—	—	—	—	63,000	669,061	153,474	1,545,490

Shares redeemed	—	—	—	—	(509,829)	(5,479,037)	(1,317,330)	(14,537,216)

Net decrease	—	—	—	—	(414,220)	$(4,444,362)	(1,079,071)	$(12,051,646)

Transactions by shareholders of record that individually or collectively hold greater than 5% of a Fund’s net assets may have a material impact on a Fund. At December 31, 2025, one affiliated investor, Yacktman Asset Management LP, owned 38%, and two shareholders each owned 8% of the net assets in Yacktman Special Opportunities.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the

28

Notes to Financial Statements (continued)

value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At December 31, 2025, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused, Yacktman Global and Yacktman Special Opportunities was $152,594,372, $55,078,000, $132,354 and $66,916, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the fiscal year ended December 31, 2025, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund

on first $500 million	0.52%

next $500 million	0.47%

over $1 billion	0.42%

Yacktman Focused	0.87%

Yacktman Global	0.71%

Yacktman Special Opportunities	1.37%

The fee paid to Yacktman for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The performance adjustment for each month ranges from an annual rate of -0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months. For the fiscal year ended December 31, 2025, the Performance Adjustment decreased the investment management fee by a net amount of $217,524 or an annualized rate of 0.78% of the Fund’s average daily net assets, resulting in an effective investment management fee rate of 0.59% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses, as well as shareholder servicing fees and distribution and service (12b-1) fees and, with respect to Yacktman Special Opportunities, investment management fees and administrative fees) of Yacktman Global and Yacktman Special Opportunities to the annual rate of 0.93% and 0.12%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect for the applicable Fund or share class from time to time, the “Expense Cap”), subject to later reimbursement by the applicable Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation (unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund).

29

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2025, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Yacktman Global	$191,836	–

Yacktman Special Opportunities	89,824	–

At December 31, 2025, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Yacktman Global	Yacktman Special Opportunities

Less than 1 year	$53,342	$43,125

1-2 years	71,430	54,194

2-3 years	191,836	89,824

Total	$316,608	$187,143

The Investment Manager has agreed to waive a portion of its investment management fee in consideration of a shareholder servicing rebate that it has received from JPMorgan Distribution Services, Inc., with respect to direct investments in the JPMorgan U.S. Government Money Market Fund, IM Shares by Yacktman Fund and Yacktman Focused. For the fiscal year ended December 31, 2025, the investment management fees for Yacktman Fund and Yacktman Focused were reduced by $85,836 and $24,471, respectively, or less than 0.01% of each Fund’s average daily net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Global and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Yacktman Focused and Yacktman Global and Class I shares of Yacktman Fund and

Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended December 31, 2025, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Yacktman Fund

Class I	0.20%	0.08%

Yacktman Focused

Class N	0.20%	0.19%

Yacktman Global

Class N	0.20%	0.20%

Yacktman Special Opportunities

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the fiscal year ended December 31, 2025 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Fund	$1,170,559	8	$1,341	5.227%

Yacktman Focused	2,443,568	6	2,095	5.216%

Yacktman Global	2,636,803	6	2,268	5.232%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Yacktman Global	$4,720,334	1	$605	4.680%

30

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended December 31, 2025, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Yacktman Fund	$34,489,200	$1,690,666,057

Yacktman Focused	21,326,151	807,692,555

Yacktman Global	25,355,190	45,056,883

Yacktman Special Opportunities	2,025,597	13,121,038

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2025, was as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received

Yacktman Fund	$114,702,868	$489,372	$117,454,832	$117,944,204

Yacktman Global	2,012,627	132,354	1,994,957	2,127,311

Yacktman Special

Opportunities	2,293,857	66,916	2,341,679	2,408,595

The following table summarizes the securities received as collateral for securities lending at December 31, 2025:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Yacktman Fund	U.S. Government Agency Obligations	1.500%-7.000%	11/01/29-11/01/55

	U.S. Treasury Obligations	0.125%-6.250%	01/15/26-11/15/48

Yacktman Global	U.S. Treasury Obligations	0.125%-6.250%	01/15/26-05/15/54

Yacktman Special Opportunities	U.S. Treasury Obligations	0.000%-6.000%	01/15/26-05/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that Yacktman’s investment techniques and risk analysis will produce the desired result.

Non-Diversified Fund Risk: Certain Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a

31

Notes to Financial Statements (continued)

single issuer, which can place the Funds at greater risk. Notwithstanding the Funds’ status as “non-diversified” investment companies under the 1940 Act, the Funds qualify as regulated investment companies accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Funds’ intention to qualify as regulated investment companies may limit their pursuit of their investment strategy and their investment strategy could limit their ability to so qualify.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject certain Funds to the risk that those currencies will decline in value relative to the U.S. dollar.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in South Korea: Investments in South Korean issuers will subject a Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy. The South Korean economy is reliant on trading exports, and disruptions or decreases in trade activity could lead to declines in South Korea’s economic growth potential.

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-, mid-, or micro-capitalization companies.

Small-, Mid- and Micro- Capitalization Stock Risk: The stocks of small-,mid-, and micro- capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk: There is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

32

Notes to Financial Statements (continued)

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments and how derivative instruments affect a Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments.

For the fiscal year ended December 31, 2025, the average monthly balances of derivative financial instruments outstanding were as follows:

Yacktman Focused

Options

Average value of option contracts written	$2,727,189

9. OPTIONS

The Funds may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. The Funds purchase or write call and put options to generate income and hedge against losses or lock in gains of underlying portfolio security positions. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When a Fund writes options it bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. During the fiscal year ended December 31, 2025, Yacktman Focused wrote call options and as of December 31, 2025, Yacktman Focused no longer held call options.

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions and derivatives transactions, see Note 4 and Note 9, respectively.

33

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of December 31, 2025:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Yacktman Fund

Citadel Securities LLC	$459,000	—	$459,000	$459,000	—

Natwest Markets Securities, Inc.	30,372	—	30,372	30,372	—

Fixed Income Clearing Corp.	152,105,000	—	152,105,000	152,105,000	—

Total	$152,594,372	—	$152,594,372	$152,594,372	—

Yacktman Focused

Fixed Income Clearing Corp.	$55,078,000	—	$55,078,000	$55,078,000	—

Yacktman Global

Citadel Securities LLC	$123,000	—	$123,000	$123,000	—

Natwest Markets Securities, Inc.	9,354	—	9,354	9,354	—

Total	$132,354	—	$132,354	$132,354	—

Yacktman Special Opportunities

Citadel Securities LLC	$62,000	—	$62,000	$62,000	—

Natwest Markets Securities, Inc.	4,916	—	4,916	4,916	—

Total	$66,916	—	$66,916	$66,916	—

11. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Funds incorporated the provisions of the ASU, and there was no material impact to the Funds’ financial statements.

12. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds and Shareholders of AMG Yacktman Fund, AMG Yacktman Focused Fund, AMG Yacktman Global Fund and AMG Yacktman Special Opportunities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AMG Yacktman Fund, AMG Yacktman Focused Fund, AMG Yacktman Global Fund and AMG Yacktman Special Opportunities Fund (four of the funds constituting AMG Funds) (hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

35

Other Information (unaudited)

TAX INFORMATION

AMG Yacktman Fund, AMG Yacktman Focused Fund, AMG Yacktman Global Fund and AMG Yacktman Special Opportunities Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the calendar year.

In accordance with federal tax law, the following Funds elected to provide foreign taxes paid and the income sourced from foreign countries. Accordingly, each Fund hereby makes the following designations regarding its period ended December 31, 2025:

AMG Yacktman Focused Fund

▶The total amount of taxes paid and income sourced from foreign countries was $6,888,458 and $44,344,066, respectively.

AMG Yacktman Global Fund

▶The total amount of taxes paid and income sourced from foreign countries was $560,031 and $4,806,721, respectively.

AMG Yacktman Special Opportunities Fund

▶The total amount of taxes paid and income sourced from foreign countries was $63,038 and $815,159, respectively.

Pursuant to section 852 of the Internal Revenue Code, AMG Yacktman Fund, AMG Yacktman Focused Fund, AMG Yacktman Global Fund and AMG Yacktman Special Opportunities Fund each hereby designates $829,527,402, $328,912,130, $8,078,537 and $1,288, respectively, as a capital gain distribution with respect to the taxable year ended December 31, 2025, or if subsequently determined to be different, the net capital gains of such year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the fiscal year ended December 31, 2025, is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the fiscal year ended December 31, 2025.

Trustee fees and expenses

AMG Yacktman Fund	$582,825

AMG Yacktman Focused Fund	224,500

AMG Yacktman Global Fund	14,299

AMG Yacktman Special Opportunities Fund	2,233

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

36

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridge Point Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	123125 AR071

ANNUAL FINANCIAL STATEMENTS

AMG Funds December 31, 2025

AMG GW&K Securitized Bond SMA Shares
Ticker: GWSBX

wealth.amg.com	123125 AR095

AMG Funds Annual Financial Statements — December 31, 2025

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	6

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	7

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	8

Detail of changes in assets for the past fiscal period

Financial Highlights	9

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	10

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	16

OTHER INFORMATION	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments December 31, 2025

	Principal Amount	Value

Asset-Backed Securities - 7.9%

AB BSL CLO 3, Ltd.
Series 2021-3A, Class A1R
(3 month SOFR + 1.250%, Cap N/A, Floor 1.250%), 5.134%, 04/20/38[1,2]	$400,000	$400,032

AGL CLO 23, Ltd.
Series 2022-23A, Class A1R
(3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.034%, 04/20/38[1,2]	500,000	499,731

AGL CLO 39, Ltd.
Series 2025-39A, Class A1
(3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 5.014%, 04/20/38[1,2]	600,000	599,677

AGL Core CLO, Ltd.
Series 2025-38A, Class A1
(3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 5.097%, 01/22/38[1,2]	500,000	500,218

Apidos CLO XLII, Ltd.
Series 2022-42A, Class A1R
(3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 5.084%, 04/20/38[1,2]	500,000	499,231

CIFC Funding, Ltd.
Series 2021-5A, Class A1R
(3 month SOFR + 1.260%, Cap N/A, Floor 1.260%), 5.165%, 01/15/38[1,2]	500,000	500,222
Series 2022-1A, Class A
(3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.202%, 04/17/35[1,2]	500,000	500,647

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[1]	500,000	502,774

Elmwood CLO 22 Ltd.
Series 2023-1A, Class AR
(3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 5.082%, 04/17/38[1,2]	448,000	447,667

Elmwood CLO 38, Ltd.
Series 2025-1A, Class A
(3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.007%, 04/22/38[1,2]	500,000	498,509

GoldenTree Loan Management US CLO 23, Ltd.
Series 2024-23A, Class A
(3 month SOFR + 1.270%, Cap N/A, Floor 1.270%), 5.154%, 01/20/39[1,2]	305,000	305,135

HalseyPoint CLO 3, Ltd.
Series 2020-3A, Class A1R
(3 month SOFR + 1.480%, Cap N/A, Floor 1.480%), 5.318%, 07/30/37[1,2]	330,000	331,008

Madison Park Funding XXIX LTD
Series 2018-29A, Class A1R2
(3 month SOFR + 1.180%, Cap N/A, Floor 1.180%), 5.064%, 03/25/38[1,2]	500,000	499,736

	Principal Amount	Value

Magnetite XXXIV, Ltd.
Series 2023-34A, Class A1R
(3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 5.045%, 01/15/38[1,2]	$325,000	$324,834

Magnetite XXXVI, Ltd.
Series 2023-36A, Class AR
(3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.178%, 07/25/38[1,2]	585,000	585,867

Palmer Square CLO, Ltd.
Series 2021-1A, Class A1AR
(3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.034%, 04/20/38[1,2]	191,000	190,898

Sagard-Halseypoint CLO 8, Ltd.
Series 2024-8A, Class A1
(3 month SOFR + 1.390%, Cap N/A, Floor 1.390%), 5.228%, 01/30/38[1,2]	410,000	411,733

TCW CLO LTD
Series 2025-1A, Class A
(3 month SOFR + 1.190%, Cap N/A, Floor 1.190%), 5.074%, 04/20/38[1,2]	500,000	498,213

Voya CLO, Ltd.
Series 2021-2A, Class A1R
(3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 5.054%, 04/20/38[1,2]	800,000	797,616
Series 2024-7A, Class A1
(3 month SOFR + 1.310%, Cap N/A, Floor 1.310%), 5.194%, 01/20/38[1,2]	550,000	551,037

Total Asset-Backed Securities
(Cost $9,448,752)		9,444,785

Mortgage-Backed Securities - 13.8%

BANK
Series 2021-BN32, Class A4 2.349%, 04/15/54	241,000	220,676
Series 2021-BN35, Class A5 2.285%, 06/15/64	250,000	222,009
Series 2023-BNK45, Class A5 5.203%, 02/15/56	100,000	102,128
Series 2024-BNK47, Class A5 5.716%, 06/15/57	750,000	795,616
Series 2025-BNK49, Class A5 5.623%, 03/15/58[2]	750,000	791,972

BANK5
Series 2023-5YR3, Class A3 6.724%, 09/15/56[2]	325,000	343,350
Series 2023-5YR4, Class A3 6.500%, 12/15/56	497,728	523,749
Series 2024-5YR10, Class A3 5.302%, 10/15/57	635,000	654,363
Series 2024-5YR8, Class A3 5.884%, 08/15/57	500,000	523,647
Series 2025-5YR18, Class A3 5.145%, 12/15/58	500,000	513,956

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

BBCMS Mortgage Trust
Series 2024-C30, Class A5 5.532%, 11/15/57	$750,000	$787,754

Benchmark Mortgage Trust
Series 2020-B22, Class A5 1.973%, 01/15/54	350,000	307,223
Series 2023-B40, Class A5 6.054%, 12/15/56	250,000	270,154

BRAVO Residential Funding Trust
Series 2024-NQM4, Class A1A 4.350%, 01/25/60[1,3]	443,001	442,056

Citigroup Mortgage Loan Trust
Series 2022-J1, Class A1 2.500%, 02/25/52[1,2]	310,622	289,491

COLT Mortgage Loan Trust
Series 2022-3, Class A2 4.156%, 02/25/67[1,2]	458,385	442,460

Connecticut Avenue Securities Series
Series 2025-R01, Class 1A1 4.824%, 01/25/45[1,2]	86,175	86,175

Connecticut Avenue Securities Trust
Series 2024-R06, Class 1A1 5.024%, 09/25/44[1,2]	438,461	439,295

Freddie Mac STACR REMIC Trust
Series 2023-HQA3, Class A1 5.724%, 11/25/43[1,2]	417,471	421,254

GS Mortgage Securities Trust
Series 2020-GC47, Class A5 2.377%, 05/12/53	601,000	552,960

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ5, Class A6 2.500%, 10/25/51[1,2]	478,879	449,848

GS Mortgage-Backed Securities Trust
Series 2021-PJ8, Class A2 2.500%, 01/25/52[1,2]	565,750	473,846
Series 2022-PJ3, Class A7 2.500%, 08/25/52[1,2]	481,571	458,449
Series 2022-PJ6, Class A3 2.500%, 01/25/53[1,2]	689,214	575,944
Series 2023-PJ2, Class A4 5.500%, 05/25/53[1,2]	311,398	314,548

JP Morgan Mortgage Trust
Series 2015-4, Class B1 3.507%, 06/25/45[1,2]	429,542	403,013
Series 2017-2, Class B2 3.652%, 05/25/47[1,2]	204,966	191,006
Series 2020-5, Class B2 3.570%, 12/25/50[1,2]	307,994	270,863
Series 2021-1, Class A3A 2.000%, 06/25/51[1,2]	487,926	390,633
Series 2021-3, Class A15 2.500%, 07/25/51[1,2]	436,930	364,030
Series 2022-1, Class A3 2.500%, 07/25/52[1,2]	1,148,722	961,426

	Principal Amount	Value

Series 2022-2, Class A5A 2.500%, 08/25/52[1,2]	$500,000	$338,017
Series 2022-2, Class A6 3.000%, 08/25/52[1,2]	251,836	237,975
Series 2022-4, Class A3 3.000%, 10/25/52[1,2]	690,465	602,511

OBX Trust
Series 2020-EXP3, Class 1A8 3.000%, 01/25/60[1,2]	358,804	316,040

Sequoia Mortgage Trust
Series 2021-1, Class A1 2.500%, 03/25/51[1,2]	663,508	555,325
Series 2025-S1, Class A4 2.500%, 09/25/54[1,2]	559,530	498,326

Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5 5.309%, 08/15/57	450,000	465,412

Total Mortgage-Backed Securities
(Cost $16,391,503)		16,597,500

U.S. Government and Agency Obligations -76.7%

Fannie Mae - 30.0%

Fannie Mae REMICS
Series 2016-85, Class GA 2.500%, 10/25/45	194,179	183,060
Series 2016-49, Class KA 3.000%, 08/25/45	149,824	142,524
Series 2017-33, Class LB 3.000%, 05/25/39	187,075	177,804
Series 2018-43, Class CT 3.000%, 06/25/48	195,743	176,759
Series 2019-9, Class NA 3.000%, 11/25/36	390,984	378,142
Series 2012-75, Class KE 4.000%, 07/25/42	275,000	264,704

FNMA
1.500%, 12/01/35 to 01/01/51	3,837,475	2,996,322
2.000%, 12/01/50 to 04/01/52	8,431,836	6,894,425
2.500%, 11/01/47 to 01/01/52	6,012,698	5,166,823
3.000%, 08/01/50 to 06/01/52	4,505,809	4,078,655
3.500%, 05/01/44	126,820	120,955
4.000%, 11/01/44 to 06/01/53	4,714,118	4,485,780
4.500%, 11/01/39 to 08/01/42	299,251	301,627
5.000%, 01/01/53 to 02/01/55	5,056,616	5,073,693
6.000%, 05/01/54 to 07/01/54	3,024,315	3,164,421
6.500%, 04/01/54 to 07/01/54	2,341,948	2,474,920

Total Fannie Mae		36,080,614

Freddie Mac - 30.2%

FHLMC
1.500%, 05/01/51	1,027,672	793,233
2.000%, 05/01/51 to 01/01/52	1,792,970	1,480,548
3.000%, 08/01/52	3,910,686	3,524,975
3.500%, 06/01/49	5,476,319	5,197,301
4.500%, 09/01/52 to 06/01/54	6,181,173	6,091,759
5.000%, 11/01/53	2,707,832	2,711,163
5.500%, 02/01/54	3,354,609	3,457,912

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 30.2% (continued)

FHLMC
6.000%, 10/01/53 to 12/01/54	$5,129,698	$5,364,723
6.500%, 06/01/54	186,413	197,531

Freddie Mac Multifamily Structured Pass Through Certificates
Series K1522, Class A2 2.361%, 10/25/36	1,485,000	1,199,015
Series K-159, Class A2 4.500%, 07/25/33[2]	2,826,000	2,851,651

Freddie Mac REMICS
Series 5022, Class MB 2.000%, 10/25/40	1,291,512	962,903
Series 4910, Class LZ 3.000%, 09/25/49	273,226	179,941
Series 4435, Class ZB 3.500%, 02/15/45	429,658	355,641
Series 4753, Class LZ 3.500%, 02/15/48	230,780	209,732
Series 4839, Class HP 4.000%, 11/15/48	526,980	497,737
Series 4863, Class EZ 4.500%, 03/15/49	526,946	517,931

Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 4.824%, 09/25/45[1,2]	536,937	537,081

Freddie Mac Strips
Series 268, Class 30 3.000%, 08/15/42	218,591	201,476

Total Freddie Mac		36,332,253

Ginnie Mae - 14.8%

GNMA
2.000%, 03/20/51	1,049,348	865,361
2.500%, 09/20/50	4,259,017	3,679,649
3.000%, 05/20/53	1,203,725	1,095,349
Series 2016-18, Class KM 3.000%, 02/20/46	155,226	142,619
Series 2013-169, Class Z 3.250%, 11/16/43	318,243	286,629
3.500%, 02/20/46	2,578,368	2,402,147
Series 2018-38, Class AZ 3.500%, 03/20/48	296,305	221,130

	Principal Amount	Value

GNMA
5.000%, 04/20/49	$2,737,138	$2,785,125
5.500%, 04/20/55	5,190,755	5,292,716

Government National Mortgage Association
Series 2013-4, Class PL 2.500%, 09/20/42	132,000	103,203
Series 2013-144, Class ZX 3.000%, 01/20/43	676,733	613,414
Series 2015-42, Class ZB 3.000%, 03/20/45	379,771	343,148

Total Ginnie Mae		17,830,490

U.S. Treasury Obligations - 1.7%

U.S. Treasury Bonds
4.375%, 11/15/39	289,000	285,105
4.625%, 02/15/55	530,000	510,519
5.000%, 05/15/45	1,148,300	1,178,802

Total U.S. Treasury Obligations		1,974,426

Total U.S. Government and Agency Obligations
(Cost $90,299,277)		92,217,783

Short-Term Investments - 1.2%

Repurchase Agreements - 1.2%

Fixed Income Clearing Corp., dated 12/31/25, due 01/02/26, 3.350% total to be received $1,444,269 (collateralized by a U.S. Treasury Note, 4.375%, 12/31/29, totaling $1,472,977)	1,444,000	1,444,000

	Shares

Other Investment Companies - 0.0%#

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%[4]	1,329	1,329

Total Short-Term Investments
(Cost $1,445,329)		1,445,329

Total Investments - 99.6%
(Cost $117,584,861)		119,705,397

Other Assets, less Liabilities - 0.4%		435,171

Net Assets - 100.0%		$120,140,568

#	Less than 0.05%.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $19,504,397 or 16.2% of net assets.

[2]

Variable rate security. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[4]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2025:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Asset-Backed Securities	—	$9,444,785	—	$9,444,785

Mortgage-Backed Securities	—	16,597,500	—	16,597,500

U.S. Government and Agency Obligations†	—	92,217,783	—	92,217,783

Short-Term Investments

Repurchase Agreements	—	1,444,000	—	1,444,000

Other Investment Companies	$1,329	—	—	1,329

Total Investments in Securities	$1,329	$119,704,068	—	$119,705,397

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities December 31, 2025

AMG GW&K Securitized Bond SMA Shares

Assets:

Investments at value[1]	$119,705,397

Cash	672

Dividend and interest receivables	471,312

Receivable from Affiliate	38,707

Prepaid expenses and other assets	13,613

Total assets	120,229,701

Liabilities:

Payable for Fund shares repurchased	14,170

Accrued expenses:

Other	74,963

Total liabilities	89,133

Commitments and Contingencies (Note 7)

Net Assets	$120,140,568

[1] Investments at cost	$117,584,861

Net Assets Represent:

Paid-in capital	$117,854,272

Total distributable earnings	2,286,296

Net Assets	$120,140,568

Net assets	$120,140,568

Shares outstanding	11,828,034

Net asset value, offering and redemption price per share	$10.16

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations For the period ended December 31, 2025

	AMG GW&K Securitized Bond SMA Shares[1]

Investment Income:

Dividend income	$10,090

Interest income	3,408,379

Total investment income	3,418,469

Expenses:

Professional fees	83,390

Reports to shareholders	18,370

Custodian fees	13,157

Registration fees	12,730

Trustee fees and expenses	6,289

Transfer agent fees	2,008

Interest expense	173

Miscellaneous	830

Total expenses before offsets	136,947

Expense reimbursements	(136,774)

Net expenses	173

Net investment income	3,418,296

Net Realized and Unrealized Gain:

Net realized gain on investments	420,481

Net increase from payment by affiliate	195,248	[2]

Net change in unrealized appreciation/depreciation on investments	2,120,536

Net realized and unrealized gain	2,736,265

Net increase in net assets resulting from operations	$6,154,561

1 Commencement of operations was June 12, 2025.

2 See Note 2 to the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

Statement of Changes in Net Assets For the period ended December 31, 2025

AMG GW&K Securitized Bond SMA Shares

2025[1]

Increase in Net Assets Resulting From Operations:

Net investment income	$3,418,296

Net realized gain on investments	615,729

Net change in unrealized appreciation/depreciation on investments	2,120,536

Net increase in net assets resulting from operations	6,154,561

Distributions to Shareholders:	(3,805,185)

Capital Share Transactions:[2]

Net increase from capital share transactions	117,791,192

Total increase in net assets	120,140,568

Net Assets:

Beginning of period	—

End of period	$120,140,568

1 Commencement of operations was June 12, 2025.

2 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Securitized Bond SMA Shares Financial Highlights For a share outstanding throughout the fiscal period

For the fiscal period ended December 31,

2025[1]

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.30

Net realized and unrealized gain on investments	0.19

Total income from investment operations	0.49

Less Distributions to Shareholders from:

Net investment income	(0.29)

Net realized gain on investments	(0.04)

Total distributions to shareholders	(0.33)

Net Asset Value, End of Period	$10.16

Total Return[3,4]	4.87%[5,6]

Ratio of net expenses to average net assets[7]	0.00%[8,9]

Ratio of gross expenses to average net assets[10]	0.17%[9,11]

Ratio of net investment income to average net assets[3]	2.93%[9]

Portfolio turnover	33%[6]

Net assets end of period (000’s) omitted	$120,141

[1]	Commencement of operations was on June 12, 2025.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Includes Net increase from payment by affiliate. Total return would have been 4.66% excluding payment by affiliate. See Note 2 to the Notes to Financial Statements.

[6]	Not annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]	Less than 0.005%.

[9]	Annualized.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Ratio does not reflect the annualization of audit fees.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements December 31, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K Securitized Bond SMA Shares (the “Fund”). The Fund commenced operations on June 12, 2025 and commenced investment operations on June 13, 2025.

The Fund offers a single class of shares for purchase. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K Investment Management, LLC (“GW&K”), the Fund’s subadviser, has an agreement with sponsors of separately managed account programs (“Program Sponsors”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

10

Notes to Financial Statements (continued)

rates) or other market corroborated inputs) (e.g., debt securities, government securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend income is recorded on the ex-dividend date and other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for the Fund are primarily due to equalization utilized. Temporary differences for the Fund are due to wash sale loss deferrals.

The tax character of distributions paid during the fiscal period ended December 31, 2025 was as follows:

Distributions paid from:	2025

Ordinary income *	$3,805,185
*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of December 31, 2025, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Undistributed ordinary income	$173,239

At December 31, 2025, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$117,592,340	$2,173,741	$(60,684)	$2,113,057

e. FEDERAL TAXES

The Fund intends to qualify as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2025, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

For the fiscal period ended December 31, 2025, the Fund did not utilize capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

11

Notes to Financial Statements (continued)

For the fiscal period ended December 31, 2025, the capital stock transactions for the Fund were as follows:

	December 31, 2025[1]

	Shares	Amount

Shares sold	12,661,989	$126,312,756

Shares issued in reinvestment of distributions	370,737	3,756,915

Shares redeemed	(1,204,692)	(12,278,479)

Net increase	11,828,034	$117,791,192

1 Commencement of operations was June 12, 2025.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At December 31, 2025, the market value of repurchase agreements outstanding was $1,444,000.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Fund’s subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K, who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Fund does not pay advisory fees to the Investment Manager or GW&K. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by Program Sponsors or program participants for managed account advisory services.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the average daily net assets attributable to the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the period ended December 31, 2025, the Investment Manager reimbursed the Fund $136,774.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund does not pay administrative fees to the Investment Manager for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K has an agreement with the Program Sponsor (typically, a registered investment adviser or broker-dealer), or directly with the client, to provide management or advisory services to the managed account. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual

12

Notes to Financial Statements (continued)

retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At December 31, 2025, the Fund had no interfund loans outstanding. The Fund did not lend during the fiscal period ended December 31, 2025.

The Fund utilized the interfund lending program during the period ended December 31, 2025 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$1,213,263	1	$173	5.200%

During the fiscal period ended December 31, 2025, the Fund incurred a loss of $195,248 due to a trade error. GW&K reimbursed the Fund on July 21, 2025, for the loss, and the reimbursement payment is reflected as “Net increase from payment by affiliate” in the Statement of Operations.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal period ended December 31, 2025, were $27,111,496 and $1,231,239, respectively.

Purchases and sales of U.S. Government Obligations for the fiscal period ended December 31, 2025 were $127,095,889 and $37,956,148, respectively.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Fund did not have any securities on loan at December 31, 2025.

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing

13

Notes to Financial Statements (continued)

interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Floating Rate Instrument Risk: Changes in interest rates may affect the yield on the Fund’s investments in floating rate investments. Floating rate investments may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, a decline in interest rates may result in a reduction in income received from floating rate investments held by the Fund and may adversely affect the value of the Fund’s shares.

Credit and Counterparty Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Collateralized Loan Obligations (“CLO”) and Other Collateralized Obligations Risk: The risks of investing in a CLO generally can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Restricted Securities Risk: Investing in restricted securities (including, without limitation, Rule 144A securities) may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. Limitations on the resale of restricted securities could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal Home Loan Banks (FHLBs), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

New Fund Risk: The Fund is a new fund, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of December 31, 2025:

14

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Fixed Income Clearing Corp.	$1,444,000	—	$1,444,000	$1,444,000	—

9. RECENT ACCOUNTING STANDARDS UPDATE

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. The Fund incorporated the provisions of the ASU, and there was no material impact to the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AMG Funds and Shareholders of AMG GW&K Securitized Bond SMA Shares

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG GW&K Securitized Bond SMA Shares (one of the funds constituting AMG Funds, referred to hereafter as the “Fund”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 12, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period June 12, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2026

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

16

Other Information (unaudited)

TAX INFORMATION

AMG GW&K Securitized Bond SMA Shares hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG GW&K Securitized Bond SMA Shares hereby designates $0 as a capital gain distribution with respect to the taxable year ended December 31, 2025, or if subsequently determined to be different, the net capital gains of such fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the period ended December 31, 2025, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the period ended December 31, 2025, was $6,289, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the period ended December 31, 2025.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

17

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	March 6, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	March 6, 2026